[LOGO] CANADA LIFE

                                          RONALD E. BEETTAM, F.S.A., F.C.I.A.
                                          President

                                          Canada Life Insurance Company
                                            of America
                                          P.O. Box 105662
                                          Atlanta, GA 30348-5662

                                               (770) 953-1959, x2861
                                               (800) 905-1959
                                          FAX: (888) 670-4836

August, 2000



Dear Trillium(R) Policyowner:

Enclosed is the Trillium Semi-Annual Report for the period ending June 30, 2000. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Trillium for your financial needs.

Sincerely,

/s/ Ronald E. Beettam
Ronald E. Beettam

Encl.


              6201 Powers Ferry Road, N.W. Atlanta, Georgia 30339

TRILLIUM            [LOGO]
A Variable Annuity

                                                                              VARIABLE ACCOUNT PERFORMANCE
                                                                              ----------------------------

                                                             Average Annual Total Returns for Periods Ending June 30, 2000
                                                                               Assuming Contract Continues
                                                            Year-to-                                     Since     Inception
                                                             Date*     1 Year     3 Year    5 Year     Inception      Date
Seligman Communications and Information Portfolio            4.08%     58.76%     42.39%     26.39%      30.83%      10/4/94
Seligman Global Technology Portfolio                         5.01      80.74      49.28         --       36.87        5/1/96
Seligman Frontier Portfolio                                  3.34      27.31       6.61      12.94       14.94       10/4/94
Seligman Small-Cap Value Portfolio                           6.29      (0.55)        --         --        7.29        5/1/98
Seligman Global Smaller Companies Portfolio                  1.50      26.63       8.08      12.15       11.92       10/4/94
Seligman Capital Portfolio                                  27.74      79.62      36.90      28.51       21.62        5/3/93
Seligman Large-Cap Growth Portfolio                          8.92      26.19         --         --       26.17        5/1/99
Seligman Global Growth Portfolio                            (3.50)     27.79      19.57         --       16.52        5/1/96
Seligman Large-Cap Value Portfolio                          (6.07)    (18.45)        --         --       (5.28)       5/1/98
Seligman Common Stock Portfolio                             (0.95)      0.51      12.59      16.13       14.00        5/3/93
Seligman International Growth Portfolio                    (24.42)     (9.06)      0.41       5.64        5.74        5/3/93
Seligman Income Portfolio                                    0.90       2.38       4.69       6.23        5.35        5/3/93
Seligman High-Yield Bond Portfolio                          (2.68)     (4.29)      0.76       5.14        5.00        5/1/95
Seligman Bond Portfolio                                      2.83       1.91       2.88       3.10        3.24        5/3/93
Seligman Cash Management Portfolio Current Yield 5.89%+      2.24       4.19       3.90       3.84        3.28        5/3/93

*Not annualized.

+ Annualized for the seven-day period ending June 30, 2000. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.95% as of June 30, 2000. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The three-, five-, seven-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Prior to March 31, 2000, Seligman employed a sub-advisor which was responsible for providing portfolio management services with respect to the non-US investments of the Global Technology, Global Smaller Companies, Global Growth, and International Growth Portfolios. After March 31, 2000, Seligman will continue to use such sub-advisory services only for Seligman Global Smaller Companies Portfolio.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance for Seligman Communications and Information and Seligman Global Technology Portfolios was achieved during a market favorable to companies in the technology sector and benefited significantly from investments in IPOs. There can be no assurances that these Portfolios will continue to achieve, by investing in IPOs or otherwise, similar performance in the future. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium since the variable account commenced operations on 5/3/93. For performance figures with CDSC, please see reverse side. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

Withdrawals may be subject to federal income tax, and a 10% federal tax penalty if made before age 59 1/2. Withdrawals will reduce a policy's cash value and death benefit. Depending on the performance of the underlying investment options, the cash value available for withdrawals may be worth more or less than the original amount invested.

There are specific risks associated with technology investing, such as greater price fluctuations, government regulation, and limited liquidity. A portfolio that concentrates its investments in one sector of the economy, such as technology, may be subject to greater share price fluctuations than a more diversified portfolio. The stocks of smaller companies may be subject to above-average market price fluctuations. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political conditions. A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. High-yield bonds are subject to a greater risk of loss of principal and interest than higher-rated investment-grade bonds. Purchasers should carefully assess the risks associated with an investment in Seligman High-Yield Bond Portfolio.


                                                   Average Annual Total Returns for Periods Ending June 30, 2000
VARIABLE ACCOUNT PERFORMANCE                       Assuming Contract Is Surrendered at End of Period
----------------------------
                                                            Year-to-                                     Since     Inception
                                                             Date*     1 Year     3 Year    5 Year     Inception      Date
Seligman Communications and Information Portfolio           (1.32)%    53.36%     41.65%    26.17%        30.70%     10/4/94
Seligman Global Technology Portfolio                         (0.39)    75.34      48.60        --         36.55       5/1/96
Seligman Frontier Portfolio                                  (2.06)    21.91       5.27     12.60         14.70      10/4/94
Seligman Small-Cap Value Portfolio                            0.89     (5.95)        --        --          5.36       5/1/98
Seligman Global Smaller Companies Portfolio                  (3.90)    21.23       6.78     11.81         11.64      10/4/94
Seligman Capital Portfolio                                   22.34     74.22      36.09     28.31         21.62       5/3/93
Seligman Large-Cap Growth Portfolio                           3.52     20.79         --        --         21.71       5/1/99
Seligman Global Growth Portfolio                             (8.90)    22.39      18.51        --         15.98       5/1/96
Seligman Large-Cap Value Portfolio                          (11.47)   (23.85)        --        --         (7.52)      5/1/98
Seligman Common Stock Portfolio                              (6.35)    (4.89)     11.40     15.83         14.00       5/3/93
Seligman International Growth Portfolio                     (29.82)   (14.46)     (1.10)     5.21          5.74       5/3/93
Seligman Income Portfolio                                    (4.50)    (3.02)      3.30      5.81          5.35       5/3/93
Seligman High-Yield Bond Portfolio                           (8.08)    (9.69)     (0.74)     4.69          4.57       5/1/95
Seligman Bond Portfolio                                      (2.57)    (3.49)      1.44      2.62          3.24       5/3/93
Seligman Cash Management Portfolio Current Yield 5.89%+      (3.16)    (1.21)      2.50      3.37          3.28       5/3/93

*Not annualized.

+ Annualized for the seven-day period ending June 30, 2000. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.95% as of June 30, 2000. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The three-, five-, seven-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

 Issued by: Canada Life Insurance Company of America, 6201 Powers Ferry Road,
                            N.W., Atlanta, GA 30339
  For more information contact: Seligman Advisors, Inc., 100 Park Avenue, New
                        York, NY 10017 . (800) 221-2783

Prior to March 31, 2000, Seligman employed a sub-advisor which was responsible for providing portfolio management services with respect to the non-US investments of the Global Technology, Global Smaller Companies, Global Growth, and International Growth Portfolios. After March 31, 2000, Seligman will continue to use such sub-advisory services only for Seligman Global Smaller Companies Portfolio.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance for Seligman Communications and Information and Seligman Global Technology Portfolios was achieved during a market favorable to companies in the technology sector and benefited significantly from investments in IPOs. There can be no assurances that these Portfolios will continue to achieve, by investing in IPOs or otherwise, similar performance in the future. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for Trillium's current fees and charges and including the maximum CDSC of 6% since the variable account commenced operations on 5/3/93. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

Withdrawals may be subject to federal income tax, and a 10% federal tax penalty if made before age 59 1/2. Withdrawals will reduce a policy's cash value and death benefit. Depending on the performance of the underlying investment options, the cash value available for withdrawals may be worth more or less than the original amount invested.

Investing in Trillium portfolios involves risk, including possible loss of principal. Shares of the Trillium portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and are subject to market fluctuations.

The attached are incorporated by reference herein to the Semi-annual Report filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 31, 2000
     Portfolios include: Seligman Bond, Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology, Seligman High-Yield Bond, Seligman Income, Seligman International Growth, Seligman Large-Cap Growth, Seligman Large-Cap Value, and Seligman Small-Cap Value.

-------------------------------------------------------------------------------
                                 MID-YEAR REPORT
-------------------------------------------------------------------------------

                                    TRILLIUM

                               A VARIABLE ANNUITY

                                  JUNE 30, 2000

Total Returns*
For the Six Months Ended June 30, 2000

Sub-Accounts:
   Bond .................................................   2.84%
   Capital ..............................................  27.77
   Cash Management ......................................   2.26
   Common Stock .........................................  (0.93)
   Communications and Information .......................   4.10
   Frontier .............................................   3.36
   Global Growth ........................................  (3.47)
   Global Smaller Companies .............................   1.52
   Global Technology ....................................   5.03
   High-Yield Bond ......................................  (2.66)
   Income ...............................................   0.91
   International Growth ................................. (24.40)
   Large-Cap Growth .....................................   8.95
   Large-Cap Value ......................................  (6.04)
   Small-Cap Value ......................................   6.32

------------------------
* Total returns of the Sub-Accounts are based on the performance of the Seligman Portfolios, Inc., the underlying investment vehicle for the Canada Life of America Variable Annuity Account 2 (Variable Annuity Account 2), less current fees and charges. The returns exclude any contingent deferred sales charge ("CDSC") applicable to the Variable Annuity Account 2.

                                          Seligman Portfolios, Inc.
                                          the underlying investment vehicle for
                                          -------------------------------------
                                          TRILLIUM
                                          A Variable
                                          Annuity
                                          -------------------------------------
                                          -------------------------------------
                                          -------------------------------------
                                                                August 11, 2000

Dear Contract Owner:

   J. & W. Seligman & Co. Incorporated, the Manager of Seligman Portfolios, Inc., the underlying investment vehicle for your Trillium Variable Annuity, and Canada Life Insurance Company of America, as issuer of The Canada Life of America Variable Annuity Account 2, are pleased to provide the enclosed unaudited report for the six months ended June 30, 2000.

   The first six months of 2000 presented a challenging investment environment as markets considered the possible ramifications of the Federal Reserve Board's tighter monetary policy. As early as June 1999, in an effort to slow the economy, the Fed began raising interest rates. For nearly a year, these efforts seemed to have little effect on the roaring US economy, and investors became concerned that the Fed would be unable to achieve its objective of an economic "soft landing." Ongoing economic strength could also prompt the Fed to continue raising interest rates, possibly significantly, which could adversely affect corporate profits and stock prices.

   Investor fear finally induced a significant correction in the Nasdaq Composite Index (a technology-heavy index) in March. From March 10 through May 23, 2000, this index lost 37% of its market value. Meanwhile, stocks with solid earnings and strong underlying fundamentals strengthened, while "concept stocks," those of companies with interesting ideas but no earnings, fell out of favor. The market also broadened, and small- and mid-cap stocks delivered strong relative performance. The bond market, particularly US government bonds and high-quality corporate bonds, rallied during this time.

   As the six months came to a close, the economy finally showed signs of a slowdown. Growth and concept stocks temporarily regained some momentum, erasing some of the damage that had occurred earlier in the period. By the end of the six months, in which investors wavered between growth and value stocks, the broad market averages had delivered generally flat results.

   Looking ahead, we believe that the US economy will continue to moderate and that the stock market will continue to broaden. Thus, we believe that investors should work with their financial advisors to ensure that their portfolios include a broad range of asset classes, such as small- and mid-cap stocks, international stocks, and fixed-income securities. While we feel that the economic slowdown and the corresponding moderation of the stock market are healthy long-term trends, the investment environment could become more challenging.

   The rest of 2000 may present a more complex environment, making professional management, such as is offered through variable insurance products, crucial. These investment vehicles provide investors with an opportunity to obtain the services of investment managers who have years of experience in specific disciplines, such as global investing, small- and mid-cap investing, and technology investing, and who have the support of research teams to find the best opportunities throughout the world and across markets. They can also provide diversification, which is important for long-term investment success.

   Thank you for your continued support of Trillium. We look forward to serving your investment needs for many years to come.

Respectfully,

/s/Ronald E. Beettam                          /s/William C. Morris
Ronald E. Beettam                             William C. Morris
President                                     Chairman
Canada Life Insurance Company of America      J.& W.Seligman & Co. Incorporated


                                   -- 1 --

                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Statement of Net Assets (unaudited)
--------------------------------------------------------------------------------

                                                                     Cash         Common      Communications
                                       Bond          Capital      Management       Stock      and Information   Frontier
                                   Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                   -----------    -----------    -----------    -----------     -----------    -----------
NET ASSETS:
Investment in Seligman
  Portfolios, Inc., at market
  value (see Note 3 for
  cost values) .................    $5,458,013    $44,037,690    $12,829,251    $38,690,304    $176,951,045    $18,737,287
Due from (to) Canada Life
  Insurance Company of
  America ......................       150,490     (1,675,322)       (32,242)     1,327,448         348,698        487,036
                                    ----------    -----------    -----------    -----------    ------------    -----------
Net Assets .....................    $5,608,503    $42,362,368    $12,797,009    $40,017,752    $177,299,743    $19,224,323
                                    ==========    ===========    ===========    ===========    ============    ===========
NET ASSETS
   ATTRIBUTABLE TO:
Policyholders' liability
   reserve .....................    $5,608,503    $42,362,368    $12,797,009    $40,017,752    $177,299,743    $19,224,323
                                    ----------    -----------    -----------    -----------    ------------    -----------
Net Assets .....................    $5,608,503    $42,362,368    $12,797,009    $40,017,752    $177,299,743    $19,224,323
                                    ==========    ===========    ===========    ===========    ============    ===========
Number of Units
   Outstanding .................       332,215        590,725      8,325,756        902,886       3,782,826        861,838
                                    ==========    ===========    ===========    ===========    ============    ===========
Net Asset Value Per Unit .......      $16.8821       $71.7125        $1.5370       $44.3220        $46.8697       $22.3062
                                    ==========    ===========    ===========    ===========    ============    ===========

                                                    Global
                                      Global        Smaller        Global       High-Yield
                                      Growth       Companies     Technology        Bond           Income
                                   Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                   -----------    -----------    -----------    -----------     -----------
NET ASSETS:
Investment in Seligman
  Portfolios, Inc., at market
  value (see Note 3 for
  cost values) .................   $ 8,151,364    $18,668,968    $29,164,778    $17,855,967      $6,683,590
Due from (to) Canada Life
  Insurance Company of
  America ......................     1,886,767       (336,100)      (131,067)      (256,830)        100,544
                                   -----------    -----------    -----------    -----------      ----------
Net Assets .....................   $10,038,131    $18,332,868    $29,033,711    $17,599,137      $6,784,134
                                   ===========    ===========    ===========    ===========      ==========
NET ASSETS
   ATTRIBUTABLE TO:
Policyholders' liability
   reserve .....................   $10,038,131    $18,332,868    $29,033,711    $17,599,137      $6,784,134
                                   -----------    -----------    -----------    -----------      ----------
Net Assets .....................   $10,038,131    $18,332,868    $29,033,711    $17,599,137      $6,784,134
                                   ===========    ===========    ===========    ===========      ==========
Number of Units
   Outstanding .................       529,998        958,278        784,057      1,364,333         290,772
                                   ===========    ===========    ===========    ===========      ==========
Net Asset Value Per Unit .......      $18.9399       $19.1311       $37.0301       $12.8994        $23.3315
                                   ===========    ===========    ===========    ===========      ==========

                                  International    Large-Cap      Large-Cap      Small-Cap
                                      Growth        Growth          Value          Value       Sub-Accounts
                                   Sub-Account    Sub-Account    Sub-Account    Sub-Account      Combined
                                   -----------    -----------    -----------    -----------     -----------
NET ASSETS:
Investment in Seligman
  Portfolios, Inc., at market
  value (see Note 3 for
  cost values) .................    $8,246,889     $6,419,782     $4,762,755     $4,151,602    $400,809,285
Due from (to) Canada Life
  Insurance Company of
  America ......................      (555,241)    (1,377,824)      (592,641)       (80,128)       (736,412)
                                    ----------     ----------     ----------     ----------    ------------
Net Assets .....................    $7,691,648     $5,041,958     $4,170,114     $4,071,474    $400,072,873
                                    ==========     ==========     ==========     ==========    ============
NET ASSETS
   ATTRIBUTABLE TO:
Policyholders' liability
   reserve .....................    $7,691,648     $5,041,958     $4,170,114     $4,071,474    $400,072,873
                                    ----------     ----------     ----------     ----------    ------------
Net Assets .....................    $7,691,648     $5,041,958     $4,170,114     $4,071,474    $400,072,873
                                    ==========     ==========     ==========     ==========    ============
Number of Units
   Outstanding .................       514,206        384,177        468,485        349,208      20,439,760
                                    ==========     ==========     ==========     ==========    ============
Net Asset Value Per Unit .......      $14.9583       $13.1240        $8.9013       $11.6592
                                    ==========     ==========     ==========     ==========

------------------
See accompanying notes.

--------------------------------------------------------------------------------
Statement of Operations                   For the Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

                                                                     Cash         Common      Communications
                                       Bond          Capital      Management       Stock      and Information   Frontier
                                   Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                   -----------    -----------    -----------    -----------     -----------    -----------
NET INVESTMENT INCOME:
Dividend and capital
   gain distributions ..........     $      --     $5,991,515       $     --     $       --     $        --    $        --
Less mortality and expense
   risk charges (Note 6) .......        34,556        250,752         92,378        280,159       1,273,939        139,424
                                     ---------     ----------       --------     ----------     -----------    -----------
Net Investment Income
   (loss) ......................       (34,556)      (250,752)       299,997       (280,159)     (1,273,939)      (139,424)
                                     ---------     ----------       --------     ----------     -----------    -----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss)
   on investments ..............       (69,821)       992,792             --       (991,730)      9,246,713      2,709,536
Net unrealized appreciation
   (depreciation) of
   investments .................       247,132      8,373,859             --        678,347        (986,158)    (2,002,776)
                                     ---------     ----------       --------     ----------     -----------    -----------
Net Realized and Unrealized
   Gain (Loss) on
   Investments .................       177,311      9,366,651             --       (313,383)      8,260,555        706,760
                                     ---------     ----------       --------     ----------     -----------    -----------
Net Increase (Decrease) in
   Net Assets Resulting
   from Operations .............      $142,755     $9,115,899       $299,997      $(593,542)     $6,986,616     $  567,336
                                     =========     ==========       ========     ==========     ===========     ==========

                                                    Global
                                      Global        Smaller        Global       High-Yield
                                      Growth       Companies     Technology        Bond           Income
                                   Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account
                                   -----------    -----------    -----------    -----------     -----------
NET INVESTMENT INCOME:
Dividend and capital
   gain distributions ..........    $       --     $       --     $       --     $       --        $     --
Less mortality and expense
   risk charges (Note 6) .......        66,717        134,254        194,820        146,716          49,124
                                    ----------     ----------     ----------     ----------        --------
Net Investment Income
   (loss) ......................       (66,717)      (134,254)      (194,820)      (146,716)        (49,124)
                                    ----------     ----------     ----------     ----------        --------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss)
   on investments ..............     1,230,383        529,415      2,302,020     (1,449,061)       (162,248)
Net unrealized appreciation
   (depreciation) of
   investments .................    (1,386,698)      (120,235)    (1,169,660)     1,003,255         249,277
                                    ----------     ----------     ----------     ----------        --------
Net Realized and Unrealized
   Gain (Loss) on
   Investments .................      (156,315)       409,180      1,132,360       (445,806)         87,029
                                    ----------     ----------     ----------     ----------        --------
Net Increase (Decrease) in
   Net Assets Resulting
   from Operations .............    $ (223,032)      $274,926     $  937,540     $ (592,522)       $ 37,905
                                    ==========     ==========     ==========     ==========        ========

                                  International    Large-Cap      Large-Cap      Small-Cap
                                      Growth        Growth          Value          Value       Sub-Accounts
                                   Sub-Account    Sub-Account    Sub-Account    Sub-Account      Combined
                                   -----------    -----------    -----------    -----------     -----------
NET INVESTMENT INCOME:
Dividend and capital
   gain distributions ..........    $       --      $      --      $      --       $     --    $    392,375
Less mortality and expense
   risk charges (Note 6) .......        63,995         33,426         33,750         29,051       2,823,061
                                    ----------      ---------      ---------       --------    ------------
Net Investment Income
   (loss) ......................       (63,995)       (33,426)       (33,750)       (29,051)     (2,430,686)
                                    ----------      ---------      ---------       --------    ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss)
   on investments ..............        30,066         35,834       (140,231)        16,531      14,280,199
Net unrealized appreciation
   (depreciation) of
   investments .................    (2,578,562)       537,984       (145,612)       217,291       2,917,444
                                    ----------      ---------      ---------       --------    ------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments .................    (2,548,496)       573,818       (285,843)       233,822      17,197,643
                                    ----------      ---------      ---------       --------    ------------
Net Increase (Decrease) in
   Net Assets Resulting
   from Operations .............   $(2,612,491)      $540,392      $(319,593)      $204,771     $14,766,957
                                   ===========       ========      =========       ========    ============

------------------
See accompanying notes.

                                 -- 2 and 3 --

                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Bond                        Capital                   Cash Management
                                                  Sub-Account                  Sub-Account                   Sub-Account
                                             ----------------------     ------------------------       -----------------------
                                            Six Months                  Six Months                     Six Months
                                               Ended        Year           Ended         Year             Ended        Year
                                              6/30/00       Ended         6/30/00        Ended           6/30/00       Ended
                                            (unaudited)   12/31/99      (unaudited)    12/31/99        (unaudited)   12/31/99
                                             ---------    ---------     ----------    ----------       ----------    ---------
OPERATIONS:
Net investment income (loss)..........    $  (34,556)   $  257,454      $  (250,752)   $ 5,722,122      $  299,997    $  498,174
Net realized gain (loss) on
  investments.........................       (69,821)     (144,807)         992,792      1,347,782              --            --
Net unrealized appreciation
  (depreciation) of investments.......       247,132      (426,084)       8,373,859      2,021,410              --            --
                                          ----------    ----------      -----------    -----------     -----------    ----------
Net Increase (Decrease) in Net
  Assets Resulting from Operations....       142,755      (313,437)       9,115,899      9,091,314         299,997       498,174
                                          ----------    ----------      -----------    -----------     -----------    ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)..........       555,100       (48,827)       6,590,550       (453,005)     (4,360,615)    7,396,543
                                          ----------    ----------      -----------    -----------     -----------    ----------
Net Increase (Decrease) in Net
  Assets Arising from Capital
  Transactions........................       555,100       (48,827)       6,590,550       (453,005)     (4,360,615)    7,396,543
                                          ----------    ----------      -----------    -----------     -----------    ----------
Total Increase (Decrease)
  in Net Assets.......................       697,855      (362,264)      15,706,449      8,638,309      (4,060,618)    7,894,717
Net Assets, Beginning of Period.......     4,910,648     5,272,912       26,655,919     18,017,610      16,857,627     8,962,910
                                          ----------    ----------      -----------    -----------     -----------   -----------
Net Assets, End of Period.............    $5,608,503    $4,910,648      $42,362,368    $26,655,919     $12,797,009   $16,857,627
                                          ==========    ==========      ===========    ===========     ===========   ===========

                                                                           Communications and
                                                Common Stock                   Information                     Frontier
                                                Sub-Account                    Sub-Account                    Sub-Account
                                           ----------------------       -----------------------         ------------------------
                                          Six Months                    Six Months                     Six Months
                                             Ended        Year             Ended          Year             Ended           Year
                                            6/30/00       Ended           6/30/00         Ended           6/30/00          Ended
                                          (unaudited)   12/31/99        (unaudited)     12/31/99        (unaudited)      12/31/99
                                           ---------    ---------       ----------     ----------       ----------       ---------
OPERATIONS:
Net investment income (loss)..........  $  (280,159)   $ 8,858,927      $ (1,273,939)  $ 23,834,219     $ (139,424)   $   (309,166)
Net realized gain (loss) on
  investments.........................     (991,730)     1,788,619         9,246,713      8,073,059      2,709,536      (1,417,941)
Net unrealized appreciation
  (depreciation) of investments.......      678,347     (5,762,124)         (986,158)    47,083,794     (2,002,776)      2,941,214
                                        -----------    -----------      ------------    -----------    -----------    ------------
Net Increase (Decrease) in Net
  Assets Resulting from Operations....     (593,542)     4,885,422         6,986,616     78,991,072        567,336       1,214,107
                                        -----------    -----------      ------------    -----------    -----------    ------------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)..........   (5,064,023)    (1,075,059)       (1,726,755)    (4,332,148)    (2,282,424)    (11,892,873)
                                        -----------    -----------      ------------    -----------    ------------   ------------
Net Increase (Decrease) in Net
  Assets Arising from Capital
  Transactions........................   (5,064,023)    (1,075,059)       (1,726,755)    (4,332,148)    (2,282,424)    (11,892,873)
                                        -----------    -----------      ------------    -----------    ------------   ------------
Total Increase (Decrease)
  in Net Assets.......................   (5,657,565)     3,810,363         5,259,861     74,658,924     (1,715,088)    (10,678,766)
Net Assets, Beginning of Period.......   45,675,317     41,864,954       172,039,882     97,380,958     20,939,411      31,618,177
                                        -----------    -----------      ------------   ------------    -----------    ------------
Net Assets, End of Period.............  $40,017,752    $45,675,317      $177,299,743   $172,039,882    $19,224,323    $ 20,939,411
                                        ===========    ===========      ============   ============    ===========    ============

                                                                             Global Smaller
                                                 Global Growth                  Companies
                                                  Sub-Account                  Sub-Account
                                           -----------------------      -------------------------
                                           Six Months                   Six Months
                                              Ended        Year            Ended          Year
                                             6/30/00       Ended          6/30/00         Ended
                                           (unaudited)   12/31/99       (unaudited)     12/31/99
                                           -----------   ---------      ----------     ----------
OPERATIONS:
Net investment income (loss)..........   $   (66,717)   $  923,651      $  (134,254)   $  (237,320)
Net realized gain (loss) on
  investments.........................     1,230,383       790,461          529,415        246,754
Net unrealized appreciation
  (depreciation) of investments.......    (1,386,698)    2,051,588         (120,235)     3,855,334
                                         -----------    ----------      -----------    -----------
Net Increase (Decrease) in Net
  Assets Resulting from Operations....      (223,032)    3,765,700          274,926      3,864,768
                                         -----------    ----------      -----------    -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)..........      (700,042)     (691,469)        (721,952)    (4,591,356)
                                         -----------    ----------      -----------    -----------
Net Increase (Decrease) in Net
  Assets Arising from Capital
  Transactions........................      (700,042)     (691,469)        (721,952)    (4,591,356)
                                         -----------    ----------      -----------    -----------
Total Increase (Decrease)
  in Net Assets.......................      (923,074)    3,074,231         (447,026)      (726,588)
Net Assets, Beginning of Period.......    10,961,205     7,886,974       18,779,894     19,506,482
                                         -----------   -----------      -----------    -----------
Net Assets, End of Period.............   $10,038,131   $10,961,205      $18,332,868    $18,779,894
                                         ===========   ===========      ===========    ===========

                                              Global Technology              High-Yield Bond                    Income
                                                 Sub-Account                   Sub-Account                    Sub-Account
                                         ------------------------        -------------------------      ------------------------
                                           Six Months                   Six Months                     Six Months
                                              Ended        Year            Ended          Year             Ended         Year
                                             6/30/00       Ended          6/30/00         Ended           6/30/00        Ended
                                           (unaudited)   12/31/99       (unaudited)     12/31/99        (unaudited)    12/31/99
                                            ---------    ---------      ----------     ----------       ----------     ---------
OPERATIONS:
Net investment income (loss)..........   $  (194,820)  $ 1,585,236      $  (146,716)   $ 2,476,831      $  (49,124)  $   854,002
Net realized gain (loss) on
  investments.........................     2,302,020     3,349,814       (1,449,061)    (1,389,315)       (162,248)      (19,359)
Net unrealized appreciation
  (depreciation) of investments.......    (1,169,660)    4,867,611        1,003,255     (1,657,637)        249,277      (717,827)
                                         -----------   -----------      -----------    -----------      ----------   -----------
Net Increase (Decrease) in Net
  Assets Resulting from Operations....       937,540     9,802,661         (592,522)      (570,121)         37,905       116,816
                                         -----------   -----------      -----------    -----------      ----------   -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)..........     8,016,266     5,006,209       (7,034,444)    (5,068,977)     (1,134,370)   (1,222,331)
                                         -----------   -----------      -----------    -----------      ----------   -----------
Net Increase (Decrease) in Net
  Assets Arising from Capital
  Transactions........................     8,016,266     5,006,209       (7,034,444)    (5,068,977)     (1,134,370)   (1,222,331)
                                         -----------   -----------      -----------    -----------      ----------   -----------
Total Increase (Decrease)
  in Net Assets.......................     8,953,806    14,808,870       (7,626,966)    (5,639,098)     (1,096,465)   (1,105,515)
Net Assets, Beginning of Period.......    20,079,905     5,271,035       25,226,103     30,865,201       7,880,599     8,986,114
                                         -----------   -----------      -----------    -----------      ----------   -----------
Net Assets, End of Period.............   $29,033,711   $20,079,905      $17,599,137    $25,226,103      $6,784,134   $ 7,880,599
                                         ===========   ===========      ===========    ===========      ==========   ===========

                                             International Growth           Large-Cap Growth                Large-Cap Value
                                                 Sub-Account                   Sub-Account                    Sub-Account
                                          ------------------------      -------------------------       ------------------------
                                           Six Months                   Six Months                      Six Months
                                              Ended        Year            Ended          Year             Ended         Year
                                             6/30/00       Ended          6/30/00         Ended           6/30/00        Ended
                                           (unaudited)   12/31/99       (unaudited)     12/31/99        (unaudited)    12/31/99
                                            ---------    ---------      ----------     ----------       ----------     ---------
OPERATIONS:
Net investment income (loss)..........   $   (63,995)  $ 1,216,038     $    (33,426)   $  (15,838)     $  (33,750)    $   (7,789)
                                         -----------   -----------     ------------    ----------      ----------     ----------
Net realized gain (loss) on
  investments.........................        30,066       488,026           35,834        15,637        (140,231)        28,971
Net unrealized appreciation
  (depreciation) of investments.......    (2,578,562)      322,636          537,984       484,748        (145,612)      (294,330)
                                         -----------   -----------     ------------    ----------      ----------     ----------
Net Increase (Decrease) in Net
  Assets Resulting from Operations....    (2,612,491)    2,026,700          540,392       484,547        (319,593)      (273,148)
                                         -----------   -----------     ------------    ----------      ----------     ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)..........       444,814    (1,534,864)       1,530,873     2,486,146      (1,101,650)     2,286,079
                                         -----------   -----------     ------------    ----------      ----------     ----------
Net Increase (Decrease) in Net
  Assets Arising from Capital
  Transactions........................       444,814    (1,534,864)       1,530,873     2,486,146      (1,101,650)     2,286,079
                                         -----------   -----------     ------------    ----------      ----------     ----------
Total Increase (Decrease)
  in Net Assets.......................    (2,167,677)      491,836        2,071,265     2,970,693      (1,421,243)     2,012,931
Net Assets, Beginning of Period.......     9,859,325     9,367,489        2,970,693            --       5,591,357      3,578,426
                                         -----------   -----------     ------------    ----------      ----------     ----------
Net Assets, End of Period.............   $ 7,691,648   $ 9,859,325     $  5,041,958    $2,970,693      $4,170,114     $5,591,357
                                         ===========   ===========     ============    ==========      ==========     ==========

                                                Small-Cap Value                Sub-Accounts
                                                  Sub-Account                    Combined
                                          ------------------------      --------------------------
                                           Six Months                   Six Months
                                              Ended        Year            Ended          Year
                                             6/30/00       Ended          6/30/00         Ended
                                           (unaudited)   12/31/99       (unaudited)     12/31/99
                                          ------------   ---------      ----------     -----------
OPERATIONS:
Net investment income (loss)..........    $  (29,051)   $  704,760     $ (2,430,686)  $ 46,361,301
Net realized gain (loss) on
  investments.........................        16,531       181,803       14,280,199     13,339,504
Net unrealized appreciation
  (depreciation) of investments.......       217,291        36,494        2,917,444     54,806,827
                                          ----------    ----------     ------------   ------------
Net Increase (Decrease) in Net
  Assets Resulting from Operations....       204,771       923,057       14,766,957    114,507,632
                                          ----------    ----------     ------------   ------------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)..........      (220,778)      955,227       (7,209,450)   (12,780,705)
                                          ----------    ----------     ------------   ------------
Net Increase (Decrease) in Net
  Assets Arising from Capital
  Transactions........................      (220,778)      955,227       (7,209,450)   (12,780,705)
                                          ----------    ----------     ------------   ------------
Total Increase (Decrease)
  in Net Assets.......................       (16,007)    1,878,284        7,557,507    101,726,927
Net Assets, Beginning of Period.......     4,087,481     2,209,197      392,515,366    290,788,439
                                          ----------    ----------     ------------   ------------
Net Assets, End of Period.............    $4,071,474    $4,087,481     $400,072,873   $392,515,366
                                          ==========    ==========     ============   ============

-----------------
* Commencement of operations.
See accompanying notes.

                                   -- 4 and 5 --

                Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization
   Canada Life of America Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 26, 1993 as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has fifteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

   The assets of Variable Annuity Account 2 are the property of CLICA. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies
Investments
Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends and Capital Gain Distributions
Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Except for the Cash Management Portfolio, whose dividends are declared daily and paid monthly, dividends and capital gain distributions are declared and paid annually. Dividends and capital gain distributions paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

Federal Income Taxes Variable
Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3. Investments
The investment by Variable Annuity Account 2 in the individual portfolios of the Fund at June 30, 2000, is as follows:

                                             Number of Shares         Market Price        Market Value            Cost
                                             ----------------         ------------        ------------         -----------
Bond                                               568,543               $  9.60         $  5,458,013         $  5,679,133
Capital                                          1,432,120                 30.75           44,037,690           31,171,503
Cash Management                                 12,829,251                  1.00           12,829,251           12,829,251
Common Stock                                     2,334,961                 16.57           38,690,304           40,858,510
Communications and Information                   6,321,938                 27.99          176,951,045          114,912,818
Frontier                                           992,967                 18.87           18,737,287           17,057,858
Global Growth                                      460,269                 17.71            8,151,364            6,400,822
Global Smaller Companies                         1,044,710                 17.87           18,668,968           14,270,512
Global Technology                                1,005,682                 29.00           29,164,778           24,776,751
High-Yield Bond                                  1,899,571                  9.40           17,855,967           21,036,644
Income                                             663,713                 10.07            6,683,590            7,158,899
International Growth                               651,413                 12.66            8,246,889            9,253,044
Large-Cap Growth                                   481,243                 13.34            6,419,782            5,397,050
Large-Cap Value                                    542,455                  8.78            4,762,755            5,093,625
Small-Cap Value                                    479,954                  8.65            4,151,602            3,932,297
                                                                                         ------------         ------------
                                                                                         $400,809,285         $319,828,717
                                                                                         ============         ============

4. Security Purchases and Sales
The aggregate cost of purchases and the proceeds from sales of investments are presented below:

                                              Aggregate Cost of Purchases              Proceeds from Sales
                                              ---------------------------              -------------------
Bond                                                 $  1,721,236                           $  1,248,743
Capital                                                14,088,695                              6,109,989
Cash Management                                        23,063,102                             27,050,878
Common Stock                                            4,919,007                             11,531,995
Communications and Information                         20,087,186                             23,656,926
Frontier                                               14,839,022                             17,755,117
Global Growth                                           2,036,770                              4,673,845
Global Smaller Companies                                1,631,302                              2,113,465
Global Technology                                      18,290,836                             10,465,779
High-Yield Bond                                         1,904,073                              8,598,357
Income                                                    274,955                              1,558,420
International Growth                                    1,808,991                                883,443
Large-Cap Growth                                        3,176,006                                338,438
Large-Cap Value                                         1,181,366                              1,743,094
Small-Cap Value                                           754,369                              1,090,475
                                                     ------------                           ------------
                                                     $109,776,916                           $118,818,964
                                                     ============                           ============

                                   -- 6 --

                Canada Life of America Variable Annuity Account 2
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

5. Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated.

                                                Six Months Ended June 30, 2000        Year Ended December 31, 1999
                                                ------------------------------        ----------------------------
                                                   Units            Amount              Units            Amount
                                                ----------        ----------          ----------      -----------
Bond Sub-Account
Accumulation Units:
   Contract purchases and net transfers in       1,447,005      $ 25,188,353             322,587      $ 5,568,576
   Terminated contracts and net transfers out   (1,413,943)      (24,633,253)           (325,992)      (5,617,403)
                                                ----------      ------------         -----------      -----------
                                                    33,062           555,100              (3,405)         (48,827)
                                                ----------      ------------         -----------      -----------
Capital Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         284,792        18,171,826             299,549       11,994,851
   Terminated contracts and net transfers out     (169,007)      (11,581,276)           (310,008)     (12,447,856)
                                                ----------      ------------         -----------      -----------
                                                   115,785         6,590,550              10,459         (453,005)
                                                ----------      ------------         -----------      -----------
Cash Management Sub-Account
Accumulation Units:
   Contract purchases and net transfers in      28,733,215        43,726,902          40,947,833       60,392,520
   Terminated contracts and net transfers out  (31,622,864)      (48,087,517)        (35,911,189)     (52,995,977)
                                                ----------      ------------         -----------      -----------
                                                (2,889,649)       (4,360,615)          5,036,644        7,396,543
                                                ----------      ------------         -----------      -----------
Common Stock Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         230,914        12,251,234             585,115       24,933,937
   Terminated contracts and net transfers out     (348,985)      (17,315,257)           (608,245)     (26,008,996)
                                                ----------      ------------         -----------      -----------
                                                  (118,071)       (5,064,023)            (23,130)      (1,075,059)
                                                ----------      ------------         -----------      -----------
Communications and Information Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         657,131        34,096,248           1,216,263       35,884,214
   Terminated contracts and net transfers out     (695,562)      (35,823,003)         (1,358,367)     (40,216,362)
                                                ----------      ------------         -----------      -----------
                                                   (38,431)       (1,726,755)           (142,104)      (4,332,148)
                                                ----------      ------------         -----------      -----------
Frontier Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         902,826        21,412,465             848,373       14,699,046
   Terminated contracts and net transfers out   (1,011,271)      (23,694,889)         (1,562,533)     (26,591,919)
                                                ----------      ------------         -----------      -----------

                                                  (108,445)       (2,282,424)           (714,160)     (11,892,873)
                                                ----------      ------------         -----------      -----------

Global Growth Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         198,537         6,307,435             514,496        7,656,906
   Terminated contracts and net transfers out     (227,181)       (7,007,477)           (560,299)      (8,348,375)
                                                ----------      ------------         -----------      -----------
                                                   (28,644)         (700,042)            (45,803)        (691,469)
                                                ----------      ------------         -----------      -----------
Global Smaller Companies Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         233,083         6,760,186             487,918        7,603,927
   Terminated contracts and net transfers out     (271,416)       (7,482,138)           (801,390)     (12,195,283)
                                                ----------      ------------         -----------      -----------
                                                   (38,333)         (721,952)           (313,472)       4,591,356
                                                ----------      ------------         -----------      -----------
Global Technology Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         597,094        22,569,543           1,084,404       24,282,406
   Terminated contracts and net transfers out     (382,580)      (14,553,277)           (837,452)     (19,276,197)
                                                ----------      ------------         -----------      -----------
                                                   214,514         8,016,266             246,952        5,006,209
                                                ----------      ------------         -----------      -----------
High-Yield Bond Sub-Account
Accumulation Units:
   Contract purchases and net transfers in         352,062         7,003,469           1,232,239       16,959,707
   Terminated contracts and net transfers out     (891,343)      (14,037,913)         (1,608,165)     (22,028,684)
                                                ----------      ------------         -----------      -----------
                                                  (539,281)       (7,034,444)           (375,926)      (5,068,977)
                                                ----------      ------------         -----------      -----------

                                   -- 7 --

                Canada Life of America Variable Annuity Account 2
-------------------------------------------------------------------------------
Notes to Financial Statements  (unaudited) (continued)
--------------------------------------------------------------------------------

                                                Six Months Ended June 30, 2000        Year Ended December 31, 1999
                                               -------------------------------        ----------------------------
                                                   Units            Amount              Units            Amount
                                                ----------        ----------          ----------      -----------
Income Sub-Account
Accumulation Units:
   Contract purchases and net transfers in        77,131           $ 1,880,928         116,816        $ 2,770,238
   Terminated contracts and net transfers out   (127,210)           (3,015,298)       (170,231)        (3,992,569)
                                              ----------           -----------      ----------          ---------
                                                 (50,079)           (1,134,370)        (53,415)        (1,222,331)
                                              ----------           -----------      ----------          ----------
International Growth Sub-Account
Accumulation Units:
   Contract purchases and net transfers in       130,525             3,488,202         192,473          3,273,321
   Terminated contracts and net transfers out   (114,615)           (3,043,388)       (285,428)        (4,808,185)
                                              ----------           -----------      ----------          ----------
                                                  15,910               444,814         (92,955)        (1,534,864)
                                              ----------           -----------      ----------          ----------
Large-Cap Growth Sub-Account*
Accumulation Units:
   Contract purchases and net transfers in       177,354             1,998,270         254,809          2,574,416
   Terminated contracts and net transfers out    (39,784)             (467,397)         (8,202)           (88,270)
                                              ----------           -----------      ----------          ----------
                                                 137,570             1,530,873         246,607          2,486,146
                                              ----------           -----------      ----------          ----------
Large-Cap Value Sub-Account
Accumulation Units:
   Contract purchases and net transfers in       235,043             3,406,397         693,579          6,974,655
   Terminated contracts and net transfers out   (356,763)           (4,508,047)       (465,548)        (4,688,576)
                                              ----------           -----------      ----------          ----------
                                                (121,720)           (1,101,650)        228,031          2,286,079
                                              ----------           -----------      ----------          ----------
Small-Cap Value Sub-Account
Accumulation Units:
   Contract purchases and net transfers in       157,351             3,274,839         508,816          5,203,249
   Terminated contracts and net transfers out   (180,863)           (3,495,617)       (404,793)        (4,248,022)
                                              ----------           -----------      ----------          ----------
                                                 (23,512)             (220,778)        104,023            955,227
                                              ----------           -----------      ----------          ----------
Net decrease from unit transactions                                $(7,209,450)                       (12,780,705)
                                                                   -----------                         ----------

------------------
* For the period May 1, 1999 (commencement of operations) to December 31, 1999.

6. Mortality and Expense Risk (M and E) Charges
CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each Sub-Account at each valuation period. In addition, at each valuation period an effective annual rate of 0.15% of the net asset value of each Sub-Account was deducted as daily administration fees.

7. Net Assets
Net assets at June 30, 2000, consisted of the following:

                                                                                                      Net
                                                                    Accumulated        Net        Unrealized
                                                                    Investment      Realized     Appreciation
                                                     Accumulated      Income       Gain (Loss)  (Depreciation)    Combined
                                        Unit           M and E      and Capital        on             of             Net
Sub-Account                         Transactions       Charges         Gains       Investments    Investments      Assets
------------                        ------------    ------------   ------------   ------------   ------------    ----------
Bond                               $  5,034,653   $   (284,529)   $  1,210,252    $  (130,753)    $  (221,120) $  5,608,503
Capital                              18,002,358     (1,100,731)      9,019,763      3,574,791      12,866,187    42,362,368
Cash Management                      11,029,585       (756,035)      2,523,459             --              --    12,797,009
Common Stock                         20,168,273     (2,143,639)     21,926,017      2,235,307      (2,168,206)   40,017,752
Communications and Information       51,681,581     (5,937,204)     50,620,608     18,896,531      62,038,227   177,299,743
Frontier                             10,434,537     (1,698,382)      6,306,959      2,501,780       1,679,429    19,224,323
Global Growth                         5,207,601       (334,230)      1,144,797      2,269,421       1,750,542    10,038,131
Global Smaller Companies             11,509,057     (1,116,910)      2,062,353      1,479,912       4,398,456    18,332,868
Global Technology                    16,708,714       (432,647)      2,404,704      5,964,913       4,388,027    29,033,711
High-Yield Bond                      16,074,675     (1,306,348)      8,064,833     (2,053,346)     (3,180,677)   17,599,137
Income                                4,474,549       (582,751)      3,447,909        (80,264)       (475,309)    6,784,134
International Growth                  5,971,036       (569,208)      2,104,479      1,191,496      (1,006,155)    7,691,648
Large-Cap Growth                      4,017,019        (49,264)             --         51,471       1,022,732     5,041,958
Large-Cap Value                       4,599,907       (121,640)        173,326       (150,609)       (330,870)    4,170,114
Small-Cap Value                       2,828,461        (93,432)      1,001,607        115,533         219,305     4,071,474
                                   ------------   ------------    ------------    -----------     -----------  ------------
                                   $187,742,006   $(16,526,950)   $112,011,066    $35,866,183     $80,980,568  $400,072,873
                                   ============   ============    ============    ===========     ===========  ============

8. Unit Values

Unit Values as reported are calculated by dividing total net assets by total units for each Sub-Account.

                                   -- 8 --

                                             Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited)
--------------------------------------------------------------------------------
LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2000

                                    PRINCIPAL AMOUNT
                                        OR SHARES
                                    -------------------
                                               HOLDINGS
ADDITIONS                          INCREASE    6/30/00
---------                          --------    --------
SELIGMAN BOND PORTFOLIO
US GOVERNMENT SECURITIES
US Treasury Bonds
  6-5/8%, 5/15/2007 ..........    $100,000    $300,000

MORTGAGE-BACKED SECURITIES
FHLMC Gold
  5-1/8%, 10/15/2008 .........     100,000     100,000
FHLMC Gold 7-1/2%,
  10/1/2017 ..................      72,673      72,673

CORPORATE BONDS
Allstate 7.785%, 5/1/2005 ....      75,000      75,000
Bank One 5-5/8%, 2/17/2004 ...      75,000      75,000
DaimlerChrysle
  7-1/4%, 6/15/2005 ..........      80,000      80,000
Global Crossing
  9-1/8%, 11/15/2006 .........      75,000      75,000
Heller Financial
  7-7/8%, 5/15/2003 ..........      75,000      75,000
Household Finance
  7-7/8%, 3/1/2007 ...........     100,000     100,000
Saks 7%, 7/15/2004 ...........      75,000      75,000



                                     PRINCIPAL AMOUNT
                                         OR SHARES
                                   --------------------
                                               HOLDINGS
REDUCTIONS                         DECREASE     6/30/00
-----------                       ---------    --------
US GOVERNMENT AGENCY
SECURITIES
Federal Home Loan Bank
  5-1/8%, 4/17/2001 ............  $100,000        --

CORPORATE BONDS
Allstate 7.20%, 12/1/2009 ......    75,000        --
Bank of New York
  7.30%, 12/1/2009 .............    75,000        --
Dell Computer
  6.55%, 4/15/2008 .............   200,000        --
Dime Bancorp 7%, 7/25/2001 .....    50,000        --
First Data, 5.80%, 12/15/2008 ..   100,000        --
Household Finance
  6%, 5/1/2004 .................   100,000        --
Philip Morris 7-1/8%, 8/15/20      200,000        --
Textron 6-3/8%, 7/15/2004 ......    60,000        --

ASSET-BACKED SECURITIES
Wal-Mart Stores
  6.55%, 8/10/2004 .............    85,000        --

--------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO

COMMON STOCKS

Aether Systems .................        5,200 shs. 5,200 shs.
Computer Sciences ..............       10,500     10,500
El Paso Energy .................       17,800     17,800
Entercom Communications ........       18,300     18,300
GlobeSpan ......................        9,400      9,400
Phone.com ......................       10,300     10,300
Quest Software .................       16,200     20,300(1)
SunGard Data Systems ...........       27,300     27,300
Sycamore Networks ..............       12,000     12,000
Watson Pharmaceuticals .........       16,750     24,550


COMMON STOCKS
American Power Conversion......        16,400 shs.   --
Broadcom (Class A).............         3,700(2)     --
Cadence Design Systems.........        31,200        --
Cintas.........................        15,200(3)     --
Corning........................         4,200        --
Gentex.........................        16,400        --
JDS Uniphase ..................         8,450(4)     --
Limited........................        13,400        --
Royal Caribbean Cruises........         8,600        --
Veritas Software...............         4,350(5)     --

--------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO

COMMON STOCKS
Chubb ..........................        8,000     15,400
Coastal ........................       10,300     10,300
CVS ............................       15,200     15,200
Dell Computer ..................        5,400     15,600
Guidant ........................        8,600      8,600
Home Depot .....................        4,800      4,800
Oracle Systems .................        2,400      5,400(6)
Pitney Bowes ...................       11,450     20,450
Sprint .........................        7,200      7,200
Sun Microsystems ...............        3,350      3,350

COMMON STOCKS
Bestfoods ......................       12,100         --
Clorox .........................       13,600         --
ConAgra ........................       19,700         --
DaimlerChrysler ................        7,099         --
Exxon Mobil ....................        4,400     10,800 shs.
Honeywell International. .......        7,300         --
Intel ..........................        4,900     10,400
Mellon Financial ...............       18,000         --
Philip Morris ..................       17,400         --
Sara Lee .......................       23,400         --


-----------------------
See footnotes on page P-9.

                                    --P-1--

                                             Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------
LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2000

                                          SHARES
                                    -------------------
                                              HOLDINGS
ADDITIONS                          INCREASE    6/30/00
---------                          --------    --------
SELIGMAN COMMUNICATIONS
AND INFORMATION PORTFOLIO

Adaptec ........................       74,900     142,200
BMC Software ...................       42,000      57,300
Computer Associates ............
  International ................       43,500      68,700
CTS ............................       30,200      30,200
Fairchild Semiconductor
  International ................       53,100      71,900
Kulicke & Soffa Industries .....       28,500      28,500
Microsoft ......................       21,600     104,250(7)
National Semiconductor .........       32,800      62,900
Sawtek .........................       38,000      38,000
Vishay Intertechnology .........       61,700      85,500(8)


                                              SHARES
                                    ----------------------
                                                  HOLDINGS
REDUCTIONS                           DECREASE      6/30/00
-----------                         ---------     --------
Advanced Micro Devices .........       2,600      47,800
AT&T-LibertyMedia Group
  (Class A) ....................       45,900         --
C-Cube Microsystems ............       26,900     47,200
Check Point Software
  Technologies .................       60,300(9)  15,300
DII Group ......................       30,600(10)     --
Fox Entertainment Group
  (Class A) ....................       61,100         --
Hadco ..........................       26,500(11)     --
MediaOne Group .................       45,400         --
Rational Software ..............       16,400     34,500
Viacom (Class B)(12) ...........       79,422         --



--------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO
COMMON STOCKS
Advent Software ................        7,900       7,900
Alpha Industries ...............        3,500       6,200 (13)
Antec ..........................        8,300       8,300
C-cor.net ......................        8,400       8,400
Dobson Communications ..........       12,100      12,100
Powertel .......................        5,300       5,300
Remec ..........................        6,800       6,800
Rural Cellular (Class A) .......        7,140       7,140
SonicWALL ......................        3,100       3,100
Western Wireless (Class A) .....       11,600      11,600


COMMON STOCKS
Apex ...........................       10,700          --
AVX ............................       11,200(14)      --
Burr-Brown .....................       22,600       1,475
Cognex .........................        8,700         900
Doubleclick ....................        4,310(15)      --
Engage Technologies ............       10,400(16)      --
Microchip Technology ...........        8,700(17)      --
National Instrument ............       12,000          --
Teva Pharmaceutical
  Industries (ADRs) ............       14,700(18)   2,700
US Foodservice .................       33,100          --


--------------------------------------------------------------------------------

SELIGMAN GLOBAL
GROWTH PORTFOLIO
COMMON STOCKS
Alza ...........................     4,700       4,700
Bombardier (B shares) ..........     4,500       4,500
Disetronic Holding .............        15          15
Pfizer .........................     2,700       2,700
Precision Drilling .............     3,200       3,200
Straumann Holding ..............        70          70
Tandberg .......................     3,300       3,300
VeriSign .......................     1,200       1,200
Watson Pharmaceutical ..........     4,500       4,500
Williams Companies (The) .......     4,600       4,600


COMMON STOCKS
American International Group ...      1,593       --
Cintas .........................      5,550(19)
General Electric ...............      1,300       --
Koninklijke (Royal)
  Philips Electronics ..........      5,400(20)  1,592
Medtronic ......................      3,000      1,900
Nokia ..........................      5,800(21)  2,260
Sonera Group ...................      4,450       --
Terra Networks .................      3,500       --
Viacom (Class B) ...............      4,100(12)   --
WPP Group ......................     15,000       --

----------------------
See footnotes on page P-9

                                    --P-2--

                           SELIGMAN PORTFOLIOS, INC.

SELIGMAN GLOBAL GROWTH PORTFOLIO
DIVERSIFICATION OF NET ASSETS*
JUNE 30, 2000

                                                                      PERCENT OF NET ASSETS
                                                                      ---------------------
                                                                     JUNE 30,   DECEMBER 31,
                                      ISSUES    COST      VALUE        2000        1999
                                      ------    ----      -----        ----        ----
COMMON STOCKS
Automotive and Related ..............     1      78,503   $ 116,523      1.3%      1.0%
Business Goods and Services .........     3     199,220     341,867      3.8       7.4
Commercial Services .................    --          --          --       --       1.4
Communications Services .............    --          --          --       --       0.5
Computer and Technology Related .....     9     676,608   1,175,221     12.9      18.9
Construction and Property ...........     1      53,619      32,025      0.4       1.0
Consumer Goods and Services .........     6     496,595     509,230      5.6       5.2
Consumer Staples ....................    --          --          --       --       0.6
Diversified .........................     5     473,880     817,121      9.0       5.4
Drugs and Health Care ...............    18   1,316,403   1,836,271     20.3       5.4
Electric Gas Utilities ..............     3     373,415     482,975      5.3       1.6
Electronics .........................     6     289,461     357,328      3.9       4.1
Electronics Capital Equipment .......    --          --          --       --       1.7
Entertainment and Leisure ...........     6     409,988     524,477      5.8       3.7
Financial Services ..................     7     511,202     766,278      8.4       8.6
Industrial Goods and Services .......     1      20,815      16,672      0.2       0.8
Manufacturing and Industrial Equipment   --          --          --       --       0.6
Media ...............................     1      15,636      18,581      0.2       2.2
Resources ...........................     1     126,809     123,600      1.4       1.1
Restaurants .........................    --          --          --       --       0.8
Retailing ...........................     3     151,080     194,319      2.1       3.5
Support Services ....................    --          --          --       --       0.2
Telecommunications ..................    15     699,231     441,328     15.9      20.6
Tobacco .............................    --          --          --       --       0.8
Transportation ......................     1      75,700     124,985      1.4       1.2
                                        ---   ---------   ---------     ----      ----
                                         87   5,968,165   8,878,801     97.9      98.3
Other Assets Less Liabilities .......    --     189,685     189,685      2.1       1.7
                                        ---   ---------   ---------     ----     -----
NET ASSETS ..........................    87  $6,157,850  $9,068,486    100.0%    100.0%
                                        ===  ==========  ==========    =====     =====

SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2000

                                            SHARES
                                      -------------------
                                                 HOLDINGS
ADDITIONS                             INCREASE    6/30/00
---------                             --------   --------
COMMON STOCKS
Advent Software ................       3,100        3,100
Alpha Industries ...............       1,100        2,100(22)
Antec ..........................       3,300        3,300
C-cor.net ......................       3,200        3,200
Dobson Communications ..........       4,800        4,800
Powertel .......................       2,300        2,300
Rural Cellular (Class A) .......       2,800        2,800
SonicwalL ......................       1,200        1,200
Taiyo Ink Manufacturing ........       1,400        1,600(23)
Western Wireless (Class A) .....       4,500        4,500


                                            SHARES
                                       --------------------
                                                   HOLDINGS
REDUCTIONS                            DECREASE     6/30/00
-----------                           --------     --------
COMMON STOCKS
AVX ............................       3,400(24)       --
Burr-Brown .....................       6,300          450
East Telecom Group (ADSs) ......       2,700           --
Engage Technologies ............       3,500(25)       --
Informa Group ..................      26,426       20,000
Intershop Communications .......         400          560
Om Group .......................       3,900           --
Swisslog Holding ...............         500          671
Teva Pharmaceutical Industries .       4,100(26)    1,000
US Foodservice .................       9,200           --

-----------------------
See footnotes on page P-9.

                                    --P-3--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------
SELIGMAN GLOBAL
SMALLER COMPANIES PORTFOLIO

DIVERSIFICATION OF NET ASSETS*
JUNE 30, 2000


                                                                                     PERCENT OF NET ASSETS
                                                                                     --------------------
                                                                                    JUNE 30,    DECEMBER 31,
                                              ISSUES        COST          VALUE       2000          1999
                                              ------     ----------    ----------   -------     -----------
COMMON AND PREFERRED STOCKS
Advertising .........................            2       $  41,025     $  50,279       0.3%        0.3%
Automotive Parts Manufacturing ......            2         152,226       202,865       1.0         1.4
Cable Systems and Satellite Video ...           --              --            --        --         0.4
Capital Goods .......................            1          83,552        55,212       0.3         0.6
Chemicals ...........................            2         181,136       135,074       0.7         1.1
Communications Infrastructure .......           --              --            --        --         0.1
Computer Software ...................           23       1,554,582     2,446,247      12.6        14.9
Computer and Business Services ......           21       1,090,816     1,568,660       8.0         9.0
Construction and Property ...........            7         566,392       618,165       3.2         3.8
Consulting Services .................            3          59,885       165,506       0.9         0.5
Consumer Goods and Services .........           12         778,071     1,018,278       5.2         6.4
Contract Manufacturing/Circuit Boards           --              --            --        --         0.3
Distribution ........................            1          25,512        27,090       0.1         0.2
Drugs and Health Care ...............           19         787,935     1,309,467       6.7         4.7
Electric Utilities ..................           --              --            --        --         0.1
Electrical Distribution .............            1          47,169       130,701       0.7         0.7
Electronics .........................           20         718,354       927,133       4.8         5.1
Energy ..............................            1          39,770        66,825       0.3         1.0
Financial Services ..................           11         482,302       661,332       3.4         4.0
Industrial Goods and Services .......            8         391,218       639,873       3.3         2.4
Internet/Online .....................            4         207,874       217,179       1.1          --
Leisure and Hotels ..................            8         457,589       413,559       2.1         0.9
Manufacturing .......................           17         902,801     1,276,519       6.6         6.2
Media ...............................           11         546,815       838,614       4.3         7.2
Medical Products and Technology .....            7         231,950       407,499       2.1         2.0
Metals ..............................           --              --            --        --         0.2
Paper and Printing ..................            3         155,106       140,667       0.7         0.8
Real Estate Investment Trust ........            1          85,221       101,887       0.5          --
Resources ...........................            4         156,199       153,247       0.8         0.4
Restaurants .........................            6         315,349       395,200       2.0         1.5
Retailing ...........................           17       1,053,594       831,195       4.3         4.5
Schools .............................            3         136,560       156,494       0.8         0.9
Support Services ....................           --              --            --        --         0.3
Technology ..........................            9         257,539       483,637       2.5         7.1
Telecommunications ..................           36       2,608,801     2,593,079      13.3         5.4
Transportation ......................            8         362,626       516,787       2.7         3.0
Utilities ...........................            1          52,277        40,824       0.2          --
Veterinary Products .................           --              --            --        --         0.7
Miscellaneous .......................            1          24,550        29,750       0.1         0.1
                                               ---      ----------    ----------     -----       -----
                                               270      14,554,796    18,618,844      95.6        98.2
Other Assets Less Liabilities .......           --         851,546       851,546       4.4         1.8
                                               ---      ----------    ----------     -----       -----
NET ASSETS ..........................          270     $15,406,342   $19,470,390     100.0%      100.0%
                                               ===     ===========   ===========     =====       =====

------------------------
See footnotes on page P-9.

                                    --P-4-

                           Seligman Portfolios, Inc.

SELIGMAN GLOBAL
TECHNOLOGY PORTFOLIO

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2000

                                            SHARES
                                      -------------------
                                                 HOLDINGS
ADDITIONS                            INCREASE     6/30/00
---------                            --------    --------
Alcatel ........................       1,700        8,500(27)
Autonomy (ADRs) ................       2,919        2,919
Credence Systems ...............       6,100       11,800(28)
EchoStar Communications
   (Class A) ...................       3,600        6,100(29)
Electronics for Imaging ........      13,000       18,700
HOYA ...........................       6,000        6,000
Integrated Device Technology ...       8,700        8,700
National Semiconductor .........       6,300        6,300
Samsung Electronics ............       5,100        5,100
Siemens ........................       5,000        5,000

                                             SHARES
                                       -------------------
                                                  HOLDINGS
REDUCTIONS                           DECREASE     6/30/00
----------                           --------    --------
Amdocs .........................       6,200        1,800
ASM Lithography ................       2,600          --
Caliper Technologies ...........       3,000          --
Check Point Software
   Technologies ................       4,000(30)    2,200
CMG ............................       3,000          --
Compuware ......................      11,400          --
Epcos ..........................       3,000          --
Miracle Holding ................         600          --
Murata Manufacturing ...........       2,000          --
Vodafone Group .................      35,000          --

DIVERSIFICATION OF NET ASSETS*
JUNE 30, 2000

                                                                                         PERCENT OF NET ASSETS
                                                                                         ----------------------
                                                                                        JUNE 30,   DECEMBER 31,
                                                  ISSUES        COST          VALUE       2000         1999
                                                  ------     ----------    ----------    -------    -----------
COMMON STOCKS
Cable Systems and Satellite Video . ..........      --                --            --        --         0.4%
Computer and Business Services ...............      9        $ 1,694,044   $ 1,882,898       5.6%        8.1
Computer Hardware/Peripherals ................      7          2,238,575     2,314,271       6.9         5.6
Computer Software ............................     11          2,851,565     3,200,281       9.5        21.4
Contract Manufacturing/Circuit Boards ........      3            835,588     1,199,047       3.6         3.1
Electronics ..................................      9          1,749,066     2,403,270       7.2        15.6
Electronics Capital Equipment ................     15          3,530,117     4,829,878      14.4        13.2
Machinery and Equipment ......................     --                 --            --        --         0.9
Manufacturing ................................      3            930,670       882,539       2.6         0.8
Media ........................................      2            516,808       248,559       0.7         0.8
Medical Products and Technology ..............     --                 --            --        --         0.3
Networking/Communications Infrastructure .....      7          1,543,764     1,699,704       5.1         1.4
Semiconductors ...............................     18          3,915,105     5,620,770      16.7        15.5
Telecommunications ...........................     16          2,647,279     3,291,304       9.8        10.7
                                                  ---         ----------    ----------     -----       -----
                                                  100         22,452,581    27,572,521      82.1        97.8
Other Assets Less Liabilities ................     --          6,022,288     6,022,288      17.9         2.2
                                                  ---         ----------    ----------     -----       -----
NET ASSETS ...................................    100        $28,474,869   $33,594,809     100.0%      100.0%
                                                  ===        ===========   ===========     =====       =====

------------------------
See footnotes on page P-9.

                                    --P-5--

                           Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
--------------------------------------------------------------------------------
LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2000

                                       PRINCIPAL AMOUNT
                                           OR SHARES
                                      --------------------
                                                 HOLDINGS
ADDITIONS                           INCREASE      6/30/00
---------                           --------      --------
SELIGMAN HIGH-YIELD BOND PORTFOLIO
CORPORATE BONDS
Advanstar Communications
  9-1/4%, 5/1/2008 ...........      $ 75,000     $200,000
Centennial Cellular
  10-1/4%, 12/15/2008 ........        75,000      300,000
Charter Communications
  Holdings 10%, 4/1/2009 .....       160,000      160,000
Exodus Communications
  11-5/8%, 7/15/2010 .........       105,000      105,000
Level 3 Communications
  11%, 3/15/2008 .............       100,000      100,000
Pierce Leahy 11-1/8%,
  7/15/2006 ..................        75,000      100,000
United Pan-Europe
  Communications
  11-1/2%, 2/1/2010 ..........        75,000       75,000
Viatel 11-1/2%, 3/15/2009 ....       100,000      275,000
Williams Communications
  10-7/8%, 10/1/2009 .........       150,000      200,000

CONVERTIBLE PREFERRED STOCKS
Global Crossing Holding 7% ...           295 shs.     600 shs

                                         PRINCIPAL AMOUNT
                                             OR SHARES
                                      --------------------
                                            HOLDINGS
REDUCTIONS                         DECREASE      6/30/00
-----------                        --------       --------
Advanced Micro Devices 11%,
  8/1/2003 .....................    $125,000     $360,000
American Cellular
  10-1/2%, 5/15/2008 ...........     175,000          --
Charter Communications
Southeast Holdings 0%,
  4/1/2011 .....................     450,000          --
Hadco 9-1/2%, 6/15/2008 ........     160,000          --
Paging Network
  10%, 10/15/2008 ..............     715,000          --
Pinnacle Holdings 0%,
  3/15/2008 ....................     625,000          --
Therma-Wave
  10-5/8%, 5/15/2004 ...........     185,000          --
Trump Atlantic City Funding
  11-1/4%, 5/1/2006 ............     570,000       10,000
Viasystems 9-1/4%, 6/1/2007 ....     450,000          --

PREFERRED STOCKS
Nextel Communications 11-1/8%            140 shs.     113 shs.

-----------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO

COMMON STOCKS
CVS ............................       1,800 shs.   1,800 shs.
Pitney Bowes ...................       1,100        2,200
CORPORATE BONDS
Global Crossing Holding
  9-1/8%, 11/15/2006 ...........    $ 75,000     $ 75,000
Heller Financial
  7-7/8%, 5/15/2003 ............      50,000       50,000
Household Finance
  7-7/8%, 3/1/2007 .............     100,000      100,000
Saks 7%, 7/15/2004 .............      75,000       75,000
Charles Schwab
  8.05%, 3/1/2010 ..............      50,000       50,000
US GOVERNMENT AND
GOVERNMENT AGENCY SECURITIES
FHLMC Gold
  7-1/2%, 10/1/2017 ............      48,449       48,449
US Treasury Bonds
  7-1/2%, 5/15/2016 ............     100,000      100,000
US Treasury Notes
  6-5/8%, 5/15/2007 ............     100,000      100,000

COMMON STOCKS
Bestfoods ......................       1,400 shs.      --

CORPORATE BONDS
Bank of New York
  7.30%, 12/1/2009 .............    $ 75,000           --
Dell Computer
  6.55%, 4/15/2008 .............     100,000           --
First Data
  5.80%, 12/15/2008 ............     100,000           --
First USA Bank
  6-1/8%, 6/25/2001 ............     100,000           --
Household Finance
  6%, 5/1/2004 .................     100,000           --
Phillips Petroleum
  6-3/8%, 3/30/2009 ............     100,000           --
MORTGAGE-BACKED SECURITIES
FHLMC Gold 5-1/2%, 7/1/2013 ....     100,513     $177,124
FNMA 6%, 12/1/2028 .............     190,343           --
GNMA 6-1/2%, 12/15/2028 ........     193,863       91,890

--------------------------
See footnotes on page P-9.
                                    --P-6-

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2000

                                            SHARES
                                    ----------------------
                                                 HOLDINGS
ADDITIONS                           INCREASE      6/30/00
---------                           --------     ---------
COMMON STOCKS
BCE ............................       1,175        1,175
Bombardier (B shares) ..........       8,600        8,600
Centrica .......................      46,500       46,500
Chugai Pharmaceutical ..........      10,000       10,000
Fujisawa Pharmaceutical ........       4,000        4,000
Mediolanum .....................       8,400        8,400
ProSafe ........................      10,300       10,300
Schering .......................       1,600        4,000(31)
Shionogi .......................       8,000        8,000
Tandberg .......................       6,850        6,850


                                            SHARES
                                    ----------------------
                                                 HOLDINGS
REDUCTIONS                          DECREASE      6/30/00
----------                          --------     ---------
COMMON STOCKS
ABB ............................       1,088          --
Acom ...........................       1,200          --
Deutsche Telekom ...............       2,260          --
Granada Group ..................      12,500          --
Itochu Techno-Science ..........         400          --
Namco ..........................       2,400          --
Oracle .........................         300          --
Telefonica .....................       6,221          --
Vivendi ........................       1,628          --
WPP Group ......................      12,500          --

DIVERSIFICATION OF NET ASSETS*
JUNE 30, 2000

                                                                            PERCENT OF NET ASSETS
                                                                           -------------------------
                                                                             JUNE 30,   DECEMBER 31,
                                      ISSUES        COST          VALUE       2000         1999
                                      ------     ----------    ----------  ---------    ------------
COMMON STOCKS
Automotive and Related .............      --              --            --        --         1.9%
Banking ............................       3      $  185,716    $  288,483       3.5%       12.1
Business Services ..................      --              --            --        --         5.8
Chemicals ..........................       2         125,946       121,944       1.5         2.8
Computer Goods and Services ........       2          76,923        83,539       1.0          --
Computer and Technology Related ....       5         271,722       251,512       3.0          --
Consumer Products ..................       7         492,622       530,551       6.4         5.9
Drugs and Health Care ..............       3         441,654       473,868       5.7         3.6
Electronics ........................      11         819,718     1,114,628      13.5         5.5
Entertainment and Leisure ..........       1          54,259        71,408       0.9         4.1
Financial Services .................       1         136,615       136,817       1.7         5.4
Health and Household ...............       4         247,769       260,700       3.2         4.9
Industrial Goods and Services ......       3         325,868       348,597       4.2         6.1
Insurance ..........................      --              --            --        --         4.4
Manufacturing ......................       4         480,109       615,666       7.4         5.2
Media ..............................      11         501,478       503,633       6.1         3.2
Medical Products and Technology ....       6         564,410       651,226       7.9          --
Metals .............................      --              --            --        --         1.0
Publishing .........................      --              --            --        --         2.0
Resources ..........................       2         282,433       281,032       3.4         5.1
Retail .............................       4         375,589       379,629       4.6         1.2
Telecommunications .................      16       1,123,005     1,352,180      16.4        14.0
Tobacco ............................       1          83,529        94,391       1.1         0.5
Transportation .....................       1         115,994       101,892       1.2         0.8
Utilities ..........................       5         461,924       440,623       5.3         1.8
                                         ---      ----------    ----------     -----       -----
                                          92       7,167,283     8,102,319      98.0        97.3
Other Assets Less Liabilities ......      --         315,232       315,232       2.0         2.7
                                         ---      ----------    ----------     -----       -----
NET ASSETS .........................      92      $7,482,515    $8,417,551     100.0%      100.0%
                                         ===      ==========    ==========     =====       =====

------------------------
See footnotes on page P-9.

                                    --P-7--

                           Seligman Portfolios, Inc.

----------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
----------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES+
DURING THE SIX MONTHS ENDED JUNE 30, 2000

                                            SHARES
                                    ----------------------
                                                 HOLDINGS
ADDITIONS                           INCREASE      6/30/00
---------                           --------      --------

SELIGMAN LARGE-CAP
GROWTH PORTFOLIO

COMMON STOCKS
Alza ..........................        2,950        2,950
Cisco Systems .................        2,650        5,300
Lucent Technologies ...........        2,550        3,550
Merck .........................        1,550        2,050
Microsoft .....................        2,400        4,200
Nortel Networks ...............        2,000        2,000
Pfizer ........................        4,000        5,250
Tyco International ............        3,600        5,600
VeriSign ......................          600          600
Williams Companies (The) ......        3,100        3,100


                                           SHARES
                                     ---------------------
                                                  HOLDINGS
REDUCTIONS                           DECREASE     6/30/00
----------                           --------     --------

COMMON STOCKS
America Online ................        1,000          --
Carnival ......................        1,100          --
Computer Associates
  International ...............        1,100          --
Compuware .....................        1,900          --
Dayton Hudson .................          600          --
General Electric ..............        1,000       2,350
Motorola ......................          650          --
Nokia (ADRs) ..................        2,050(32)      --
Viacom(12) ....................        1,150          --
Yahoo! ........................          100          --

--------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO

COMMON STOCKS
American Home Products ........        1,000        2,900
Armstrong World Industries ....        2,000        5,600
ConAgra .......................        6,800        8,000
Dial ..........................        4,000       11,400
Dow Chemical ..................          500        4,500(33)
El Paso Energy ................        1,600        3,500
Fort James ....................        2,400        2,400
Honeywell International .......        3,200        3,200
Philip Morris .................        2,000        8,850
US West .......................        2,500        2,500


COMMON STOCKS
Bank of America ...............        3,205           --
Bank of New York ..............        2,000        3,000
Bristol-Myers Squibb ..........        2,200           --
Champion International ........        3,700           --
Citigroup .....................        1,400        2,500
General Motors ................        1,000        1,500
Kimberly-Clark ................        1,000        2,200
Medtronic .....................        3,000        3,000
St. Paul Companies ............        3,000        4,000
Safeway .......................        3,000        3,000


SELIGMAN SMALL-CAP VALUE
PORTFOLIO

COMMON STOCKS
Avis Group Holdings ...........       10,000       10,000
Bway ..........................       25,000       25,000
Crompton ......................        8,200       13,000
Furniture Brands
  International ...............       10,000       10,000
Indymac Mortgage Holdings .....       14,000       14,000
Midcoast Energy Resources .....       12,000       17,000
Mutual Risk Management ........       12,500       12,500
Oxford Health Plans ...........       10,000       10,000
Stewart & Stevenson Services ..        9,000       20,000
Urban Outfitters ..............        9,500       16,000


COMMON STOCKS
AK Steel Holding ..............        6,000           --
American National Can Group ...        2,100        5,900
Apogee Enterprises ............       11,000           --
Harman International Industries        1,000        2,000
Lamson & Sessions .............        4,500       15,000
Marine Drilling ...............        7,000           --
Olympic Steel .................       18,000           --
Pharmacopeia ..................        8,000           --
Trans World Entertainment .....       10,500           --
Valero Energy .................        2,000        5,000

------------------------
See footnotes on page P-9.
                                    --P-8--

                           Seligman Portfolios, Inc.

+ Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities.
* "Diversification of Net Assets" is included for the Seligman International Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."

       (1) Includes 4,100 shares received as a result of a 2-for-1 stock split.

       (2) Includes 1,800 shares received as a result of a 2-for-1 stock split.

       (3) Includes 6,300 shares received as a result of a 3-for-2 stock split.
       (4) Includes 4,050 shares received as a result of a 2-for-1 stock split.
       (5) Includes 1,350 shares received as a result of a 3-for-2 stock split.
       (6) Includes 3,000 shares received as a result of a 2-for-1 stock split.
       (7) Includes 15,750 shares received as a result of a merger with Visio.
       (8) Includes 23,800 shares received as a result of a 3-for-2 stock split.
       (9) Includes 37,800 shares received as a result of a 2-for-1 stock split.
      (10) Includes 7,800 shares that were exchanged for 12,558 shares of Flextronics International due to merger.
      (11) Includes 11,300 shares that were exchanged for 15,820 shares of Sanmina due to merger.
      (12) Formerly, CBS.
      (13) Includes 2,700 shares received as a result of a 2-for-1 stock split.
      (14) Includes 1,500 shares received as a result of a 2-for-1 stock split.
      (15) Includes 2,055 shares received as a result of a 2-for-1 stock split.
      (16) Includes 5,855 shares received as a result of a 2-for-1 stock split.
      (17) Includes 3,100 shares received as a result of a 3-for-2 stock split.
      (18) Includes 7,300 shares received as a result of a 2-for-1 stock split.
      (19) Includes 1,850 shares received as a result of a 3-for-2 stock split.
      (20) Includes 6,045 shares received as a result of a 4-for-1 stock split.
      (21) Includes 5,244 shares received as a result of a 4-for-1 stock split.
      (22) Includes 1,000 shares received as a result of a 2-for-1 stock split.
      (23) Includes 200 shares received as a result of a 6-for-5 stock split.
      (24) Includes 500 shares received as a result of a 2-for-1 stock split.
      (25) Includes 1,300 shares received as a result of a 2-for-1 stock split.
      (26) Includes 2,400 shares received as a result of a 2-for-1 stock split.
      (27) Includes 6,800 shares received as a result of a 5-for-1 stock split.
      (28) Includes 3,400 shares received as a result of a 2-for-1 stock split.
      (29) Includes 2,500 shares received as a result of a 2-for-1 stock split.
      (30) Includes 3,000 shares received as a result of a 2-for-1 stock split.
      (31) Includes 2,400 shares received as a result of a 3-for-1 stock split.
      (32) Includes 1,650 shares received as a result of a 4-for-1 stock split.
      (33) Includes 3,000 shares received as a result of a 3-for-1 stock split.

                                    --P-9--

                           Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited)
--------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO


                                     PRINCIPAL
                                       AMOUNT       VALUE
                                     ---------    ---------
CORPORATE BONDS -- 47.7%
Allstate 7.785%, 5/1/2005 .....      $ 75,000      $75,683
American Home Products 7.90%,
   2/15/2005 ..................        75,000       77,150
Associates Corporation of North
   America 5-1/4%, 11/1/2003          250,000      236,378
AT&T (Canada) 7.65%,
   9/15/2006 ..................        50,000       49,571
Avnet 7-7/8%, 2/15/2005 .......        60,000       60,840
Bank One 5-5/8%, 2/17/20 ......        75,000       70,712
Boston Scientific 6-5/8%,
   3/15/2005 ..................       100,000       94,340
Cardinal Health 6-1/4%,
   7/15/2008 ..................       100,000       91,292
CSC Holdings 7-1/4%,
   7/15/2008 ..................       100,000       92,921
Computer Science 6-1/4%,
   3/15/2009 ..................        75,000       68,830
Continental Airlines 8.048%,
   11/1/2020 ..................        50,000       49,941
DaimlerChrysler 7-1/4%,
   6/15/2005 ..................        80,000       80,770
Dana 6-1/2%, 3/1/2009 .........       100,000       89,647
Deere 6.55%, 7/15/2004 ........        40,000       38,863
Delta Air Lines 7.70%,
   12/15/2005 .................        75,000       72,337
Dominion Resources 8-1/8%,
   6/15/2010 ..................        30,000       30,328
First USA Bank 6-1/8%,
   6/25/2001 ..................       100,000       98,941
Ford Motor Credit 5.80%
   1/12/2009 ..................        50,000       43,567
Global Crossing 9-1/8%,
   11/15/2006 .................        75,000       72,187
Guidant 6.15%, 2/15/2006 ......       100,000       91,657
Heller Financial
   6-1/2%, 7/22/2002 ..........        75,000       73,562
   7-7/8%, 5/15/2003 ..........        75,000       74,820
Household Finance 7-7/8%,
   3/1/2007 ...................       100,000       99,636
Leggett & Platt 7.65%,
   2/15/2005 ..................        50,000       51,063
Lehman Brothers 7-1/4%,
   1/15/2005 ..................        40,000       39,658


                                     PRINCIPAL
                                      AMOUNT        VALUE
                                     ---------    ---------
CORPORATE BONDS (continued)
Lyondell Chemical 9-5/8%,
   5/1/2007 ...................      $100,000      $98,750
Mellon Funding 7-1/2%,
   6/15/2005 ..................        50,000       49,947
Nordstrom 5-5/8%, 1/15/2009 ...        40,000       33,510
Qwest Communications 0%
   (9.47%**), 10/15/2007 ......        50,000       42,078
Saks 7%, 7/15/2004 ............        75,000       67,379
Schwab (Charles) 8.05%,
   3/1/2010 ...................        50,000       50,041
Staples 7-1/8%, 8/15/2007 .....        75,000       70,031
Time Warner 9-1/8%, 1/15/2013..       200,000      217,463
US West Communications
   7.20%, 11/1/2004 ...........        75,000       73,890
WorldCom 8%, 5/15/2006 ........        50,000       50,612
                                                 ---------
TOTAL CORPORATE BONDS
   (Cost $2,741,349)                             2,678,395
                                                 ---------
US GOVERNMENT SECURITIES -- 19.9%
US Treasury Bonds:
   6-5/8%, 5/15/2007 ..........       300,000      306,281
   8-1/4%, 5/15/2020 ..........       300,000      384,375
   7-1/4%, 8/15/2022 ..........       200,000      224,438
US Treasury Notes 6-1/4%,
   6/30/2002 ..................       200,000      199,375
                                                 ---------
TOTAL US GOVERNMENT SECURITIES
   (Cost $1,098,137) ..........................  1,114,469
                                                 ---------
MORTGAGE-BACKED
SECURITIES+ -- 19.1%
FHLMC GOLD:
   5-1/8%,10/15/2008 ...........      100,000       87,217
   6%, 11/1/2010 ...............       74,507       70,970
   7-1/2%, 10/1/2017 ...........       72,673       72,654
   8%, 12/1/2023 ...............       43,899       44,164
FNMA:
   6-1/2%, 4/29/2009 ...........      160,000      149,617
   8%, 6/1/2028 ................       47,765       48,161
   6%, 12/1/2028 ...............      160,000      167,865

------------------
  + Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.

See Notes to Financial Statements.

                                   --P-10--

                           Seligman Portfolios, Inc.
-------------------------------------------------------------------------
                                                            June 30, 2000
-------------------------------------------------------------------------

SELIGMAN BOND PORTFOLIO (continued)

                                      PRINCIPAL
                                       AMOUNT        VALUE
                                      --------     ---------
Government National Mortgage
   Association:
   6%, 12/20/2028 ..............     $ 186,452   $  170,902
   6-1/2%, 12/15/2028 ..........       183,539      174,230
   6-1/2%, 12/15/2028 ..........        91,890       87,229
                                                  ---------
TOTAL MORTGAGE-BACKED
   SECURITIES
   (Cost $1,120,166) ..........................   1,073,009
                                                  ---------
ASSET-BACKED
SECURITIES+ -- 4.1%
Chemical Master Credit 7.09%,
   2/15/2009 ...................        60,000       59,508
Peco Energy Transition
   Trust 6.05%, 3/1/2009 .......       100,000       93,441
PP&L Transition 6.83%,
   3/25/2007 ...................        75,000       74,212
                                                  ---------
TOTAL ASSET-BACKED SECURITIES
   (Cost $234,179) ............................     227,161
                                                  ---------

                                      PRINCIPAL
                                       AMOUNT        VALUE
REPURCHASE                            --------     --------
AGREEMENTS -- 7.1%
   (Cost $400,000)
State Street Bank & Trust
   6.20%, dated 6/30/2000,
   maturing 7/3/2000,
   collateralized by:
   $425,000 US Treasury
   Notes 5-1/2%, 2/15/2008,
   with a fair market value
   of $414,906 .................      $400,000   $  400,000
                                                 ----------
TOTAL INVESTMENTS -- 97.9%
   (Cost $5,593,831) .........................    5,493,034

OTHER ASSETS
   LESS LIABILITIES -- 2.1% ..................      116,727
                                                 ----------
NET ASSETS -- 100.0% .........................   $5,609,761
                                                 ==========

SELIGMAN CAPITAL PORTFOLIO

                                         SHARES      VALUE
                                        --------   --------
COMMON STOCKS -- 94.7%
Basic Materials -- 0.3%
Minerals Technologies ..........         2,500    $ 115,000
                                                  ---------
Capital Goods -- 5.5%
Dynegy (Class A) ...............         7,050      481,603
Molex ..........................         7,125      343,336
Newport News Shipbuilding ......         7,500      275,625
Symbol Technologies ............        25,475    1,375,650
                                                  ---------
                                                  2,476,214
                                                  ---------

                                         SHARES      VALUE
                                        --------   --------
Communications Services -- 16.0%
Accelerated Networks* ..........         1,300      $54,803
Brocade Communications
   Systems* ....................         6,600    1,209,244
Efficient Networks* ............         7,800      574,031
Entercom Communications* .......        18,300      892,125
EXFO Electro-Optical
   Engineering* (Canada) .......           300       13,181
McLeodUSA (Class A)* ...........        19,000      393,656
Network Appliance* .............         5,400      434,531
ONI Systems* ...................         3,200      375,100
Redback Networks* ..............         7,200    1,290,600
Scientific-Atlanta .............         6,100      454,450
StorageNetworks* ...............         2,500      225,703
Sycamore Networks* .............        12,000    1,324,875
                                                  ---------
 ............................................     7,242,299
                                                  ---------
----------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-11 --

                           Seligman Portfolios, Inc.

----------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
----------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO (continued)

                                        SHARES     Value
                                      --------    ---------
Consumer Cyclicals --3.6%
Circuit City Stores -- Circuit
   City Group ......................    17,550    $ 582,441
Harley-Davidson ....................     8,800      338,800
Reader's Digest Association
   (Class A) .......................    17,800      707,550
                                                  ---------
                                                  1,628,791
                                                  ---------
Electronic Technology -- 20.0%
Art Technology Group* ..............     7,600      767,362
Ciena* .............................     7,450    1,241,589
Exodus Communications* .............     7,300      336,484
Finisar* ...........................    32,500      852,109
GlobeSpan* .........................     9,400    1,145,331
InfoSpace* .........................     7,800      431,194
Maxim Integrated Products* .........     5,600      380,275
Phone.com* .........................    10,300      671,753
PMC-Sierra* (Canada) ...............     3,400      604,031
RSA Security* ......................     5,900      409,681
Silicon Laboratories* ..............     8,400      448,875
Vitesse Semiconductor* .............    11,400      838,969
Xilinx* ............................    11,100      916,791
                                                  ---------
                                                  9,044,444
                                                  ---------
Energy --1.0%
Weatherford International* .........    11,400      453,863
                                                  ---------
Financial Services --5.8%
ACE (Bermuda) ......................    31,000      868,000
AFLAC ..............................    16,850      774,047
Allied Capital .....................    29,700      505,828
Paychex ............................    11,200      470,400
                                                  ---------
                                                  2,618,275
                                                  ---------
Health Care -- 15.6%
ALZA* ..............................    22,600    1,336,225
Andrx* .............................    10,900      696,578
Elan (ADRs)* (Ireland) .............    30,500    1,477,344
Forest Laboratories* ...............     4,300      434,300
Gilead Sciences* ...................     3,200      227,700
IDEC Pharmaceuticals* ..............     1,900      222,834
Immunex* ...........................     4,300      212,716
MedImmune* .........................     3,200      236,700
PE Corp.--
   PE Biosystems Group .............     3,300      217,388
Stryker ............................    15,000      656,250
Watson Pharmaceuticals* ............    24,550    1,319,562
                                                  ---------
                                                  7,037,597
                                                  ---------

                                     SHARES OR
                                     PRINCIPAL
                                       AMOUNT           VALUE
                                      --------        ---------
TECHNOLOGY SERVICES -- 20.9%
Aether Systems* ....................     5,200 shs. $ 1,065,838
BMC Software* ......................    18,200          663,731
Computer Sciences* .................    10,500          784,219
Internet Security Systems
   Group* ..........................     8,700          858,853
Mercury Interactive* ...............     2,800          270,988
NCR* ...............................     7,100          276,456
Quest Software* ....................    20,300        1,126,650
Rational Software* .................     7,600          706,088
Siebel Systems* ....................     6,550        1,071,539
Software.com* ......................     5,800          753,275
SunGard Data Systems* ..............    27,300          846,300
VeriSign* ..........................     5,800        1,022,794
                                                     ----------
                                                      9,446,731
                                                     ----------

Utilities -- 6.0%
AES* ...............................    18,300          834,938
Calpine* ...........................     4,000          263,000
El Paso Energy .....................    17,800          906,688
Kinder Morgan ......................    21,000          725,812
                                                     ----------
                                                      2,730,438
                                                     ----------

TOTAL COMMON STOCKS
   (Cost $31,472,137) ..............                 42,793,652

REPURCHASE
AGREEMENTS -- 8.9%
   (Cost $4,000,000)
State Street Bank & Trust,
   6.20% dated 6/30/2000,
   maturing 7/3/2000,
   collateralized by:
   $2,020,000 US
   Treasury Notes 7-1/2%,
   due 2/15/2005,
   with a fair market
   value of $4,124,656 ........     $4,000,000        4,000,000
                                                     ----------
TOTAL INVESTMENTS -- 103.6%
   (Cost $35,472,137) .........                      46,793,652

OTHER ASSETS LESS
   LIABILITIES-- (3.6)% .......                      (1,639,846)
                                                    -----------

NET ASSETS-- 100.0% ...........                     $45,153,806
                                                    ===========
----------------------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-12 --

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
                                                         June 30, 2000
----------------------------------------------------------------------

SELIGMAN CASH MANAGEMENT PORTFOLIO

                                   ANNUALIZED
                                    YIELD ON     PRINCIPAL
                                  PURCHASE DATE   AMOUNT      VALUE
                                  -------------   -------   ---------
US GOVERNMENT
AGENCY
SECURITIES -- 38.8%
Farm Credit Bank
   6.40%, 7/3/2000 ............       6.49%    $1,000,000  $  995,200
Federal Home Loan Bank
   6.40%, 7/3/2000 ............       6.49      1,800,000   1,796,800
Federal Home Loan
   Mortgage
   6.405%, 7/3/2000 ...........       6.49      1,500,000   1,495,463
Federal National Mortgage
   Association,
   6.36%, 7/3/2000 ............       6.45      1,000,000     997,173
                                                           ----------
TOTAL US GOVERNMENT
   AGENCY SECURITIES
   (Cost $5,284,636) ..........                             5,284,636
                                                           ----------
COMMERCIAL
PAPER -- 32.9%
American Express Credit,
   7/24/2000 ..................       5.74        600,000     597,485
American General
   Finance, 7/14/2000 .........       6.62        700,000     698,350
Associates Corp. of North
   America, 7/6/2000 ..........       6.74        600,000     599,446
Ford Motor Credit,
   7/6/2000 ...................       6.64        700,000     699,363
General Electric
   Capital, 7/11/2000 .........       6.62        700,000     698,730
John Deere Capital,
   7/26/2000 ..................       6.64        600,000     597,271
Norwest Financial,
   7/17/2000 ..................       6.65        600,000     598,251
                                                           ----------
TOTAL COMMERCIAL PAPER
    (Cost $4,488,896) .........                             4,488,896
                                                           ----------

                                   ANNUALIZED
                                    YIELD ON     PRINCIPAL
                                  PURCHASE DATE   AMOUNT       VALUE
                                  -------------   -------   ---------
FIXED TIME
DEPOSITS -- 13.2%\
Canadian Imperial Bank of
   Commerce, Montreal
   6-7/8%, 7/3/2000 ...........       6.97%      $600,000    $600,000
Dexia Banque,
   Grand Cayman
   7%, 7/3/2000 ...............       7.10        600,000     600,000
First Union National Bank,
   Grand Cayman
   6-1/4%, 7/3/2000 ...........       6.84        600,000     600,000
                                                           ----------
TOTAL FIXED TIME DEPOSITS
   (Cost $1,800,000)                                        1,800,000
                                                           ----------
REPURCHASE
AGREEMENTS -- 13.2%
   (Cost $1,800,000)
State Street Bank & Trust,
   6.20%, dated 6/30/2000,
   maturing 7/3/2000,
   collateralized by: $1,900,000
   US Treasury Notes 5-1/2%,
   2/15/2008, with a fair
   market value of
   $1,854,875 .................       6.29      1,800,000   1,800,000
                                                          -----------
TOTAL INVESTMENTS -- 98.1%
   (Cost $13,373,532)..........                            13,373,532

OTHER ASSETS LESS
   LIABILITIES-- 1.9%..........                               254,440
                                                          -----------
NET ASSETS-- 100.0%............                           $13,627,972
                                                          ===========

------------------
See Notes to Financial Statements.

                                  -- P-13 --

                           Seligman Portfolios, Inc.

----------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
----------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO


                                        SHARES      VALUE
                                       --------   ---------

COMMON STOCKS -- 98.6%
AUTOMOTIVE AND RELATED -- 1.1%
Ford Motor ....................          9,800    $ 421,400
Visteon .......................          1,283       15,558
                                                  ---------
                                                    436,958
                                                  ---------
CHEMICALS -- 0.7%
duPont (E.I.) de Nemours ......          6,800      297,500
                                                  ---------
COMMUNICATIONS -- 8.1%
AT&T ..........................         18,800      594,550
SBC Communications ............         19,028      822,961
Sprint ........................          7,200      367,200
Verizon Communications ........          9,600      597,600
WorldCom* .....................         17,900      821,722
                                                  ---------
 ..............................                   3,204,033
                                                  ---------
COMMUNICATION EQUIPMENT -- 2.8%
Lucent Technologies ...........          8,300      491,775
Nortel Networks (Canada) ......          8,800      600,600
                                                  ---------
                                                  1,092,375
                                                  ---------
COMPUTERS AND BUSINESS
SERVICES -- 23.9%
Agilent Technologies* .........          7,334      540,883
America Online* ...............          5,600      295,400
Applied Materials* ............         14,700    1,332,647
Cisco Systems* ................         18,900    1,200,741
Dell Computer* ................         15,600      769,763
Electronic Data Systems .......         13,700      565,125
Hewlett-Packard ...............          3,500      437,063
Intel .........................         10,400    1,390,025
International Business Machines          5,950      651,895
Microsoft* ....................         19,300    1,543,397
Oracle* .......................          5,400      453,768
Sun Microsystems* .............          3,350      304,745
                                                  ---------
                                                  9,485,452
                                                  ---------

CONSUMER GOODS AND
SERVICES -- 5.2%
Anheuser-Busch ................          6,300      470,531
Coca-Cola .....................          6,800      390,575
Gillette ......................          6,400      223,600
PepsiCo .......................         16,500      733,219
Procter & Gamble ..............          4,600      263,350
                                                  ---------
                                                  2,081,275
                                                  ---------


                                       SHARES       VALUE
                                      --------    ---------
DRUGS AND HEALTH
CARE -- 12.6%
Abbott Laboratories ...........         11,400     $508,012
American Home Products ........         13,500      793,125
Baxter International ..........          7,000      492,187
Bristol-Myers Squibb ..........          6,250      364,063
Guidant* ......................          8,600      425,700
Johnson & Johnson .............          7,300      743,687
Merck .........................          8,000      613,000
Pfizer ........................         13,000      624,000
Schering-Plough ...............          8,700      439,350
                                                  ---------
                                                  5,003,124
                                                  ---------

ELECTRIC AND GAS
UTILITIES -- 4.6%
Coastal .......................         10,300      627,013
Unicom ........................         12,000      464,250
Williams Companies (The) ......         18,100      754,543
                                                 ----------
                                                  1,845,806
                                                 ----------

ENERGY -- 7.0%
BP Amoco (ADRs)
   (United Kingdom) ...........         10,800      610,875
Exxon Mobil ...................         10,800      847,800
Royal Dutch Petroleum
   (Netherlands) ..............         11,000      677,188
Schlumberger ..................          8,600      641,775
                                                 ----------
                                                  2,777,638
                                                 ----------

FINANCE AND INSURANCE -- 16.6%
American General ..............         10,400      634,400
American International Group ..          8,100      951,750
Bank of America ...............         15,939      685,377
Bank of New York ..............         22,500    1,046,250
Chubb .........................         15,400      947,100
Citigroup .....................         15,200      915,800
Fannie Mae ....................          7,400      386,188
Merrill Lynch .................          5,800      667,000
Morgan (J.P.) .................          3,200      352,400
                                                 ----------
                                                  6,586,265
                                                 ----------

MACHINERY AND INDUSTRIAL
EQUIPMENT -- 7.3%

General Electric ..............         33,000    1,749,000
United Technologies ...........         19,500    1,148,063
                                                 ----------
                                                  2,897,063
                                                 ----------


--------------------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-14 --

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
                                                         June 30, 2000
----------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)

                                       SHARES      VALUE
                                      --------   ----------
OFFICE EQUIPMENT -- 2.1%
Pitney Bowes ..................         20,450     $818,000
                                                 ----------
PAPER AND FOREST
PRODUCTS -- 0.7%
Mead ..........................         11,200      282,800
                                                 ----------
RETAIL TRADE -- 5.9%
Costco Wholesale* .............          4,650      153,595
CVS ...........................         15,200      608,000
Home Depot ....................          4,800      239,700
May Department Stores .........         10,350      248,400
Wal-Mart Stores ...............         19,100    1,100,638
                                                 ----------
                                                  2,350,333
                                                -----------

                                                   VALUE
                                                -----------
TOTAL COMMON STOCKS
   (Cost $30,382,084) .........                 $39,158,622

SHORT-TERM
HOLDINGS -- 2.0%
   (Cost $800,000) ............                     800,000
                                                -----------
TOTAL INVESTMENTS -- 100.6%
   (Cost $31,182,084) .........                  39,958,622

OTHER ASSETS
   LESS LIABILITIES -- (0.6)% .                    (240,820)
                                                -----------
NET ASSETS -- 100.0% ..........                 $39,717,802
                                                -----------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

                                        SHARES         VALUE
                                      --------      ---------
COMMON STOCKS -- 97.0%
Communications
Infrastructure -- 3.2%
Alteon Websystems* ............          7,600      $760,238
Aspect Communications* ........         13,500       530,297
Ciena* ........................          3,800       633,294
Cisco Systems* ................         23,100     1,467,572
Corning .......................          3,800     1,025,525
Exfo Electro-Optical
   Engineering* (Canada) ......          1,400        61,512
Gilat Satellite Networks* (Israel)       7,800       541,369
Nokia (ADRs) (Finland) ........         23,900     1,193,506
Nortel Networks (Canada) ......          5,700       389,025
Tellabs .......................          9,500       650,453
                                                  ----------
                                                   7,252,791
                                                  ----------
Communications
Services -- 1.1%
ALLTEL ........................        19,000     1,176,812
Intermedia Communications* ....        16,600       492,812
Level 3 Communications* .......         5,700       501,422
Qwest Communications
   International* .............         7,700       382,594
                                                 ----------
                                                  2,553,640
                                                 ----------

                                        SHARES       VALUE
                                      --------    ---------
Computer and
Business Services -- 5.9%
Amdocs* .......................         7,500    $  575,625
Concord EFS* ..................        19,000       494,000
CSG Systems International* ....        56,400     3,163,688
Electronic Data Systems .......        19,200       792,000
First Data* ...................        40,300     1,999,887
Galileo International .........        53,400     1,114,725
Gartner Group (Class A)* ......        37,600       451,200
MarchFirst* ...................        51,100       934,172
Modis Professional Services*           58,600       520,075
Navigant Consulting* ..........        61,000       259,250
StorageNetworks* ..............           800        72,225
SunGard Data Systems* .........        94,400     2,926,400
                                                 ----------
                                                 13,303,247
                                                 ----------

Computer Hardware/
Peripherals -- 11.6%
Adaptec* ......................       142,200     3,239,494
American Power Conversion* ....       177,300     7,230,516
Apex* .........................        40,200     1,756,237
Comdisco ......................        48,400     1,079,925
Creative Technology
   (Singapore) ................       135,900     3,248,859
Electronics for Imaging* ......       108,800     2,747,200
Lexmark International
   Group (Class A)* ...........        28,300     1,903,175

----------------------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-15 --

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
----------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
Computer Hardware/
Peripherals (continued)
Mobility Electronics* .........         2,100    $   27,366
Pitney Bowes ..................        47,900     1,916,000
Xircom* .......................        60,900     2,894,653
                                                 ----------
                                                 26,043,425
                                                 ----------
Computer Software -- 17.0%
3DO* ..........................        48,800       382,013
Activision* ...................       190,000       123,500
Autodesk ......................        97,400     3,381,606
BMC Software* .................        57,300     2,089,659
Check Point Software
   Technologies* (Israel) .....        15,300     3,248,859
Computer Associates
   International ..............        68,700     3,516,581
Compuware* ....................        27,400       283,419
HNC Software* .................         7,900       488,812
Macromedia* ...................        17,200     1,662,488
Microsoft* ....................       104,250     8,336,742
Parametric Technology* ........       167,800     1,840,556
Rational Software* ............        34,500     3,205,266
Remedy* .......................        28,900     1,612,078
Symantec* .....................        83,600     4,511,787
Synopsys* .....................        99,000     3,418,594
Tecnomatix Technologies* (Israel)       3,700        50,181
                                                 ----------
                                                 38,152,141
                                                 ----------
ELECTRONIC
COMPONENTS -- 4.9%
Amphenol (Class A) ............        19,000     1,257,562
Arrow Electronics* ............        49,500     1,534,500
Avnet .........................        22,800     1,350,900
CTS ...........................        30,200     1,359,000
Sawtec ........................        38,000     2,186,187
Vishay Intertechnology* .......        85,500     3,243,656
                                                 ----------
                                                 10,931,805
                                                 ----------
ELECTRONIC Manufacturing
SERVICES -- 5.4%
ACT Manufacturing* ............        19,200       892,200
Advanced Micro Devices* .......        47,800     3,692,550
Flextronics International*
   (Singapore) ................        17,200     1,181,963
Sanmina* ......................        15,820     1,352,116
SCI Systems* ..................       125,800     4,929,787
                                                 ----------
                                                 12,048,616
                                                 ----------
Electronics Capital
Equipment -- 15.6%
Applied Materials* ............        22,800   $ 2,066,962
ATMI* .........................        15,300       710,972
Cognex* .......................        46,700     2,415,266
Credence Systems* .............        60,800     3,353,500
Electro Scientific Industries*         46,700     2,056,259
KLA-Tencor* ...................        32,500     1,904,297
Kulicke & Soffa Industries* ...        28,500     1,687,734
Lam Research* .................        55,000     2,064,219
Novellus Systems* .............       161,600     9,145,550
Orbotech* (Israel) ............        34,650     3,219,202
Sensormatic* ..................        41,100       649,894
Teradyne* .....................        47,900     3,520,650
Veeco Instruments .............        28,500     2,092,078
                                                 ----------
                                                 34,886,583
                                                 ----------
Media -- 9.5%
Ackerley Group ................        19,900       233,825
Adelphia Communications (Class A)*     38,100     1,784,747
AMFM* .........................       122,500     8,452,500
Cablevision Systems (Class A)*         29,900     2,029,463
Charter Communications* .......        91,800     1,511,831
Comcast (Class A)* ............        19,100       774,147
EchoStar Communications
   (Class A) ..................        23,200       767,775
Infinity Broadcasting (Class A)*       68,275     2,487,770
Rogers Communications
   (Class B)* (Canada) ........        31,400       894,900
Time Warner ...................        19,000     1,444,000
USA Networks* .................        29,100       630,197
Ziff-Davis* ...................         3,900        35,100
Ziff-Davis-ZDNet* .............        19,500       175,500
                                                 ----------
                                                 21,221,755
                                                 ----------
Semiconductors -- 22.7%
Amkor Technology* .............       180,800     6,378,850
Atmel* ........................        34,200     1,261,125
C-Cube Microsystems* ..........        47,200       926,300
Conexant Systems* .............        19,000       925,656
Cypress Semiconductor* ........        41,900     1,770,275
Dallas Semiconductor ..........        56,000     2,282,000
Fairchild Semiconductor
   International* .............        71,900     2,911,950
Integrated Device Technology* .        79,600     4,776,000
Intel .........................        47,700     6,375,403
International Rectifier* ......        42,800     2,396,800
Lattice Semiconductor*                 94,500     6,535,266

-----------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-16 --

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
                                                         June 30, 2000
----------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                       SHARES       VALUE
                                      --------   ----------
Semiconductors (continued)
Linear Technology .............        23,800    $1,520,969
Mattson Technology* ...........         4,400       143,550
Maxim Integrated Products* ....         9,900       672,272
Microchip Technology* .........        76,200     4,448,175
Micron Technology* ............        27,500     2,421,719
National Semiconductor* .......        62,900     3,569,575
QuickLogic* ...................        14,700       330,291
SCG Holding* ..................        51,800     1,134,744
                                               ------------
                                                 50,780,920
                                               ------------
MIscellaneous -- 0.1%
Capstone Turbine* .............         2,700       122,091
                                               ------------

                                                   VALUE
                                               ------------
TOTAL COMMON STOCKS
   (Cost $171,810,362) ........                $217,297,014

SHORT-TERM HOLDINGS -- 2.6%
   (Cost $5,800,000) ..........                   5,800,000
                                               ------------
TOTAL INVESTMENTS -- 99.6%
   (Cost $177,610,362) ........                 223,097,014

OTHER ASSETS LESS
   LIABILITIES-- 0.4% .........                     939,537
                                               ------------
NET ASSETS-- 100.0% ...........                $224,036,551
                                               ============
SELIGMAN FRONTIER PORTFOLIO
                                       SHARES        VALUE
                                      --------     ---------
COMMON STOCKS -- 101.5%
Building and
Construction -- 0.5%
Dycom Industries ..............        2,700       $124,200
                                                 ----------
Business Goods and
Services -- 5.7%
Acxiom* .......................        7,900        220,706
Copart* .......................       10,900        173,378
CoStar Group* .................        5,660        142,031
CSG Systems International* ....        4,600        258,031
FirstService* (Canada) ........        6,600         80,850
Harris Interactive ............        6,000         29,063
Modis Professional Services* ..       10,500         93,187
NOVA* .........................       12,433        347,347
                                                 ----------
                                                  1,344,593

                                       SHARES        VALUE
                                      --------     ---------
Computer Software and
Services -- 18.0%
Accrue Software ...............        5,200        184,762
Advent Software ...............        7,900        511,772
Aspen Technology* .............        5,400        208,575
Broadbase Software ............        2,100         64,378
Caliper Technologies ..........          700         32,178
CoreComm* .....................        2,400         46,875
Documentum ....................        3,800        339,387
I2 Technologies ...............        3,670        382,712
Internet Security Systems* ....        5,400        533,081
Intraware .....................        4,800         76,950
Computer Software and
Services (continued)
JDA Software Group ............        9,400      $ 180,069
Keane .........................        1,200         25,950
Keynote Systems ...............        1,300         90,716
Mediaplex .....................        2,200         42,556
NYFIX .........................        2,737        114,868
Onyx Software .................        5,100        151,247
Quest Software ................        4,400        244,200
Selectica .....................        1,800        125,719
SmartForce (ADRs)* (Ireland) ..        4,900        234,894
SunGard Data Systems* .........       10,700        331,700
THQ* ..........................        3,250         39,305
Unigraphics Solutions (Class A)*       5,900        115,050
Visual Networks* ..............        4,500        128,109
                                                 ----------
                                                  4,205,053
                                                 ----------
Consulting Services -- 1.9%
Corporate Executive Board* ....        2,900        176,537
Forrester Research* ...........        3,755        273,294
                                                 ----------
                                                    449,831
                                                 ----------
Consumer Goods and
Services -- 4.2%
Brinker International .........        6,300        184,275
Carey International* ..........        6,700         92,544
MemberWorks* ..................       11,080        371,526
MSC Industrial Direct .........        5,800        121,438
Pre-Paid Legal Services* ......        5,100        152,363
Too* ..........................        2,300         58,506
                                                 ----------
                                                    980,652
                                                 ----------
------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   --P-17 --

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
----------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                       SHARES        VALUE
                                      --------     ---------
Drugs And Health Care -- 10.7%
Alpharma (Class A)* ...........        5,500      $ 342,375
Amerisource Health (Class A) ..        3,600        111,600
Barr Laboratories* ............        9,300        416,756
Bindley Western Industries ....        5,700        150,694
Charles River Laboratories ....        2,800         62,125
King Pharmaceuticals ..........        4,050        177,694
Praecis Pharmaceuticals .......        4,700        131,306
Priority Healthcare (Class B)*         4,300        318,872
Province Healthcare* ..........        6,600        238,219
Tanox* ........................        3,700        175,403
Teva Pharmaceutical Industries
   (ADRs) (Israel) ............        2,700        149,766
United Therapeutics ...........        2,200        238,356
                                                 ----------
                                                  2,513,166
                                                 ----------
Electronics -- 10.5%
Advanced Energy Industries* ...        1,700        100,194
Alpha Industries* .............        6,200        273,381
Amerigon# .....................       25,518        127,590
Burr-Brown* ...................        1,475        127,864
Cognex* .......................          900         46,547
Credence Systems* .............          900         49,641
Exar ..........................        2,400        209,475
General Semiconductor* ........        5,100         75,225
Kopin .........................        2,800        193,813
Littlefuse ....................        1,700         84,044
Orbotech* (Israel) ............        2,400        222,975
Photon Dynamics* ..............        3,400        254,044
Sawtek* .......................        4,800        276,150
Silicon Image* ................          500         24,953
Varian Semiconductor* .........        1,900        119,403
Virata* .......................        4,400        262,900
                                                 ----------
                                                  2,448,199
                                                 ----------
Energy -- 2.4%
Mitchell Energy & Development .        1,800         57,825
National-Oilwell ..............        5,700        187,388
Patina Oil & Gas ..............        5,300        109,975
Pride International* ..........        8,100        200,475
                                                 ----------
                                                    555,663
                                                 ----------
Environmental
Management -- 0.9%
Casella Waste Systems .........        7,500         80,391
Waste Connections* ............        7,000        138,031
                                                 ----------
                                                    218,422
                                                 ----------

                                       SHARES        VALUE
                                      --------    ---------
Financial Services -- 3.5%
Affiliated Managers Group* ....        7,600     $  345,800
American Capital Strategies ...        6,900        156,544
Metris Companies ..............       12,450        312,806
                                                 ----------
                                                    815,150
                                                 ----------
Internet/OnLine -- 2.6%
About.com* ....................        2,500         78,672
Be Free* ......................        2,900         26,145
GoTo.com* .....................        3,620         55,544
PC-Tel* .......................        4,400        167,338
SonicWALL* ....................        3,100        272,897
                                                 ----------
                                                    600,596
                                                 ----------
Leisure and
Entertainment -- 1.1%
Premier Parks* ................       11,200        254,800
                                                 ----------
Media and
Broadcasting -- 3.5%
Charter Communications* .......        8,600        141,631
Cox Radio* ....................        6,700        187,600
Emmis Communications
   (Class A)* .................        2,300         95,234
Pegasus Communications ........        5,600        274,225
Penton Media ..................        1,600         56,000
SBS Broadcasting*
   (Luxembourg) ...............        1,300         70,606
                                                 ----------
                                                    825,296
                                                 ----------
Medical Products and
Technology -- 4.5%
Community Health Systems ......        7,600        123,025
Cytyc* ........................        3,600        192,038
Dura Pharmaceuticals* .........        9,900        141,694
Endocare ......................        4,900         99,378
Genomic Solutions .............       11,200        163,450
Intermune Pharmaceuticals* ....        5,800        238,706
Maxygen* ......................          800         45,250
QLT* (Canada) .................          700         54,359
                                                 ----------
                                                  1,057,900
                                                 ----------
Networking/Communications
Infrastructure -- 2.8%
Andrew* .......................        3,900        131,016
C-cor.net* ....................        8,400        226,538
Exfo-Electro Optical
   Engineering* (Canada) ......          100          4,394
Remec .........................        6,800        284,537
                                                 ----------
                                                    646,485
                                                 ----------
------------------
* Non-income producing security.
# Restricted and non-income producing security.
See Notes to Financial Statements.

                                  -- P-18 --

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
                                                         June 30, 2000
----------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (continued)

                                      SHARES        VALUE
                                     --------    ----------
Schools -- 3.3%
Career Education* ..................   5,500    $   267,094
DeVRY* .............................   3,800        100,462
ITT Educational Services* ..........   5,100         89,569
Learning Tree International* .......   5,000        307,656
                                                -----------
                                                    764,781
                                                -----------
Telecommunications -- 24.4%
Actuate Software* ..................   5,200        277,388
AirGate PCS ........................   4,000        210,375
Alamosa PCS Holdings* ..............   7,900        166,147
ANTEC* .............................   8,300        344,709
Choice One Communications* .........   5,000        204,219
Com21* .............................   2,500         62,422
Dobson Communications* .............  12,100        233,681
Global TeleSystems* ................  15,600        188,175
Illuminet Holdings* ................   3,900        196,950
Inet Technologies* .................   3,300        179,231
ITC DeltaCom* ......................   8,900        198,303
MGC Telecommunications* ............   1,200         71,962
Metawave Communications* ...........   6,260        166,868
Network Plus* ......................   1,200         17,062
Pinnacle Holdings* .................   4,900        262,763
Powertel* ..........................   5,300        376,134
Price Communications* ..............   5,700        134,306
Proxim* ............................   2,900        287,644
Rural Cellular (Class A)* ..........   7,140        546,879
SBA Communications* ................   4,600        239,056
Tekelec* ...........................   3,400        163,944
Telecommunications (continued)
TranSwitch* ........................   1,800    $   138,994
Triton PCS Holdings (Class A)*......   2,800        161,788
US Unwired .........................   6,700         88,356
West TeleServices* .................   6,000        152,063
Western Wireless (Class A)* ........  11,600        631,837
                                                -----------
                                                  5,701,256
                                                -----------
Transportation -- 1.0%
Expeditors International of
   Washington ......................   3,000        141,844
Forward Air* .......................   2,025         80,620
                                                -----------
                                                    222,464
                                                -----------
TOTAL COMMON STOCKS
   (Cost $19,545,577) ..............             23,728,507

SHORT-TERM HOLDINGS -- 1.7%
   (Cost $400,000) .................                400,000
                                                -----------
TOTAL INVESTMENTS -- 103.2%
   (Cost $19,945,577) ..............             24,128,507

OTHER ASSETS
   LESS LIABILITIES -- (3.2)% ......               (743,907)
                                                -----------

NET ASSETS -- 100.0% ................           $23,384,600
                                                ===========

SELIGMAN GLOBAL GROWTH PORTFOLIO
                                      SHARES       VALUE
                                     --------   -----------
COMMON STOCKS -- 96.6%
AUSTRALIA -- 1.8%
Cochlear (Drugs and Health Care) ...    4,800   $    82,567
CSL (Drugs and Health Care).........    4,300        84,966
                                                 ----------
                                                    167,533
                                                 ----------
BRAZIL -- 0.9%
Telefonica (ADRs)*
   (Telecommunications).............    1,298        83,109
                                                 ----------
CANADA -- 2.9%
BCE (Telecommunications)............      800        18,960
Bombardier (B shares) (Diversified).    4,500       122,154
Precision Drilling (Oil and Gas)....    3,200       123,600
                                                 ----------
                                                    264,714
                                                 ----------
CHINA -- 1.4%
China Telecom (Hong Kong)*
   (Telecommunications).............   14,000      $123,466
                                                 ----------
DENMARK -- 2.6%
GN Store (Telecommunications).......      400        40,443
Group 4 Falck (Business Goods
   and Services)....................      200        32,140
ISS International Service Systems
   (Business Goods and Services)....    1,200        91,498
Vestas Wind Systems*
   (Electronics)....................    2,000        73,557
                                                 ----------
                                                    237,638
                                                 ----------
----------------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-19 --

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
----------------------------------------------------------------------

SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                          SHARES        VALUE
                                         --------    ----------
FINLAND -- 1.3%
Nokia (Telecommunications)..............    2,260    $  115,462
                                                     ----------
FRANCE -- 6.8%
Alcatel (Telecommunications)............    4,550       298,784
Cap Gemini (Computer and
   Technology Related)..................      696       122,743
Sagem (Electronics).....................       50        58,689
STMicroelectronics (Electronics)........    1,000        63,086
Societe Television Francaise 1
   "TF1" (Entertainment and
   Leisure).............................    1,000        69,777
                                                     ----------
                                                        613,079
                                                     ----------
GERMANY -- 0.9%
Schering-Plough (Drugs and
   Health Care).........................    1,500        81,797
                                                     ----------
GREECE -- 0.3%
National Bank of Greece (ADRs)
   (Financial Services).................    3,080        24,063
                                                     ----------
HONG KONG -- 0.6%
Hutchison Whampoa (Diversified).........    4,400        55,313
                                                     ----------
HUNGARY -- 0.2%
Magyar Tavkozlesi "Matav" (ADRs)
   (Telecommunications).................      500        17,219
                                                     ----------
IRELAND -- 3.0%
Elan (ADRs)* (Drugs and
   Health Care).........................    3,000       145,312
Ryanair Holdings* (Transportation)......   17,200       124,985
                                                     ----------
                                                        270,297
                                                     ----------
ITALY -- 4.2%
Banca Nazionale del Lavoro
   "BNL"* (Financial Services)..........   38,000       134,029
Mediolanum (Financial Services).........   15,430       251,319
                                                     ----------
                                                        385,348
                                                     ----------
JAPAN -- 9.7%
Able (Financial Services)...............    1,000        14,882
Asahi Pretec (Industrial Goods
   and Services)........................    1            16,672
Chugai Pharmaceutical
   (Drugs and Health Care)..............    5,000        94,428

                                          SHARES         VALUE
                                         --------     ---------
JAPAN (continued)
Cresco (Computer and
   Technology Related)..................    1,200     $  85,904
H.I.S. (Entertainment and Leisure)......    1,300        64,164
Inter (Financial Services)..............    2,100        37,702
Itochu Techno-Science
   (Computer and Technology
   Related).............................      300        48,180
Keyence (Electronics)...................      100        32,968
Meitec (Computer and
   Technology Related)..................    2,900       114,727
Nippon Telegraph & Telephone
   "NTT" (Telecommunications)...........        6        79,687
NTT Mobile Communication
   Network "NTT DoCoMo"
   (Telecommunications).................        3        81,100
Shiseido (Consumer Goods
   and Services)........................    3,000        46,343
Sundrug (Retailing).....................      800        61,715
Touei Housing (Construction
   and Property)........................    2,000        32,026
Xebio (Retailing).......................    3,000        70,362
                                                     ----------
                                                        880,860
                                                     ----------
MEXICO -- 0.5%
Grupo Carso (ADRs)*
   (Diversified)........................    7,000        49,069
                                                     ----------
NETHERLANDS -- 3.9%
ASM Lithography Holding*
   (Computer and Technology
   Related).............................    2,760       118,769
Koninklijke (Royal) Philips
   Electronics (Electronics)............    1,592        75,173
Numico (Consumer Goods
   and Services)........................    2,650       125,890
Qiagen (Drugs and Health Care)..........    200          35,366
                                                     ----------
                                                        355,198
                                                     ----------
NORWAY -- 3.3%
Tandberg (Telecommunications)...........    3,300        78,753
Tomra Systems (Business
   Goods and Services)..................    8,220       218,229
                                                     ----------
                                                        296,982
                                                     ----------
SOUTH KOREA -- 0.4%
Korea Telecom (ADRs)*
   (Telecommunications).................      670        32,411
                                                     ----------
-----------------------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-20 --

                           Seligman Portfolios, Inc.
----------------------------------------------------------------------
                                                         June 30, 2000
----------------------------------------------------------------------

SELIGMAN GLOBAL GROWTH PORTFOLIO (continued)

                                          SHARES        VALUE
                                         --------     ---------
SPAIN -- 1%
Grupo Prisa (Media)....................       800     $  18,582
Sociedad General de Aguas
   de Barcelona (Consumer
   Goods and Services).................        45           585
Telefonica Publicidad e
   Informacion* (Entertainment
   and Leisure)........................     7,200        68,064
                                                     ----------
                                                         87,231
                                                     ----------
SWEDEN -- 5.5%
L.M. Ericsson Telefon (Series B)
   (Telecommunications)................    18,620       369,657
Securitas (Series B) (Consumer
   Goods and Services).................     4,500        95,737
Telia (Telecommunications).............     3,800        35,883
                                                     ----------
                                                        501,277
                                                     ----------
SWITZERLAND -- 5.5%
Credit Suisse Group
   (Financial Services)................       575       114,495
Disetronic Holding
   (Drugs and Health Care).............        15       100,328
Gretag Imaging Group
   (Drugs and Health Care).............       350        67,438
Phonak Holding
   (Drugs and Health Care).............        30        86,521
Straumann
   (Drugs and Health Care).............        70       105,237
Tecan
   (Drugs and Health Care).............        30        28,736
                                                     ----------
                                                        502,755
                                                     ----------
UNITED KINGDOM -- 5.4%
AstraZeneca (Drugs and
   Health Care)........................     2,685       125,241
British Telecommunications
   (Telecommunications)................     2,500        32,371
Cable & Wireless
   (Telecommunications)................     2,000        34,024
Centrica (Electric and Gas
   Utilities)..........................    19,000        63,090
Granada Group (Entertainment
   and Leisure)........................     9,000        88,700
Hilton Group (Entertainment
   and Leisure)........................    13,000        45,532
SmithKline Beecham (Drugs and
   Health Care)........................     3,000        39,482
Tesco (Retailing)......................    20,000        62,241
                                                     ----------
                                                        490,681
                                                     ----------

                                          SHARES        VALUE
                                         --------    ----------
UNITED STATES -- 34.5%
AES* (Electric and Gas Utilities)......     5,000    $  228,124
ALZA* (Drugs and Health Care)..........     4,700       277,886
Cisco Systems* (Computer and
   Technology Related).................     4,400       279,536
Citigroup (Financial Services).........     3,150       189,787
Coca-Cola (Consumer Goods
   and Services).......................     1,200        68,924
Corning (Diversified)..................     1,100       296,861
Disney, Walt (Entertainment
   and Leisure)........................     4,850       188,240
EMC (Electronics)......................       700        53,855
Guidant (Drugs and Health Care)300.....    14,850
Medtronic (Drugs and Health Care)......     1,900        94,642
Microsoft* (Computer and
   Technology Related).................     1,400       111,955
Pfizer (Drugs and Health Care).........     2,700       129,600
Procter & Gamble (Consumer
   Goods and Services).................     3,000       171,750
Siebel Systems (Computer and
   Technology Related).................       500        81,796
Tyco International (Diversified).......     6,200       293,724
VeriSign (Computer and
   Technology Related).................     1,200       211,611
Watson Pharmaceutical (Drugs
   and Health Care)....................     4,500       241,874
Williams Companies (The)
   (Electric and Gas Utilities)........     4,600       191,761
                                                     ----------
                                                      3,126,776
                                                     ----------
TOTAL COMMON STOCKS
   (Cost $5,889,662)...................               8,762,278

PREFERRED STOCKS -- 1.3%
   (Cost $78,503)......................

GERMANY -- 1.3%
Porsche (non-voting)*
   (Automotive and Related)............        43       116,523
                                                     ----------
TOTAL INVESTMENTS -- 97.9%
   (Cost $5,968,165)...................               8,878,801

OTHER ASSETS
   LESS LIABILITIES -- 2.1%............                 189,685
                                                     ----------
NET ASSETS -- 100.0%...................              $9,068,486
                                                     ==========
----------------------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-21 --

                           Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------
SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO

                                           SHARES         VALUE
                                          --------      ---------
COMMON STOCKS -- 95.4%
AUSTRALIA -- 2.7%
BRL Hardy (Consumer Goods
   and Services).................           9,754        $ 41,914
Cochlear (Medical Products
   and Technology)...............           5,700          98,049
CSL (Medical Products and
   Technology)...................           5,150         101,763
Data Advantage*(Computer and
   Business Services)............          16,600          45,466
Energy Developments (Utilities)..           7,000          40,824
Futuris (Automotive Parts
   Manufacturing)................          32,860          35,969
Lang (Transportation)............           7,500          41,048
Perpetual Trustees Australia
   (Financial Services)..........           2,800          43,495
Sonic Healthcare (Medical
   Products and Technology)......           9,800          40,318
TAB* (Leisure and Hotels)........          30,300          44,222
                                                        ---------
                                                          533,068
                                                        ---------
CANADA -- 1.4%
Celestica* (Electronics).........           1,500          74,437
Cinar (Class B)* (Media).........           2,800          14,000
Clearnet Communications (Class A)*
   (Telecommunications)..........           2,650          74,034
Diversinet (Computer Software)...           1,000          11,844
EXFO Electro-Optical Engineering*
   (Telecommunications)..........             100           4,394
GT Group Telecom
   (Telecommunications)..........           2,400          37,725
QLT* (Drugs and Health Care).....             300          23,297
Sierra Wireless
   (Telecommunications)..........             700          37,815
                                                        ---------
                                                          277,546
                                                        ---------

DENMARK -- 1.3%
Sondagsavisen (Media)............           7,276         119,348
Sydbank (Financial Services).....             925          31,412
TK Development (Construction
   and Property).................           3,960         109,106
                                                        ---------
                                                          259,866
                                                        ---------
FINLAND -- 0.4%
Rapala Normark*
   (Leisure and Hotels)..........          14,300          84,746
                                                        ---------
FRANCE -- 3.1%
Du Pareil Au Meme (Retailing)....             887         $33,915
Etam Developpement* (Retailing)             1,493          28,542
L'Europeenne d'Extincteurs
   (Manufacturing)...............           1,242          35,615
Royal Canin (Consumer Goods
   and Services).................           1,981         190,679
Technip
   (Construction and Property)...           1,057         128,009
Transiciel (Computer Software) ..           2,940         189,126
                                                        ---------
                                                          605,886
                                                        ---------
GERMANY -- 5.3%
Beru (Automotive Parts
   Manufacturing)................           5,543         166,896
Bien-Haus (Construction
   and Property).................           2,210          30,313
Hawesko Holding
   (Telecommunications)..........           3,185          62,714
Intershop Communications*
   (Computer Software)...........             560         256,397
Kamps (Consumer
   Goods and Services)...........           4,292         136,614
Tecis Holding* (Financial Services)         2,340         216,959
Zapf Creation* (Manufacturing)...           2,600         159,053
                                                        ---------
                                                        1,028,946
                                                        ---------
HONG KONG -- 2.2%
Cafe de Coral Holdings
   (Restaurants).................          70,000          25,142
Computer and Technologies
   Holdings (Computer Software)..          12,000          12,238
Dah Sing Financial Group
   (Financial Services)..........          11,400          45,918
Esprit Holdings (Retailing)......          27,000          28,054
Giordano International
   (Retailing)...................          34,000          51,683
JCG Holdings
   (Financial Services)..........          60,000          30,017
Johnson Electric Holdings
   (Electronics).................           5,000          47,302
Li & Fung* (Consumer Goods
   and Services).................          16,400          82,046
Mandarin Oriental
   (Leisure and Hotels)..........          49,200          32,718
South China Morning Post
   Holdings (Media)..............          38,000          29,491
Varitronix International
   (Manufacturing)...............          14,000          24,334
Yanzhou Coal Mining (Series H)*
   (Resources)...................          82,000          16,935
                                                        ---------
                                                          425,878
                                                        ---------
------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-22 --

                    Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
IRELAND -- 1.7%
Ryanair Holdings* (Transportation)          33,160      $ 240,889
SmartForce (ADRs)
   (Computer Software)...........            1,700         81,494
                                                        ---------
                                                          322,383
                                                        ---------
ISRAEL -- 0.7%
Orbotech* (Technology)...........              800         74,325
Teva Pharmaceutical Industries
   (Drugs and Health Care).......            1,000         55,469
                                                        ---------
                                                          129,794
                                                        ---------
JAPAN -- 11.6%
Able (Consumer Goods
   and Services).................            1,000         14,882
Anritsu (Electronics)............              500          8,948
Asahi Diamond Industries
   (Manufacturing)...............            6,000         42,330
Asahi Pretec (Industrial Goods
   and Services).................                2         41,680
Asatsu-DK (Advertising)..........              800         32,779
Bank of Iwate Limited
   (Financial Services)..........            1,000         36,924
Capcom (Computer and
   Business Services)............            1,000         32,120
Citizen Electronics (Electronics)              200         21,853
Cresco (Technology)..............              300         21,476
Densei-Lambda (Electronics)......            1,900         39,104
Doutor Coffee (Restaurants)......              400         30,895
The Eighteenth Bank
   (Financial Services)..........            7,000         26,110
Enplas (Electronics).............            1,000         62,167
Fuji Machine Manufacturing
   (Industrial Goods and Services)             500         26,233
Fuji Seal (Manufacturing)........            1,700         93,034
Fujicco (Consumer Goods
   and Services).................            3,000         49,875
Fujitec (Construction and Property)          3,000         26,082
Glory (Manufacturing)............            2,000         35,793
Higo Bank (Financial Services)...            8,000         32,855
H.I.S. (Leisure and Hotels)......            1,200         59,229
Hokuto (Consumer Goods
   and Services).................            1,800         65,615
Iyo Bank (Financial Services)....            5,000         31,555
Kentucky Fried Chicken
   (Restaurants).................            1,000         10,540
Kissei Pharmaceutical
   (Drugs and Health Care).......            3,000         57,929
Komatsu Seiren (Manufacturing)...            7,000         24,792

JAPAN (continued)
Maspro Denkoh
   (Telecommunications)..........            2,000       $ 23,454
Meitec (Computer Software).......            1,000         39,561
Mitsubishi Gas Chemical
   (Chemicals)...................           12,000         40,126
MKC-STAT (Computer Software).....            3,000         54,820
Moshi Moshi Hotline (Computer
   and Business Services)........              600         64,428
Nichicon (Manufacturing).........            1,000         24,490
Nippon Broadcasting Systems
   (Media).......................            1,000         61,508
Nissha Printing (Paper and Printing)         7,000         48,330
Noritake (Consumer Goods
   and Services).................            7,000         38,968
People (Leisure and Hotels)......              800         64,051
Plenus (Retailing)...............            1,000         42,858
Rengo (Paper and Printing).......           12,000         64,880
Rinnai (Manufacturing)...........            1,800         40,098
Rohto Pharmaceutical
   (Drugs and Health Care).......            3,000         32,214
Round One (Leisure and Hotels)...                3         11,868
Ryoyo Electric (Electronics).....            2,000         39,938
Shimachu (Retailing).............            2,000         42,387
Sundrug (Retailing)..............              700         54,001
Taiyo Ink Manufacturing
   (Chemicals)...................            1,600         94,948
Tokyo Style (Manufacturing)......            4,000         37,677
Touei Housing (Construction
   and Property).................            2,000         32,026
Tsubaki Nakashima
   (Manufacturing)...............            4,000         58,776
Tsudakoma* (Manufacturing).......           14,000         29,803
Tsutsumi Jewelry (Retailing).....            3,200         75,204
Universal Home (Computer
   and Business Services)........                2         22,606
Ushio (Industrial Goods and
   Services).....................            2,000         55,009
Xebio (Retailing)................            3,400         79,744
Yamaichi Electronics
   (Electronics).................              900         29,077
Yokohama Reito (Distribution)....            4,000         27,090
                                                        ---------
                                                        2,254,740
                                                        ---------
LUXEMBOURG -- 0.1%
SBS Broadcasting* (Media)........              500         27,156
                                                        ---------
NETHERLANDS -- 1.4%
Athlon Groep (Consumer
   Goods and Services)...........            2,913         51,790

------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-23 --

                       Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
NETHERLANDS (continued)
Beter Bed Holding (Retailing)....           3,117       $  93,553
Samas Groep (Manufacturing)......           7,463         119,130
                                                        ---------
                                                          264,473
                                                        ---------
NORWAY -- 1.6%
Ekornes (Manufacturing)..........           16,647        145,699
Petroleum Geo-Services*
   (Industrial Goods and
   Services).....................            4,713         80,574
Tandberg Television*
   (Telecommunications)..........           13,740         79,369
                                                        ---------
                                                          305,642
                                                        ---------
SINGAPORE -- 0.7%
Keppel Telecom
   (Telecommunications)..........           22,000         28,510
Neptune Orient Lines
   (Transportation)..............           34,937         32,340
Sembcorp Logistics*
   (Transportation)..............            9,000         50,507
Venture Manufacturing
   (Electronics).................            2,500         25,457
                                                        ---------
                                                          136,814
                                                        ---------
SPAIN -- 0.5%
Enaco* (Retailing)...............            7,600         34,579
TelePizza* (Restaurants).........           12,794         72,152
                                                        ---------
                                                          106,731
                                                        ---------
SWEDEN -- 0.8%
Finnveden (Series B)
   (Manufacturing)...............            6,281         62,883
Mandator
   (Telecommunications)..........           10,611         69,414
Munskjo (Paper and Printing).....            4,161         27,457
                                                        ---------
                                                          159,754
                                                        ---------

SWITZERLAND -- 5.5%
Kaba Holding (Manufacturing).....              212        273,187
Selecta Group (Consumer
   Goods and Services)...........              522        162,079
SEZ Holding (Computer and
   Business Services)............              329        301,413
Swisslog Holding (Industrial
   Goods and Services)...........              671        329,396
                                                        ---------
                                                        1,066,075
                                                        ---------
TAIWAN -- 0.2%
Taiwan American Fund*
   (Miscellaneous)...............            1,700      $  29,750
                                                        ---------
UNITED KINGDOM -- 10.2%
Ashtead Group (Construction
   and Property).................           76,600        109,757
BTG (Technology).................            7,023        127,517
Clinton Cards (Retailing)........           46,200         73,553
Dawson Group (Transportation)....           26,600         40,332
Druck Holdings (Industrial
   Goods and Services)...........           11,500         35,747
F.I. Group
   (Computer Software)...........           45,176        263,718
Games Workshop Group
   (Retailing)...................            9,400         26,368
GWR Group (Media)................           21,000        287,367
Informa Group (Computers
   and Business Services)........           20,000        207,271
Parity (Computer Software).......           75,936        198,613
PizzaExpress (Restaurants).......           19,500        186,271
Shire Pharmaceuticals*
   (Drugs and Health Care).......            5,500         95,402
Tilbury Douglas (Construction
   and Property).................           25,500        136,872
Trifast (Electrical Distribution)            8,000        130,701
Trinity International Holdings
   (Media).......................            7,100         63,516
                                                        ---------
                                                        1,983,005
                                                        ---------
UNITED STATES -- 44.1%
About.com* (Internet/Online).....              900         28,322
Accrue Software
   (Computer Software)...........            2,000         71,064
Actuate Software*
   (Computer Software)...........            2,100        112,022
Acxiom* (Computer Software)......            3,800        106,162
Advanced Energy Industries*
   (Electronics).................              700         41,256
Advent Software*
   (Computer Software)...........            3,100        200,822
Affiliated Managers Group*
   (Computer and
   Business Services)............            2,600        118,300
AirGate PCS*
   (Telecommunications)..........            1,800         94,669
Alamosa PCS Holdings*
   (Telecommunications)..........            3,100         65,197
------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-24 --

                     Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
UNITED STATES (continued)
Alpha Industries (Electronics)...            2,100       $ 92,597
Alpharma (Class A)
   (Drugs and Health Care).......            1,900        118,275
American Capital Strategies*
   (Financial Services)..........            3,500         79,406
Amerigon# (Electronics)..........            9,920         49,600
Amerisource Health
   (Drugs and Health Care).......            1,400         43,400
Andrew (Telecommunications)......            1,300         43,672
ANTEC* (Telecommunications)......            3,300        137,053
Aspen Technology
   (Computer Software)...........            2,200         84,975
Barr Laboratories*
   (Drugs and Health Care).......            3,000        134,438
Be Free* (Consulting Services)...            1,100          9,917
Bindley Western Industries
   (Drugs and Health Care).......            2,200         58,163
Brinker International (Restaurants)          2,400         70,200
Broadbase Software Inc.
   (Computer Software)...........              800         24,525
Burr-Brown* (Technology).........              450         39,009
Caliper Technologies*
   (Technology)..................              200          9,194
Career Education* (Schools)......            1,900         92,269
Carey International*
   (Transportation)..............            2,500         34,531
Casella Waste Systems
   (Industrial Goods
   and Services).................            2,900         31,084
C-COR.net
   (Telecommunications)..........            3,200         86,300
Charles River Laboratories
   (Medical Products
   and Technology)...............            1,100         24,406
Charter Communications
   (Class A)* (Media)............            2,900         47,759
Choice One Communications*
   (Telecommunications)..........            2,000         81,688
Cognex* (Electronics)............              400         20,687
Com21* (Telecommunications)......              800         19,975
Community Health Systems
   (Medical Products
   and Technology)...............            2,900         46,944
Copart* (Retailing)..............            3,600         57,262
CoreComm* (Telecommunications)...              800         15,625
Corporate Executive Board*
   (Consulting Services).........              900         54,787

UNITED STATES (continued)
CoStar Group* (Industrial
   Goods and Services)...........            1,600       $ 40,150
Cox Radio* (Media)...............            2,400         67,200
Credence Systems*
   (Electronics).................              400         22,063
CSG Systems International*
   (Computer and
   Business Services)............            1,700         95,359
Cytyc*
   (Drugs and Health Care).......            1,200         64,012
DeVry* (Schools).................            1,300         34,369
Dobson Communications*
   (Telecommunications)..........            4,800         92,700
Documentum*
   (Computer Software)...........            1,600        142,900
Dura Pharmaceuticals*
   (Drugs and Health Care).......            3,300         47,231
Dycom Industries (Construction
   and Property).................            1,000         46,000
Emmis Broadcasting
   (Class A) (Media).............              800         33,125
Endocare (Medical Products
   and Technology)...............            2,000         40,562
Exar* (Manufacturing)............              800         69,825
Expeditors International of
   Washington (Transportation)...            1,000         47,281
FirstService* (Computer
   and Business Services)........            2,100         25,725
Forrester Research*
   (Consulting Services).........            1,385        100,802
Forward Air (Transportation).....              750         29,859
General Semiconductor*
   (Technology)..................            2,000         29,500
Genomic Solutions (Medical
   Products and Technology)......            3,800         55,457
Global TeleSystems*
   (Telecommunications)..........            6,100         73,581
GoTo.com* (Internet/Online)......            1,210         18,566
Harris Interactive* (Computer
   and Business Services)........            1,500          7,266
I2 Technologies (Computer Software)          1,375        143,387
Illuminet Holdings
   (Telecommunications)..........            1,500         75,750
Inet Technologies
   (Telecommunications)..........            1,300         70,606
Intermune Pharmaceuticals*
   (Drugs and Health Care).......            2,200         90,544
Intraware* (Computer and
   Business Services)............            1,900         30,459

------------
* Non-income producing security.
# Restricted and non-income producing security.

See Notes to Financial Statements.

                                  -- P-25 --

Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
UNITED STATES (continued)
Internet Security Systems*
   (Computer Software)...........            2,100      $ 207,309
ITC Deltacom*
   (Telecommunications)..........            3,800         84,669
ITT Educational Services*
   (Schools).....................            1,700         29,856
JDA Software Group*
   (Computer Software)...........            3,400         65,131
Keane* (Computer Software).......              500         10,813
Keynote Systems* (Computer
   and Business Services)........              400         27,913
King Pharmaceuticals*
   (Drugs and Health Care).......            1,600         70,200
Kopin (Electronics)..............            1,100         76,141
Learning Tree International*
   (Computer and
   Business Services)............            1,900        116,909
LittleFuse (Electronics).........              600         29,663
Maxygen* (Drugs and Health Care).              300         16,969
Mediaplex* (Computer
   and Business Services)........              600         11,606
MemberWorks* (Consumer
   Goods and Services)...........            3,700        124,066
Metawave Communications*
   (Telecommunications)..........            2,320         61,842
Metris Companies
   (Financial Services)..........            3,450         86,681
MGC Communications*
   (Telecommunications)..........              400         23,987
Mitchell Energy & Development
   (Resources)...................              700         22,487
Modis Professional Services*
   (Computer and
   Business Services)............            4,200         37,275
MSC Industrial Direct
   (Retailing)...................            2,300         48,156
National-OilWell (Resources).....            2,200         72,325
Network Plus*
   (Telecommunications)..........              300          4,266
NOVA* (Computer and
   Business Services)............            4,918        137,396
NYFIX* (Computer and
   Business Services)............            1,007         42,263
Onyx Software*
   (Computer Software)...........            2,100         62,278
Patina Oil and Gas (Resources)...            2,000         41,500
PC-Tel* (Internet/Online)........            1,700         64,653

UNITED STATES (continued)
Pegasus Communications*
   (Media).......................            1,800       $ 88,144
Penton Media (Advertising).......              500         17,500
Photon Dynamics* (Technology)....            1,100         82,191
Pinnacle Holding* (Real Estate
   Investment Trust).............            1,900        101,887
Powertel* (Telecommunications)...            2,300        163,229
Praecis Pharmaceuticals
   (Drugs and Health Care).......            1,900         53,081
Premier Parks (Leisure and Hotels)           4,400        100,100
Pre-Paid Legal Services*
   (Consumer Goods and Services).            2,000         59,750
Price Communications*
   (Telecommunications)..........            2,000         47,125
Pride International* (Energy)....            2,700         66,825
Priority Healthcare (Drugs and
   Health Care)..................            1,600        118,650
Province Healthcare* (Drugs and
   Health Care)..................            2,100         75,797
Proxim* (Telecommunications).....            1,200        119,025
Quest Software (Computer
   Software).....................            1,700         94,350
Remec (Technology)...............            2,400        100,425
Rural Cellular (Class A)*
   (Telecommunications)..........            2,800        214,463
Sawtec* (Electronics)............            1,800        103,556
SBA Communications*
   (Telecommunications)..........            1,800         93,544
Selectica* (Computer and
   Business Services)............              700         48,891
Shaw Brothers (Leisure and Hotels)          16,000         16,625
Silicon Image* (Electronics).....              200          9,981
SonicWALL* (Internet/OnLine).....            1,200        105,638
SunGard Data Systems*
   (Computer and
   Business Services)............            3,600        111,600
Tanox* (Drugs and Health Care)...            1,200         56,887
Tekelec* (Telecommunications)....            1,400         67,506
THQ* (Computer Software).........            1,050         12,698
Too (Retailing)..................            1,000         25,437
TranSwitch* (Telecommunications)               700         54,053
Triton PCS Holdings (Class A)
   (Telecommunications)..........            1,000         57,781
Unigraphics Solutions (Class A)*
   (Computer and Business
   Services).....................            1,700         33,150

------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-26 --

                     Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------

SELIGMAN GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------

UNITED STATES (continued)
United Therapeutics
   (Drugs and Health Care).......              900       $ 97,509
US Unwired (Telecommunications)..            2,200         29,012
Varian Semiconductor
   Equipment* (Electronics)......              600         37,706
Virata (Electronics).............            1,600         95,600
Visual Networks* (Computer
   and Business Services)........            1,800         51,244
Waste Connections*
   (Capital Goods)...............            2,800         55,212
West TeleServices*
   (Telecommunications)..........            2,100         53,223
Western Wireless (Class A)*
   (Telecommunications)..........            4,500        245,109
                                                      -----------
                                                        8,580,692
                                                      -----------
TOTAL COMMON STOCKS -- 95.4%
   (Cost $14,395,630)............                     $18,582,945

PREFERRED STOCKS -- 0.2%
   (Cost $159,166)

Germany -- 0.2%
   Sixt (Retailing)..............            2,782         35,899
                                                       ----------

TOTAL INVESTMENTS -- 95.6%
   (Cost $14,554,796)............                      18,618,844

OTHER ASSETS LESS
   LIABILITIES-- 4.4%............                         851,546
                                                      -----------
NET ASSETS -- 100.0%.............                     $19,470,390
                                                      ===========

-----------------------------------------------------------------

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

                                           SHARES         VALUE
                                          --------      ---------
COMMON STOCKS -- 82.1%
AUSTRALIA -- 0.6%
Cable & Wireless*
   (Telecommunications)..........           40,000     $  119,151
ecorp* (Networking/
   Communications Infrastructure)           15,000         20,367
Hutchison Telecommunications*
   (Telecommunications)..........           22,000         45,044
                                                        ---------
                                                          184,562
                                                        ---------
FINLAND -- 1.8%
Comptel (Telecommunications).....            6,500        131,095
Nokia (Telecommunications).......            9,520        486,378
                                                        ---------
                                                          617,473
                                                        ---------
FRANCE -- 6.6%
Alcatel (Telecommunications).....            8,500        558,169
Alcatel (ADRs) (Telecommunications)          2,500        166,250
Altran Technologies (Computer
   and Business Services)........            3,040        595,976
STMicroelectronics (Electronics).            3,900        250,331
STMicroelectronics (Electronics).            5,550        350,128
STMicroelectronics (NY Shares)
   (Electronics).................            4,500        288,843
                                                        ---------
                                                        2,209,697
                                                        ---------
GERMANY -- 3.5%
Adva Optical
   (Telecommunications)..........              300     $  169,472
ELMOS Semiconductor*
   (Semiconductors)..............            5,500        268,115
Siemens (Manufacturing)..........            5,000        749,386
                                                        ---------
                                                        1,186,973
                                                        ---------
HONG KONG -- 0.9%
China Mobile (Hong Kong) (ADRs)
   (Telecommunications) .........            1,300        231,156
Elec & Eltek International
   (Manufacturing) ..............          150,000         20,203
I-Cable Communications (ADRs)
   (Media) ......................            6,000         46,687
                                                        ---------
                                                          298,046
                                                        ---------
ISRAEL-- 3.5%
Check Point Software Technologies*
   (Computer Software) ..........            2,200        467,156
Gilat Satellite Networks
   (Telecommunications)..........            3,700        256,803
Orbotech* (Electronics
   Capital Equipment)............            5,000        464,531
                                                        ---------
                                                        1,188,490
                                                        ---------
------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-27 --

                     Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
JAPAN -- 4.3%
Advantest (Electronics Capital
   Equipment)....................            2,000     $  445,532
Fujitsu (Semiconductors).........            5,000        172,844
HOYA (Networking/Communications
   Infrastructure) ..............            6,000        536,900
Rohm (Semiconductors)............            1,000        291,998
                                                        ---------
                                                        1,447,274
                                                        ---------
NETHERLANDS -- 4.0%
ASM International* (Electronics
   Capital Equipment)............            8,500        225,516
ASM Lithography (Electronics
   Capital Equipment)............            8,000        352,750
Koninklijke (Royal) Philips Electronics
   (Electronics).................           10,100        476,911
Koninklijke (Royal) Philips Electronics
   (NY Shares) (Electronics) ....            6,000        285,000
                                                        ---------
                                                        1,340,177
                                                        ---------
PHILIPPINES -- 0.2%
PSI Technologies Holdings (ADRs)*
   (Electronics) ................            3,700         75,619
                                                        ---------
SINGAPORE -- 2.1%
Creative Technology (Computer
   Hardware/Peripherals) ........           15,900        380,109
Elec & Eltek International Holdings
   (Manufacturing)...............           45,000        112,950
Flextronics International* (Electronics
   Capital Equipment)............            2,400        164,925
Informatics Holdings (Computer
   and Business Services)........           70,000         34,625
                                                        ---------
                                                          692,609
                                                        ---------
SOUTH AFRICA -- 0.7%
Dimension Data Holdings (Computers
   and Business Services)........           30,100        249,057
                                                        ---------
SOUTH KOREA -- 2.1%
Samsung Electronics
   (Electronics).................            5,100        319,715
Samsung Electronics (GDRs)
   (Electronics).................            1,622        313,046
Samsung Electronics (GDRs)
   (1/2 non-voting)* (Electronics)             478         43,677
SK Telecommunications Group (ADRs)
   (Telecommunications)..........              554         19,430
                                                        ---------
                                                          695,868
                                                        ---------
SPAIN -- 0.6%
Telefonica de Espana
   (Telecommunications) .........            3,100      $ 198,595
                                                        ---------
SWEDEN -- 2.3%
Enea (Computer and Business
   Services).....................           25,000        170,653
L.M. Ericsson Telefon (ADRs)
   (Telecommunications)..........           10,000        200,312
L.M. Ericsson Telefon (Series A)
   (Telecommunications)..........              600         11,809
L.M. Ericsson Telefon (Series B)
   (Telecommunications)..........           19,200        381,171
                                                        ---------
                                                          763,945
                                                        ---------
TAIWAN -- 2.3%
Hon Hai Precision Industry (GDRs)*
   (Electronics Capital Equipment)           7,900        196,315
Taiwan Semiconductor Manufacturing
   (Semiconductors) .............            4,900        189,876
Taiwan Semiconductor Manufacturing
   (ADRs)* (Semiconductors)......           10,240        396,800
                                                        ---------
                                                          782,991
                                                        ---------
UNITED KINGDOM -- 1.6%
Autonomy (Computer Software).....            1,200        145,200
Autonomy (ADRs)
   (Computer Software)...........            2,919        354,658
Cable & Wireless*
   (Telecommunications)..........            2,219         37,750
                                                        ---------
                                                          537,608
                                                        ---------
UNITED STATES -- 45.0%
ACT Manufacturing* (Electronics
   Manufacturing Services).......            9,100        422,866
Adaptec* (Computer Hardware/
   Peripherals) .................            8,900        202,753
ALLTEL (Telecommunications)......            4,500        278,719
Alteon Websystems* (Networking/
   Communications Infrastructure)            1,800        180,056
Amdocs* (Computer and Business
   Services).....................            1,800        138,150
American Power Conversion*
   (Computer Hardware/Peripherals)          10,700        436,359
Amkor Technology* (Semiconductors)          19,700        695,041
Amphenol (Class A) (Networking/
   Communications Infrastructure)            2,500        165,469

------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-28 --

                     Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
UNITED STATES (continued)
Apex* (Computer Hardware/
   Peripherals)..................            7,700     $  336,394
Artesyn Technologies*
   (Networking/Communications
    Infrastructure)..............            7,900        220,212
ASE Test (Electronics Capital
   Equipment) ...................            2,500         73,516
Autodesk (Computer Software).....            8,200        284,694
BMC Software* (Computer
   Software).....................            3,300        120,347
C-Cube Microsystems*
   (Semiconductors)..............            3,700         72,612
Cognex* (Electronics Capital
   Equipment)....................            3,400        175,844
Comverse Technology*
   (Networking/Communications
   Infrastructure)...............            3,200        297,700
Credence Systems* (Electronics
    Capital Equipment)...........           11,800        650,844
CSG Systems International
   (Computer and Business
   Services).....................            5,900        330,953
CTS (Networking/Communications
   Infrastructure) ..............            6,200        279,000
Dallas Semiconductor
   (Semiconductors)..............            4,900        199,675
Dialog Semiconductor
   (Semiconductors)..............            4,200        213,675
EchoStar Communications
   (Class A)* (Media)............            6,100        201,872
Electro Scientific Industries*
   (Electronics Capital
   Equipment)....................            5,800        255,381
Electronics for Imaging*
   (Computer Hardware/
   Peripherals)..................           18,700        472,175
Galileo Technology (Electronics).            3,700         79,434
HNC Software* (Computer
   Software) ....................            2,000        123,750
Integrated Device Technology*
   (Semiconductors)..............            8,700        522,000
Intel (Semiconductors) ..........            3,300        441,066
Lam Research* (Electronics
   Capital Equipment)............            6,200        232,694
Lattice Semiconductor*
   (Semiconductors)..............            9,800        677,731

UNITED STATES (continued)
Lexmark International Group
   (Class A)* (Computer Hardware/
   Peripherals) .................            3,700     $  248,825
Linear Technology (Semiconductors)           3,700        236,453
Mattson Technology*
   (Semiconductors)..............            6,400        208,800
Microchip Technology*
   (Semiconductors)..............            5,750        335,656
Micron Technology*
   (Semiconductors)..............            3,100        272,994
Microsoft* (Computer Software) ..            7,700        615,759
National Semiconductor*
   (Semiconductors)..............            6,300        357,525
Navigant Consulting* (Computer
   and Business Services)........           11,400         48,450
Nova Measuring Instrument
   (Electronics Capital Equipment)           4,800         75,750
Novellus Systems* (Electronics
   Capital Equipment)............           13,700        775,334
Parametric Technology*
   (Computer Software)...........           10,300        112,978
Rational Software*
   (Computer Software)...........            3,700        343,753
Sanmina* (Electronic
   Manufacturing/Services).......            2,800        239,312
Symantec* (Computer Software)....            4,800        259,050
SCG Holding* (Semiconductors)....            3,100         67,909
SCI Systems* (Electronic
   Manufacturing/Services).......           13,700        536,869
SunGard Data Systems*
   (Computer and Business
   Services).....................            7,600        235,600
Synopsys* (Computer Software)....           10,800        372,936
Teradyne* (Electronics Capital
   Equipment)....................            5,900        433,651
Vishay Intertechnology*
   (Electronics Capital Equipment)           8,100        307,295
Xircom* (Computer Hardware/
   Peripherals) .................            5,000        237,656
                                                      -----------
                                                       15,103,537
                                                      -----------
TOTAL INVESTMENTS -- 82.1%
   (Cost $22,452,581)............                      27,572,521

OTHER ASSETS
   LESS LIABILITIES -- 17.9%......                      6,022,288
                                                      -----------
NET ASSETS -- 100.0%..............                    $33,594,809
                                                      ===========
------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-29 --

                 Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                          ---------     ---------
CORPORATE BONDS -- 85.8%
AEROSPACE -- 0.1%
Condor Systems 11-7/8%, 5/1/2009+        $  35,000      $  17,062
                                                        ---------
AUTOMOTIVE AND
RELATED -- 0.4%
Diamond Triumph Automotive
   9-1/4%, 4/1/2008+.............          110,000         86,350
                                                        ---------
BROADCASTING -- 1.3%
AMFM Operating 12-5/8%,
   10/31/2006....................           51,800         60,736
Capstar Broadcasting 0%
   (12-3/4%**), 2/1/2009.........          125,000        115,625
Cumulus Media 10-3/8%, 7/1/2008..          100,000         85,000
                                                        ---------
                                                          261,361
                                                        ---------
BUSINESS SERVICES -- 2.4%
AKI 10-1/2%, 7/1/2008............           55,000         43,725
Iron Age 9-7/8%, 5/1/2008........          250,000        166,250
Iron Age Holding 0% (12-1/8%**),
   5/1/2009......................           80,000         11,600
Muzak 9-7/8%, 3/15/2009..........          150,000        138,750
Pierce Leahy 11-1/8%, 7/15/2006..          100,000        103,750
                                                        ---------
                                                          464,075
                                                        ---------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 7.3%
Avalon Cable Holdings 0%
   (11-7/8%**), 12/1/2008........          100,000         65,250
Charter Communications
   Holdings 10%, 4/1/2009........          160,000        155,200
GCI 9-3/4%, 8/1/2007.............          245,000        229,075
Golden Sky Systems 12-3/8%,
   8/1/2006 .....................          240,000        262,800
Northland Cable Television 10-1/4%,
   11/15/2007....................          150,000        125,250
Pegasus Communications:
   9-3/4%, 12/1/2006 ............           25,000         24,188
   12-1/2%, 8/1/2007+ ...........          200,000        214,000
Rogers Cablesystems 11%,
   12/1/2015.....................          135,000        146,475
United Pan-Europe Communications
   (Netherlands):
   10-7/8%, 11/1/2007+...........           70,000         63,350
   11-1/4%, 11/1/2009+...........           75,000         66,375
   11-1/2%, 2/1/2010.............           75,000         67,125
                                                        ---------
                                                        1,419,088
                                                        ---------
CHEMICALS -- 3.1%
Koppers Industry 9-7/8%, 12/1/2007       $ 160,000      $ 148,400
Lyondell Chemical (Series B)
   9-7/8%, 5/1/2007 ..............         125,000        123,750
Lyondell Chemical 10-7/8%, 5/1/2009        150,000        149,625
Texas Petrochemicals 11-1/8%, 7/1/2006     225,000        192,375
                                                        ---------
                                                          614,150
                                                        ---------
COMMUNICATIONS
INFRASTRUCTURE -- 1.1%
Crown Castle International 10-3/4%,
   8/1/2011 ......................          50,000         50,938
SpectraSite Holdings:
   0% (11-1/4%**), 4/15/2009......         175,000        103,250
   10-3/4%, 3/15/2010.............          25,000         25,062
   12-7/8%, 3/15/2010.............          75,000         41,250
                                                        ---------
                                                          220,500
                                                        ---------
CONSUMER PRODUCTS -- 1.0%
Anchor Advanced Products 11-3/4%,
   4/1/2004.......................          90,000         60,750
Diamond Brand Operating 10-1/8%,
   4/15/2008......................         120,000         66,600
French Fragrances (Series B)
   10-3/8%, 5/15/2007.............          45,000         43,425
United Industries 9-7/8%, 4/1/2009          35,000         19,425
                                                        ---------
                                                          190,200
                                                        ---------
CONTAINERS -- 0.3%
BPC Holding 13-1/4%, 6/15/2006....          80,961         65,275
                                                        ---------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 0.7%
MCMS 9-3/4%, 3/1/2008.............         235,000        142,175
                                                        ---------
Electronics Capital
Equipment -- 0.1%
Flextronics International
   (Singapore) 9-7/8%, 7/1/2010...          25,000         25,313
                                                        ---------
ENERGY -- 0.3%
Abraxas Petroleum 11-1/2%,
   11/1/2004......................          75,000         63,375
                                                        ---------

------------
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
+  Rule 144A security.
See Notes to Financial Statements.

                                  -- P-30 --

Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                          ---------     ---------

ENVIRONMENTAL SERVICES -- 1.2%
Allied Waste North America 10%,
   8/1/2009+......................       $ 290,000      $ 243,600
                                                        ---------
EQUIPMENT -- 2.2%
Neff 10-1/4%, 6/1/2008............         140,000         87,500
Williams Scotsman 9-7/8%,
    6/1/2007......................         375,000        343,125
                                                        ---------
                                                          430,625
                                                        ---------
FINANCIAL SERVICES -- 2.2%
AMRESCO 10%, 3/15/2004............         150,000         76,500
Dollar Financial Group 10-7/8%,
   11/15/2006.....................         200,000        195,000
Ocwen Capital Trust I 10-7/8%,
   8/1/2027.......................         200,000        107,000
Veritas Capital Trust 10%, 1/1/2028        145,000         45,313
                                                        ---------
                                                          423,813
                                                        ---------
FOOD -- 1.2%
AFC Enterprises 10-1/4%, 5/15/2007          85,000         82,875
AmeriKing 10-3/4%, 12/1/2006......          75,000         63,469
Carrols 9-1/2%, 12/1/2008.........          80,000         67,200
Packaged Ice 9-3/4%, 2/1/2005.....          15,000         12,525
                                                        ---------
                                                          226,069
                                                        ---------
GAMING/HOTEL -- 3.2%
Alliance Gaming 10%, 8/1/2007......         75,000         28,125
Ameristar Casinos 10-1/2%, 8/1/2004        225,000        227,250
Hollywood Casinos 11-1/4%, 5/1/2007        150,000        154,125
Station Casinos 9-7/8%, 7/1/2010...         25,000         25,187
Trump Atlantic City Funding 11-1/4%,
   5/1/2006........................         10,000          7,100
Trump Hotels & Casino Resorts
   Funding 15-1/2%, 6/15/2005......        310,000        182,125
                                                        ---------
                                                          623,912
                                                        ---------
HEALTH CARE/MEDICAL
PRODUCTS -- 2.2%
ALARIS Medical 9-3/4%,
   12/1/2006 ....................          135,000         89,775
Dade International 11-1/8%, 5/1/2006       225,000        106,875
Everest Healthcare Services 9-3/4%,
   5/1/2008........................        135,000        115,425
Global Health Sciences 11%,
   5/1/2008........................        345,000        126,787
                                                        ---------
                                                          438,862
                                                        ---------
INDUSTRIAL/
MANUFACTURING -- 3.0%
Airxcel 11%, 11/15/2007 .........        $ 215,000      $ 153,725
Alliance Laundry System 9-5/8%,...
   5/1/2008                                150,000        125,250
Coyne International Enterprises
   11-1/4%, 6/1/2008..............          70,000         58,625
Day International Group 9-1/2%,
   3/15/2008......................         155,000        130,200
Great Lakes Carbon 10-1/4%,
   5/15/2008......................         135,000        118,125
                                                        ---------
                                                          585,925
                                                        ---------
INTERNET AND
RELATED -- 7.1%
Exodus Communications:
   11-1/4%, 7/1/2008 .............         225,000        223,875
   10-3/4%, 12/15/2009+...........          70,000         67,900
   11-5/8%, 7/15/2010.............         105,000        105,788
Globix 12-1/2%, 2/1/2010..........          55,000         45,375
PSINet:
   10%, 2/15/2005 ................          40,000         37,000
   10-1/2%, 12/1/2006+............         115,000        106,375
   11-1/2%, 11/1/2008.............         125,000        118,125
   11%, 8/1/2009..................         225,000        209,250
Verio:
   13-1/2%, 6/15/2004.............         225,000        255,094
   10-3/8%, 4/1/2005..............          70,000         73,850
   11-1/4%, 12/1/2008.............         105,000        118,387
   10-5/8%, 11/15/2009+...........          25,000         27,844
                                                        ---------
                                                        1,388,863
                                                        ---------
LEISURE -- 1.4%
Affinity Group Holding 11%,
   4/1/2007.......................         300,000        268,500
                                                        ---------

MOBILE SATELLITE
SERVICES -- 1.2%
GlobalStar:
   11-1/4%, 6/15/2004.............          50,000         14,750
   10-3/4%, 11/1/2004.............          50,000         14,250
Loral Space & Communications
   9-1/2%, 1/15/2006..............          50,000         36,500
ORBCOMM Global 14%, 8/15/2004.....         225,000        176,625
                                                        ---------
                                                          242,125
                                                        ---------
-----------
+  Rule 144A security.
See Notes to Financial Statements.

                                  -- P-31 --

                    Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                          --------      ---------
PAGING -- 3.5% Metrocall:
   9-3/4%, 11/1/2007..............       $ 300,000      $ 207,000
   11%, 9/15/2008.................         390,000        274,950
ProNet 11-7/8%, 6/15/2005.........         265,000        202,725
                                                        ---------
                                                          684,675
                                                        ---------
PRINTING AND
PUBLISHING -- 10.7%
Advanstar Communications 9-1/4%,
   5/1/2008.......................         200,000        193,000
American Lawyer Media 9-3/4%,
   12/15/2007.....................         100,000         91,750
American Media Operations
   10-1/4%, 5/1/2009..............         235,000        231,475
Liberty Group Publishing:
   9-3/8%, 2/1/2008...............         225,000        185,625
   0% (11-5/8%**), 2/1/2009.......         400,000        224,000
NBC Acquisition 0% (10-3/4%**),
   2/15/2009......................         420,000        203,700
Nebraska Book 8-3/4%, 2/15/2008...          25,000         19,375
Perry-Judd 10-5/8%, 12/15/2007....         190,000        160,550
Regional Independent Media Group
   10-1/2%, 7/1/2008..............         175,000        175,875
TDL Infomedia Holdings, 0%
   (15-1/2%**) 10/15/2010+........         600,000        330,000
TransWestern Holdings 0%
   (11-7/8%**), 11/15/2008........         250,000        183,750
Von Hoffman Press 10-7/8%,
   5/15/2007+ ....................         100,000         94,625
                                                        ---------
                                                        2,093,725
                                                        ---------
RETAILING -- 0.9%
Central Tractor 10-5/8%, 4/1/2007           80,000         56,400
Musicland Group 9-7/8%,
   3/15/2008......................         130,000        107,250
TM Group Holdings 11%,
   5/15/2008......................          20,000         16,500
                                                        ---------
                                                          180,150
                                                        ---------
SEMICONDUCTORS -- 3.5%
Advanced Micro Devices 11%,
   8/1/2003.......................         360,000        373,500
Amkor Technology 10-1/2%,
   5/1/2009+......................         200,000        201,250
Asat Finance 12-1/2%, 11/1/2006+..          35,000         37,975
Fairchild Semiconductor 10-3/8%,
   10/1/2007......................          75,000         76,687
                                                        ---------
                                                          689,412
                                                        ---------
TELECOMMUNICATIONS -- 16.8%
BTI Telecom 10-1/2%, 9/15/2007....       $ 275,000      $ 210,719
CapRock Communications:
   12%, 7/15/2008.................         275,000        253,688
   11-1/2%, 5/1/2009..............          95,000         85,975
Colo.com 13-7/8%, 3/15/2010.......          50,000         54,000
Global Crossing Holding 9-1/2%
   11/15/2009+....................         250,000        242,500
GlobeNet Communications Group
   13%, 7/15/2007+ ...............         215,000        217,956
ICG Holdings 0% (11-5/8%**),
   3/15/2007 .....................         250,000        172,812
Level 3 Communications:
   11%, 3/15/2008.................         100,000         99,500
   6%, 3/15/2010..................          15,000         13,575
   11-1/4%, 3/15/2010.............          55,000         54,450
   0%, (12-7/8%**), 3/15/2010 ....          70,000         38,675
Metromedia Fiber Network 10%,
   12/15/2009 ....................         150,000        148,500
NEXTLINK Communications:
   12-1/2%, 4/15/2006.............         400,000        420,000
   10-3/4%, 6/1/2009..............          80,000         79,200
   10-1/2%, 12/1/2009+............          75,000         73,500
Talton Holdings 11%,
   6/30/2007......................         155,000        132,525
Viatel 11-1/2%, 3/15/2009                  275,000        210,375
Williams Communications 10-7/8%,
   10/1/2009 .....................         200,000        196,500
World Access 13-1/4%, 1/15/2008...         285,000        255,431
Worldwide Fiber 12%, 8/1/2009+....         350,000        332,500
                                                        ---------
                                                        3,292,381
                                                        ---------
TEXTILES -- 0.3%
Supreme International 12-1/4%,
   4/1/2006.......................          55,000         52,525
                                                        ---------
TRANSPORTATION -- 1.3%
Atlas Air 10-3/4%, 8/1/2005.......         240,000        245,100
                                                        ---------
UTILITIES -- 0.8%
Midland Cogeneration Venture
   11-3/4%, 7/23/2005.............         140,000        149,305
                                                        ---------
WIRELESS TELEPHONY -- 5.0%
Centennial Cellular 10-3/4%,
   12/15/2008.....................         300,000        292,875
-------------
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
*  Non-income producing security.
+  Rule 144A security.
See Notes to Financial Statements.

                                  -- P-32 --

                    Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                        PRINCIPAL
                                          AMOUNT
                                        OR SHARES         VALUE
                                        ---------       --------
WIRELESS TELEPHONY
(continued)
Nextel Communications 9-3/8%,
   11/15/2009.....................       $ 145,000      $ 139,200
Powertel 11-1/8%, 6/1/2007........         190,000        195,700
Price Communications Wireless
   11-3/4%, 7/15/2007.............         325,000        351,000
                                                       ----------
                                                          978,775
                                                       ----------
TOTAL CORPORATE BONDS
   (Cost $19,654,598).............                     16,807,266
                                                       ----------
PREFERRED STOCKS -- 8.3%
BROADCASTING -- 0.9%
Cumulus Media 13-3/4%.............              62 shs.    50,581
Sinclair Capital 11-5/8%..........           1,500        136,125
                                                        ---------
                                                          186,706
                                                        ---------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 0.7%
Pegasus Communications
   (Series C) 12-3/4%.............             127        127,952
                                                        ---------
CELLULAR -- 0.9%
Dobson Communications 13%.........             116            120
Rural Cellular 11-3/8%............             190        179,075
                                                        ---------
                                                          179,195
                                                        ---------
COMMUNICATIONS
INFRASTRUCTURE -- 0.5%
Crown Castle International 12-3/4%              92         92,985
                                                        ---------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 0.4%
MCMS 12-1/2%......................           1,627         75,670
                                                        ---------
HEALTH CARE/MEDICAL
PRODUCTS -- 0.1%
River Holding 11-1/2%.............             322         19,441
                                                        ---------
INDUSTRIAL/
MANUFACTURING -- 0.5%
Day International Group 12-1/4%...             140        104,164
                                                        ---------
PRINTING AND
PUBLISHING -- 1.3%
Liberty Group Publishing 14-3/4%..          11,844        257,612
                                                        ---------

                                          SHARES OR
                                           WARRANTS       VALUE
                                          ---------    ----------
TELECOMMUNICATIONS -- 2.4%
Global Crossing Holding 10-1/2%...          2,325 shs. $  224,944
IXC Communications 12-1/2%........            182         184,275
Nextlink Communications 14%.......          1,336          69,138
                                                        ---------
                                                          478,357
                                                        ---------
WIRELESS TELEPHONY -- 0.6%
Nextel Communications 11-1/8%.....            113         109,893
                                                        ---------
TOTAL PREFERRED STOCKS
   (Cost $1,876,948)..............                      1,631,975
                                                        ---------
COMMON STOCKS AND
WARRANTS-- 2.5%
BROADCASTING -- 0.9%
AMFM*.............................          2,750         189,750
                                                        ---------
ENERGY -- 0.1%
Abraxas Petroleum*................          8,942          13,413
                                                        ---------
INTERNET AND RELATED -- 0.1%
McLeodUSA*........................            480           9,930
                                                        ---------
SEMICONDUCTORS -- 0.1%
Asat Finance
   (warrants expiring 11/1/2006)*              35 wts.      7,070
                                                        ---------
TELECOMMUNICATIONS -- 0.1%
World Access*.....................            895 shs.      9,900
                                                        ---------
WIRELESS TELEPHONY -- 1.3%
Price Communications* ............         11,000         259,188
                                                        ---------
TOTAL COMMON STOCKS AND WARRANTS
   (Cost $297,937)................                        489,251
                                                        ---------
CONVERTIBLE PREFERRED
STOCKS -- 0.8%
Cable Systems and
Satellite Video -- 0.1%
Pegasus Communications (Series A)
   12-3/4%........................            150          13,144
                                                        ---------
INTERNET AND RELATED -- 0.1%
PSINet 7%.........................            835          28,494
                                                        ---------
TELECOMMUNICATIONS -- 0.6%
Global Crossing Holding 7%+.......            600         109,050
                                                        ---------
-------------
* Non-income producing security.
+  Rule 144A security.
See Notes to Financial Statements.

                                  -- P-33 --

                    Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                                          VALUE
                                                        ---------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (Cost $213,022)................                     $  150,688
                                                       ----------
TOTAL INVESTMENTS -- 97.4%
   (Cost $22,042,505).............                     19,079,180
                                                       ----------
OTHER ASSETS
   LESS LIABILITIES-- 2.7%........                     $  515,458
                                                       ----------
NET ASSETS-- 100.0%...............                     19,594,638
                                                       ==========

SELIGMAN INCOME PORTFOLIO
                                           SHARES         VALUE
                                          --------      ---------
COMMON STOCKS -- 59.2%
AUTOMOTIVE AND RELATED -- 0.6%
Ford Motor .......................           1,000      $  43,000
Visteon ..........................             130          1,588
                                                        ---------
                                                           44,588
                                                        ---------
CHEMICALS -- 0.5%
duPont (E.I.) de Nemours..........             800         35,000
                                                        ---------
COMMUNICATIONS -- 5.0%
AT&T..............................           2,100         66,412
SBC Communications................           2,179         94,242
Sprint............................             800         40,800
Verizon Communications............           1,000         62,250
WorldCom*.........................           1,950         89,517
                                                        ---------
                                                          353,221
                                                        ---------
COMMUNICATIONS
EQUIPMENT -- 1.7%
Lucent Technologies...............             900         53,325
Nortel Networks (Canada)..........           1,000         68,250
                                                        ---------
                                                          121,575
                                                        ---------
COMPUTER AND BUSINESS
SERVICES -- 14.2%
Agilent Technologies .............             733         54,059
America Online* ..................             600         31,650
Applied Materials.................           1,800        163,181
Cisco Systems.....................           2,000        127,062
Dell Computer*....................           1,600         78,950
Electronic Data Systems...........           1,350         55,687
Hewlett-Packard...................             350         43,706
Intel.............................           1,100        147,022
International Business Machines...             650         71,216

COMPUTER AND BUSINESS
SERVICES (continued)
Microsoft*........................           2,050      $ 163,936
Oracle*...........................             500         42,016
Sun Microsystems*.................             350         31,839
                                                        ---------
                                                        1,010,324
                                                        ---------
CONSUMER GOODS AND
SERVICES -- 3.2%
Anheuser-Busch....................             700         52,281
Coca-Cola.........................             800         45,950
Gillette..........................             700         24,456
PepsiCo...........................           1,800         79,988
Procter & Gamble..................             500         28,625
                                                        ---------
                                                          231,300
                                                        ---------
DRUGS AND HEALTH
CARE -- 7.6%
Abbott Laboratories...............           1,200         53,475
American Home Products ...........           1,400         82,250
Baxter International..............             800         56,250
Bristol-Myers Squibb..............             650         37,863
Guidant*..........................             900         44,550
Johnson & Johnson.................             800         81,500
Merck.............................             900         68,962
Pfizer............................           1,400         67,200
Schering-Plough...................           1,000         50,500
                                                        ---------
                                                          542,550
                                                        ---------
ELECTRIC AND GAS
UTILITIES -- 2.7%
Coastal...........................           1,100         66,963
Unicom ...........................           1,300         50,294
Williams Companies (The)..........           1,900         79,206
                                                        ---------
                                                          196,463
                                                        ---------
------------
* Non-income producing security.
See Notes to Financial Statements.

                                  -- P-34 --

                    Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)
                                           SHARES         VALUE
                                          --------      ---------
ENERGY -- 4.1%
BP Amoco (ADRs)
   (United Kingdom)...............           1,100     $   62,219
Exxon Mobil.......................           1,192         93,572
Royal Dutch Petroleum
   (Netherlands)..................           1,100         67,719
Schlumberger......................             900         67,162
                                                        ---------
                                                          290,672
                                                        ---------
FINANCE AND INSURANCE -- 9.8%
American General..................           1,100         67,100
American International Group......             875        102,812
Bank of America...................           1,921         82,603
Bank of New York..................           2,400        111,600
Chubb ............................           1,600         98,400
Citigroup.........................           1,600         96,400
Fannie Mae........................             900         46,969
Merrill Lynch ....................             400         46,000
Morgan (J.P.) ....................             450         49,556
                                                        ---------
                                                          701,440
                                                        ---------
MACHINERY AND INDUSTRIAL
EQUIPMENT -- 4.5%
General Electric..................           3,600        190,800
United Technologies...............           2,200        129,525
                                                        ---------
                                                          320,325
                                                        ---------
OFFICE EQUIPMENT -- 1.2%
Pitney Bowes......................           2,200         88,000
                                                        ---------
PAPER AND FOREST
PRODUCTS -- 0.4%
Mead..............................           1,200         30,300
                                                        ---------
RETAIL TRADE -- 3.7%
Costco Wholesale*.................             500         16,516
CVS...............................           1,800         72,000
Home Depot........................             500         24,969
May Department Stores.............           1,150         27,600
Wal-Mart Stores...................           2,100        121,013
                                                        ---------
                                                          262,098
                                                        ---------
TOTAL COMMON STOCKS
   (Cost $3,824,937)..............                      4,227,856
                                                        ---------
CORPORATE BONDS -- 23.3%
AUTOMOTIVE AND
RELATED -- 1.7%
DaimlerChrysler 7-3/4%,
   6/15/2005......................        $ 30,000      $  30,289
Dana 6-1/2%, 3/1/2009.............         100,000         89,647
                                                        ---------
                                                          119,936
                                                        ---------
CHEMICALs -- 1.4%
Lyondell Chemical 9-5/8%, 5/1/2007         100,000         98,750
                                                        ---------

COMMUNICATIONS -- 3.7%
AT&T (Canada) 7.65%,
   9/15/2006......................          50,000         49,571
Global Crossing Holding
   9-1/8%, 11/15/2006.............          75,000         72,187
Qwest Communications 0%
   (9.47%**), 10/15/2007..........          50,000         42,078
US West Communications
   Services 7.20%, 11/1/2004......          75,000         73,890
WorldCom 8%, 5/15/2006............          25,000         25,306
                                                        ---------
                                                          263,032
                                                        ---------
DRUGS AND HEALTH
CARE -- 3.3%
American Home Products 7.90%,
   2/15/2005......................          75,000         77,150
Boston Scientific 6-5/8%,
   3/15/2005......................          75,000         70,755
Guidant 6.15%, 2/15/2006..........         100,000         91,657
                                                        ---------
                                                          239,562
                                                        ---------
ELECTRIC AND
GAS UTILITIES -- 0.3%
Dominion Resources 8-1/8%,
   6/15/2010......................          20,000         20,218
                                                        ---------
ELECTRONICS -- 0.6%
Avnet 7-7/8%, 2/15/2005...........          40,000         40,560
                                                        ---------
FINANCE AND
INSURANCE -- 6.2%
Associates Corp. of North
   America 5-3/4%, 11/1/2003......          50,000         47,276
Bank One 5-5/8%, 2/17/2004........          50,000         47,141
Ford Motor Credit 5.80%,
   1/12/2009......................          50,000         43,567
-------------
*  Non-income producing security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                                  -- P-35 --

                    Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)

                                          PRINCIPAL
                                           AMOUNT        VALUE
                                          --------     ----------
FINANCE AND INSURANCE
(continued)
Heller Financial 6-1/2%, 7/22/2002        $ 55,000     $   53,946
Heller Financial 7-7/8%, 5/15/2003          50,000         49,880
Household Finance 7-7/8%,
   3/1/2007.......................         100,000         99,636
Lehman Brothers Holding
   7-3/4%, 1/15/2005..............          30,000         29,743
Mellon Funding 7-1/2%,
   6/15/2005......................          25,000         24,973
Charles Schwab 8.05%,
   3/1/2010.......................          50,000         50,041
                                                        ---------
                                                          446,203
                                                        ---------
INDUSTRIAL GOODS AND
SERVICES -- 1.0%
Deere 6.55%, 7/14/2004............          40,000         38,863
Leggett & Platt 7.65%,
   2/15/2005......................          30,000         30,638
                                                        ---------
                                                           69,501
                                                        ---------
MEDIA -- 1.3%
CSC Holdings 7-1/4%,
   7/15/2008......................         100,000         92,921
                                                        ---------
RETAIL TRADE -- 2.5%
Nordstrom 5-5/8%, 1/15/2009.......          50,000         41,888
Saks 7%, 7/15/2004................          75,000         67,379
Staples 7-1/8%, 8/15/2007.........          75,000         70,031
                                                        ---------
                                                          179,298
                                                        ---------
TRANSPORTATION -- 1.4%
Continental Airlines 8.048%,
   11/1/2020......................          25,000         24,971
Delta Air Lines 7.70%,
   12/15/2005.....................          75,000         72,337
                                                        ---------
                                                           97,308
                                                        ---------
TOTAL CORPORATE BONDS
   (Cost $1,713,976)..............                      1,667,289
                                                        ---------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES -- 12.7%
US Treasury Bonds 7-1/2%,
   11/15/2016.....................         100,000        112,656

US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES (continued)
US Treasury Notes 6-5/8%,
   5/15/2007......................        $100,000     $  102,094
FHLMC GOLD:+
   5-1/2%, 7/1/2013...............         177,124        164,313
   7-1/2%, 10/1/2017..............          48,449         48,436
   8%, 12/1/2023 .................          27,024         27,187
FNMA:+
   6%,11/1/2010...................          85,151         81,108
   8%, 6/1/2028...................          23,883         24,081
Government National Mortgage
   Association Mortgage-backed
   Pass-through Certificates:+
   6-1/2%, 12/15/2028.............          91,890         87,229
   6%, 12/20/2028.................         186,453        170,903
US Government Gtd. Title XI
   (Bay Transportation) 7.30%,
   6/1/2021.......................          90,000         89,395
                                                        ---------
TOTAL US GOVERNMENT AND
GOVERNMENT AGENCY SECURITIES
   (Cost $938,304) ..............                         907,402
                                                        ---------
ASSET-BACKED SECURITIES+ -- 2.8%
ELECTRIC AND
GAS UTILITIES -- 2.4%
Peco Energy Transition Trust
   6.05%, 3/1/2009................         100,000         93,441
PP&L Transition 6.83%,
   3/25/2007......................          75,000         74,212
                                                       ----------
                                                          167,653
                                                       ----------
FINANCE AND INSURANCE -- 0.4%
Chemical Master Credit 7.09%,
   2/15/2009 .....................          30,000         29,754
                                                       ----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $204,522)................                        197,407
                                                       ----------
TOTAL INVESTMENTS -- 98.0%
   (Cost $6,681,739)..............                      6,999,954

OTHER ASSETS
   LESS LIABILITIES -- 2.0%.......                        142,526
                                                       ----------
NET ASSETS -- 100.0%..............                     $7,142,480
                                                       ==========
-------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                  -- P-36 --

                    Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------

SELIGMAN INTERNATIONAL GROWTH PORTFOLIO
                                           SHARES         VALUE
                                          --------      ---------
COMMON STOCKS -- 96.3%
Australia -- 0.5%
News Corp. (Media)................           3,300      $  45,400
                                                        ---------
Canada -- 8.3%
BCE (Telecommunications) .........           1,175         27,850
Bombardier (B shares) (Manufacturing)        8,600        233,453
EXFO Electro-Optical Engineering*
   (Telecommunications)...........             100          4,394
Nortel Networks (Telecommunications)         1,845        127,950
Nortel Networks (Telecommunications)           900         61,425
Precision Drilling* (Industrial Goods
   and Services)..................           3,900        150,637
Telisman Energy (Resources).......           2,900         96,052
                                                        ---------
                                                          701,761
                                                        ---------
Denmark -- 4.9%
GN Store (Telecommunications).....           1,100        111,220
Group 4 Falck (Consumer Products)              300         48,209
Vestas Wind System* (Electronics)            5,500        202,282
William Demant Holding
   (Health and Household).........           1,600         47,364
                                                        ---------
                                                          409,075
                                                        ---------
Finland -- 3.0%
Comptel (Computer and Technology
   Related) ......................           3,750         75,632
Nokia (Telecommunications)........           3,504        179,020
                                                        ---------
                                                          254,652
                                                        ---------
France -- 11.9%
Alcatel (Telecommunications)......           1,400         91,934
Altran Technologies
   (Telecommunications)...........             175         34,308
Castorama Dubois Investments
   (Retailing)....................             550        136,161
Galaries Lafayette (Retailing)....             375         76,169
Groupe Danone (Consumer Products)            1,035        137,513
Havas Advertising (Media).........             800         18,314
Manitou (Industrial Goods and Services)        500         45,307
Royal Canin (Consumer Products)...             900         86,629
Sagem (Electronics)...............              35         41,082
Societe Television Francaise 1
   "TF1" (Media)..................             400         27,911
STMicroelectronics* (Electronics)            1,878        118,476
TOTAL Fina (B shares) (Resources)            1,205        184,979
                                                        ---------
                                                          998,783
                                                        ---------
Germany -- 5.9%
Epcos (Telecommunications)........           1,055      $ 107,095
Schering (Drugs and Health Care)..           4,000        218,125
Siemens (Manufacturing)...........           1,145        171,609
                                                        ---------
                                                          496,829
                                                        ---------
Hong Kong -- 1.8%
China Telecom (Hong Kong)
   (Telecommunications)...........          14,000        123,467
Li & Fung (Consumer Products).....           6,000         30,017
                                                        ---------
                                                          153,484
                                                        ---------
Ireland -- 1.2%
Ryanair (Transportation)..........          14,000        101,892
                                                        ---------
Israel --1.1%
Check Point Software Technologies*
   (Computer and Technology Related)           290         61,407
NICE Systems (ADRs)*
   (Telecommunications) ..........             400         30,913
                                                        ---------
                                                           92,320
                                                        ---------
Italy -- 6.0%
Banca Popolare di Brescia (Banking)         14,290        112,551
Class Editori (Media).............           1,500         21,994
Edison (Utilities) ...............           5,000         47,410
Gruppo Editoriale L'Espresso (Media)         5,500         70,394
Mediaset* (Media).................           4,800         73,409
Mediolanum (Financial Services)...           8,400        136,817
Telecom Italia Mobile
   (Telecommunications)...........           4,100         41,933
                                                        ---------
                                                          504,508
                                                        ---------
Japan -- 21.9%
Chugai Pharmaceutical (Drugs
   and Health Care)...............          10,000        188,857
Dentsu Tec (Media)................             300         33,062
Fujisawa Pharmaceutical (Medical
   Products and Technology).......           4,000        161,635
Kyocera (Electronics).............             300         50,836
Macnica (Electronics).............              90         13,903
Makita Electric Works (Consumer
   Products)......................           5,000         47,615
Moritex (Computer and
   Technology Related)............             700         63,627
--------------
*  Non-income producing security.
See Notes to Financial Statements.

                                  -- P-37 --

                  Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------
SELIGMAN INTERNATIONAL GROWTH PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
Japan (continued)
Net One Systems (Computer Goods
   and Services).................                1      $  22,983
Nippon Television Network (Media)              110         71,700
Nippon Television Network
   (New Shares)* (Media).........              110         71,492
Nissin Food Products (Consumer
   Products).....................            4,900        124,617
NTT Mobile Communication
   Network "NTT DoCoMo"
   (Telecommunications)..........                3         81,100
Oriental Land (Entertainment
   and Leisure)..................              700         71,408
Osaka Gas (Utilities)............           31,000         89,059
Shionogi (Medical Products and
   Technology) ..................            8,000        151,839
Shiseido (Health and Household)..            7,000        108,134
Sony (Consumer Products).........              600         55,951
Sumitomo Chemical (Chemicals)....            8,000         48,076
TDK (Electronics) ...............            1,000        143,550
THK (Manufacturing) .............            1,300         65,634
Tokyo Electric Power (Utilities).            3,100         75,482
Toshiba (Electronics) ...........            9,000        101,474
                                                        ---------
                                                        1,842,034
                                                        ---------
Netherlands -- 4.0%
ASM International (Electronics)..            4,200        110,401
DSM (Chemicals) .................            2,300         73,868
Koninklijke (Royal) Philips Electronics
   (Electronics) ................            2,262        106,809
Qiagen (Health and Household)....              260         45,977
                                                        ---------
                                                          337,055
                                                        ---------
Norway -- 3.8%
ProSafe* (Industrial Goods and
   Services) ....................           10,300        152,651
Tandberg* (Telecommunications)...            6,850        163,472
                                                        ---------
                                                          316,123
                                                        ---------
South Korea -- 1.8%
Samsung Electronics (Electronics)              463        153,223
                                                        ---------
Spain -- 2.2%
Banco de Valencia (Banking)......           10,450         85,702
Grupo Prisa (Media) .............            1,000         23,227
Union Electrica Fenosa (Utilities)           4,100         74,265
                                                        ---------
                                                          183,194
                                                        ---------
Sweden -- 2.5%
L.M. Ericsson Telefon (Series B)
   (Telecommunications) .........            6,036       $119,831
Telia (Telecommunications) ......            4,900         46,270
TV 4 (Series A) (Media)..........            1,550         46,730
                                                        ---------
                                                          212,831
                                                        ---------
Switzerland -- 9.8%
Bobst (Manufacturing) ...........               90        144,970
Compagnie Financiere Richemont
   (Tobacco) ....................               35         94,391
Disetronic Holdings (Drugs and
   Health Care)..................               10         66,886
Gretag Imaging Group (Medical
   Products and Technology)......              445         85,742
Logitech International (Computer
   Goods and Services)...........               85         60,556
Micronas Semiconductor
   (Electronics).................              130         72,592
Phonak Holding (Medical Products
   and Technology)...............               35        100,942
Straumann (Medical Products and
   Technology) ..................               75        112,754
The Swatch Group (Retailing).....               40         50,907
Tecan (Medical Products and
   Technology)...................               40         38,315
                                                        ---------
                                                          828,055
                                                        ---------
Taiwan -- 0.3%
Taiwan Semiconductor (ADSs)
   (Computer and Technology
   Related) .....................              544         21,080
                                                        ---------
United Kingdom -- 5.4%
Centrica (Utilities).............           46,500        154,407
CMG (Computer and Technology
   Related) .....................            2,120         29,766
Royal Bank of Scotland (Banking)             5,400         90,229
SmithKline Beecham (Health and
   Household)....................            4,500         59,225
Tesco (Retailing)................           37,400        116,393
                                                       ----------
                                                          450,020
                                                       ----------
TOTAL INVESTMENTS -- 96.3%
   (Cost $7,167,283).............                       8,102,319

OTHER ASSETS
   LESS LIABILITIES -- 3.7%......                         315,232
                                                       ----------
NET ASSETS -- 100.0%.............                      $8,417,551
                                                       ==========
--------------
*  Non-income producing security.
See Notes to Financial Statements.

                                  -- P-38 --

                   Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO
                                           SHARES         VALUE
                                          --------      ---------
COMMON STOCKS -- 91.8%
CAPITAL GOODS -- 9.8%
Corning .........................              850     $  229,394
General Dynamics ................            1,500         78,375
General Electric ................            2,350        124,550
Tyco International ..............            5,600        265,300
                                                        ---------
                                                          697,619
                                                        ---------
COMMUNICATIONS
SERVICES -- 1.7%
WorldCom*........................            2,600        119,356
                                                        ---------
CONSUMER CYCLICALS -- 1.9%
Harley-Davidson .................              900         34,650
Wal-Mart Stores .................            1,800        103,725
                                                        ---------
                                                          138,375
                                                        ---------
CONSUMER STAPLES -- 6.8%
Coca-Cola........................            3,450        198,159
Disney, Walt.....................            2,950        114,497
Kimberly-Clark...................              700         40,162
Procter & Gamble.................            1,000         57,250
Time Warner......................            1,000         76,000
                                                        ---------
                                                          486,068
                                                        ---------
ELECTRONIC
TECHNOLOGY -- 18.4%
Broadcom (Class A)* .............              550        120,416
Cisco Systems*...................            5,300        336,716
Dell Computer*...................            1,800         88,819
Intel............................            1,600        213,850
International Business Machines..              350         38,347
Micron Technology*...............            2,800        246,575
Sun Microsystems*................              750         68,227
VERITAS Software.................              675         76,254
Xilinx*..........................            1,500        123,891
                                                        ---------
                                                        1,313,095
                                                        ---------
ENERGY -- 3.7%
Enron ...........................            2,200        141,900
Schlumberger.....................            1,700        126,863
                                                        ---------
                                                          268,763
                                                        ---------
FINANCIAL SERVICES -- 1.3%
American International Group.....              425        $49,937
Citigroup .......................              750         45,187
                                                        ---------
                                                           95,124
                                                        ---------
HEALTH CARE -- 18.1%
ALZA*............................            2,950        174,419
Elan (Ireland) ..................            2,250        108,984
Genentech* (Ireland).............              400         68,800
Guidant*.........................              700         34,650
Johnson & Johnson................            1,500        152,812
Lilly (Eli) .....................            1,800        179,775
Medtronic........................            1,200         59,775
Merck............................            2,050        157,081
Pfizer...........................            5,250        252,000
Watson Pharmaceutical............            1,900        102,125
                                                        ---------
                                                        1,290,421
                                                        ---------
TECHNOLOGY
SERVICES -- 17.0%
BMC Software* ...................            2,200         80,266
EMC*.............................            1,000         76,937
Exodus Communications*...........            1,200         55,312
JDS Uniphase*....................              800         95,875
Microsoft*.......................            4,200        335,869
Network Appliance* ..............            1,000         80,469
Oracle*..........................            1,650        138,651
Phone.com*.......................              800         52,175
PMC-Sierra* (Canada).............              400         71,062
Siebel Systems*..................              750        122,695
Verisign*........................              600        105,806
                                                        ---------
                                                        1,215,117
                                                        ---------
TELECOMMUNICATION
EQUIPMENT -- 8.8%
Ciena*...........................              500         83,328
Lucent Technologies..............            3,550        210,338
Nortel Networks (Canada).........            2,000        136,500
QUALCOMM*........................              400         23,988
SDL*.............................              300         85,566
Sycamore Networks*...............              800         88,325
                                                        ---------
                                                          628,045
                                                        ---------
UTILITIES -- 4.3%
AES*.............................            3,900        177,938
Williams Companies (The).........            3,100        129,231
                                                        ---------
                                                          307,169
                                                        ---------
-------------
*  Non-income producing security.
See Notes to Financial Statements.

                                  -- P-39 --

                    Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO (continued)

                                            PRINCIPAL
                                              AMOUNT      VALUE
                                            ---------   ---------
TOTAL COMMON STOCKS
   (Cost $5,296,565).............                      $6,559,152

REPURCHASE AGREEMENT -- 8.4%
   (Cost $600,000)
State Street Bank & Trust,
   6.20%, dated 6/30/2000,
   maturing 7/3/2000,
   collateralized by: $635,000
   US Treasury Notes 5-1/2%,
   2/15/2008, with a fair market
   value of $619,919.............         $600,000        600,000
                                                       ----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $5,896,565).............                      $7,159,152

OTHER ASSETS
   LESS LIABILITIES -- (0.2)%....                         (16,499)
                                                       ----------
NET ASSETS -- 100.0%                                   $7,142,653
                                                       ==========

-----------------------------------------------------------------

SELIGMAN LARGE-CAP VALUE PORTFOLIO
                                           SHARES         VALUE
                                          --------      ---------
COMMON STOCKS -- 99.9%
AEROSPACE -- 10.6%
Goodrich (B.F.)..................            7,000     $  238,437
Honeywell International..........            3,200        107,800
United Technologies..............            3,000        176,625
                                                        ---------
                                                          522,862
                                                        ---------
AUTOMOTIVE AND
RELATED -- 5.4%
Ford Motor.......................            4,100        176,300
General Motors ..................            1,500         87,094
Visteon .........................              337          4,084
                                                        ---------
                                                          267,478
                                                        ---------
BANKING -- 5.8%
Bank of New York.................            3,000        139,500
Summit Bancorp...................            6,000        147,750
                                                        ---------
                                                          287,250
                                                        ---------
CHEMICALS -- 2.8%
Dow Chemical.....................            4,500        135,844
                                                        ---------

DRUGS AND HEALTH
CARE -- 8.9%
American Home Products...........            2,900        170,375
Humana* .........................           20,000         97,500
United Healthcare ...............            2,000        171,500
                                                        ---------
                                                          439,375
                                                        ---------
ENERGY -- 6.8%
El Paso Energy...................            3,500      $ 178,281
Texaco...........................            3,000        159,750
                                                        ---------
                                                          338,031
                                                        ---------
FINANCE AND
INSURANCE -- 18.2%
Allstate.........................            6,000        133,500
AXA Financial....................            5,400        183,600
Citigroup........................            2,500        150,625
Fannie Mae ......................            2,600        135,687
St. Paul Companies...............            4,000        136,500
Washington Mutual................            5,425        156,647
                                                        ---------
                                                          896,559
                                                        ---------
FOOD -- 8.7%
ConAgra..........................            8,000        152,500
Dole Food........................            8,500        139,188
Safeway*.........................            3,000        135,375
                                                        ---------
                                                          427,063
                                                        ---------
HOUSEHOLD PRODUCTS
AND FURNISHINGS -- 6.7%
Armstrong World Industries.......            5,600         85,750
Dial.............................           11,400        118,275
Kimberly-Clark...................            2,200        126,225
                                                        ---------
                                                          330,250
                                                        ---------
--------------
*  Non-income producing security.
See Notes to Financial Statements.

                                  -- P-40 --

                     Seligman Portfolios, Inc.
-----------------------------------------------------------------
                                                    June 30, 2000
-----------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
MEDICAL PRODUCTS
AND TECHNOLOGY -- 7.3%
Baxter International.............            3,000      $ 210,937
Medtronic........................            3,000        149,438
                                                        ---------
                                                          360,375
                                                        ---------
PACKAGING -- 4.2%
Crown Cork & Seal................           10,000        150,000
Fort James.......................            2,400         55,500
                                                        ---------
                                                          205,500
                                                        ---------

PAPER AND FOREST
PRODUCTS -- 2.7%
Georgia-Pacific Group............            5,000        131,250
                                                        ---------

RETAIL TRADE -- 2.9%
Radio Shack......................            3,000     $  142,125
                                                       ----------
TELECOMMUNICATIONS -- 4.3%
US West..........................            2,500        214,375
                                                       ----------
TOBACCO -- 4.8%
Philip Morris....................            8,850        235,078
                                                       ----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $5,590,969).............                       4,933,415

OTHER ASSETS
   LESS LIABILITIES -- 0.1%......                           6,199
                                                       ----------
NET ASSETS -- 100.0%.............                      $4,939,614
                                                       ==========
-----------------------------------------------------------------

SELIGMAN SMALL-CAP VALUE PORTFOLIO
                                           SHARES         VALUE
                                          --------      ---------
COMMON STOCKS -- 95.8%
ADVERTISING -- 2.1%
True North Communications .......            3,000      $ 132,000
                                                        ---------
APPAREL AND TEXTILES -- 2.2%
Cutter & Buck*...................           17,300        137,589
                                                        ---------
BANKING -- 8.2%
Bay View Capital.................           17,200        168,775
Commercial Federal...............            9,000        140,062
Indymac Mortgage Holdings........           14,000        189,875
                                                        ---------
                                                          498,712
                                                        ---------
BUILDING AND
CONSTRUCTION -- 2.7%
Dal-Tile International*..........           20,000        165,000
                                                        ---------
BUSINESS SERVICES -- 2.1%
Complete Business Solutions*.....            7,000        122,719
Exfo Electro-Optical Engineering*
   (Canada)......................              100          4,394
                                                        ---------
                                                          127,113
                                                        ---------
CHEMICALS -- 2.6%
Crompton.........................           13,000        159,250
                                                        ---------
CONSUMER GOODS AND
SERVICES -- 10.3%
Applica..........................           10,000       $113,125
Avis Group Holdings..............           10,000        187,500
Fresh Del Monte Produce..........           18,000        123,750
Rent-Way.........................            7,000        204,313
                                                        ---------
                                                          628,688
                                                        ---------
DISTRIBUTORS -- 1.2%
Cubic............................            4,050         75,938
                                                        ---------
DRUGS AND
HEALTH CARE -- 9.2%
Apria Healthcare Group...........           16,000        196,000
Omnicare.........................           14,000        126,875
Oxford Health Plans..............           10,000        238,125
                                                        ---------
                                                          561,000
                                                        ---------
FINANCE AND
INSURANCE -- 8.0%
Bank United .....................            4,000        141,375
Liberty Financial................            6,000        131,625
Mutual Risk Management...........           12,500        216,406
                                                        ---------
                                                          489,406
                                                        ---------
-------------
* Non-income producing security.
See Notes to Financial Statements.

                             -- P-41 --

                     Seligman Portfolios, Inc.
-----------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-----------------------------------------------------------------

SELIGMAN SMALL-CAP VALUE PORTFOLIO (continued)

                                           SHARES         VALUE
                                          --------      ---------
LEISURE AND RELATED -- 2.0%
Harman International Industries..            2,000      $ 122,000
                                                        ---------
MACHINERY -- 4.9%
Stewart & Stevenson Services.....           20,000        302,500
                                                        ---------
MANUFACTURING -- 4.3%
Furniture Brands International...           10,000        151,250
Mueller Industries* .............            4,000        112,000
                                                        ---------
                                                          263,250
                                                        ---------
OIL AND GAS -- 7.0%
Midcoast Energy Resources........           17,000        267,750
Valero Energy ...................            5,000        158,750
                                                        ---------
                                                          426,500
                                                        ---------
PACKAGING/CONTAINERS -- 6.3%
American National Can Group .....            5,900         99,563
Applied Extrusion Technologies*..           22,000        119,969
Bway.............................           25,000        165,625
                                                        ---------
                                                          385,157
                                                        ---------
PLASTICS -- 3.7%
Lamson & Sessions*...............           15,000        229,688
                                                        ---------
PRINTING AND PUBLISHING -- 2.9%
Cadmus Communications............           18,050      $ 174,859
                                                        ---------
RESTAURANTS -- 2.2%
Jack In The Box..................            5,450        134,206
                                                        ---------
RETAIL TRADE -- 10.1%
Abercrombie & Fitch (Class A)*...           14,000        170,625
Fred's...........................            9,500        172,484
Urban Outfitters* ...............           16,000        141,500
The Wet Seal (Class A)*..........           10,000        130,937
                                                        ---------
                                                          615,546
                                                        ---------
TRANSPORTATION -- 3.8%
ABC-NACO*........................            8,000         63,000
Pittston BAX Group...............           12,272        167,973
                                                        ---------
                                                          230,973
                                                        ---------
TOTAL INVESTMENTS -- 95.8%
   (Cost $5,936,326).............                       5,859,375

OTHER ASSETS
   LESS LIABILITIES -- 4.2%......                         255,101
                                                       ----------
NET ASSETS -- 100.0%.............                      $6,114,476
                                                       ==========

-------------
* Non-income producing security.
See Notes to Financial Statements.

                        -- P-42 --

              (This page left blank intentionally)





                        -- P-43 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------

                                                                             SELIGMAN         SELIGMAN          SELIGMAN
                                            SELIGMAN        SELIGMAN           CASH            COMMON        COMMUNICATIONS
                                              BOND           CAPITAL        MANAGEMENT          STOCK        AND INFORMATION
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                          -----------      -----------      -----------      ------------      ------------
ASSETS:
Investments, at value (see
  portfolios of investments):
Long-term holdings ....................   $ 5,093,034      $42,793,652      $        --      $ 39,158,622      $217,297,014
Short-term holdings ...................       400,000        4,000,000       13,373,532           800,000         5,800,000
                                          -----------      -----------      -----------      ------------      ------------
Total Investments .....................     5,493,034       46,793,652       13,373,532        39,958,622       223,097,014
Cash ..................................       237,503           83,075           35,408            73,144           135,815
Interest and dividends receivable .....        77,016            7,429              654            29,674            21,460
Receivable from associated
  companies ...........................         2,134           23,152            3,107                --                --
Receivable for Capital Stock sold .....         1,943               --          219,500            47,386            44,027
Receivable for securities sold ........            --        1,475,473               --            51,868         1,862,373
Unrealized appreciation on
  foreign currencies and forward
  currency contracts ..................            --               --               --                --                --
Other..................................           237            1,034            8,286             2,160             8,119
                                          -----------      -----------      -----------      ------------      ------------
TOTAL ASSETS ..........................     5,811,867       48,383,815       13,640,487        40,162,854       225,168,808
                                          -----------      -----------      -----------      ------------      ------------

LIABILITIES:
Payable for securities purchased ......       190,499        3,184,700               --           392,749           935,774
Payable for Capital Stock redeemed ....           318           20,773              498            19,844             6,413
Payable to custodian ..................            --               --               --                --                --
Payable to associated companies .......            --               --               --                --                --
Unrealized depreciation on
  foreign currencies and forward
  currency contracts ..................            --               --               --                --                --
Accrued expenses and other ............        11,289           24,536           12,017            32,459           190,070
                                          -----------      -----------      -----------      ------------      ------------
TOTAL LIABILITIES .....................       202,106        3,230,009           12,515           445,052         1,132,257
                                          -----------      -----------      -----------      ------------      ------------
NET ASSETS ............................   $ 5,609,761      $45,153,806      $13,627,972      $ 39,717,802      $224,036,551
                                          ===========      ===========      ===========      ============      ============

COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par ..........   $       584      $     1,468      $    13,625      $      2,397      $      8,004
Additional paid-in-capital ............     5,856,877       24,965,961       13,612,051        27,365,823       123,459,845
Undistributed net investment
  income (loss) .......................       152,820           42,377               --           179,732          (582,690)
Undistributed/accumulated net
  realized gain (loss) ................      (299,723)       8,822,485            2,296         3,393,312        55,664,740
Net unrealized appreciation
  (depreciation) of investments .......      (100,797)      11,321,515               --         8,776,538        45,486,652
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities
  denominated in foreign
  currencies and forward
  currency contracts ..................            --               --               --                --                --
                                          -----------      -----------      -----------      ------------      ------------
NET ASSETS ............................   $ 5,609,761      $45,153,806      $13,627,972      $ 39,717,802      $224,036,551
                                          ===========      ===========      ===========      ============      ============
  Class 1 .............................   $ 5,609,761      $45,153,806      $13,627,972      $ 39,717,802      $222,263,176
  Class 2 .............................                                                                        $  1,773,375

SHARES OF CAPITAL STOCK OUTSTANDING
  Class 1 .............................       584,302        1,468,394       13,625,677         2,396,952         7,940,453
  Class 2 .............................                                                            63,358

NET ASSET VALUE PER SHARE
  Class 1 .............................         $9.60           $30.75            $1.00            $16.57            $27.99
                                                =====           ======            =====            ======            ======
  Class 2 .............................                                                            $27.99
                                                                                                   ======

                                   -- P-44 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                             SELIGMAN          SELIGMAN         SELIGMAN
                                           SELIGMAN         SELIGMAN       GLOBAL SMALLER       GLOBAL          HIGH-YIELD
                                           FRONTIER       GLOBAL GROWTH      COMPANIES        TECHNOLOGY           BOND
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                          -----------      -----------      -----------      ------------      ------------
ASSETS:
Investments, at value (see
  portfolios of investments):
Long-term holdings ....................   $23,728,507      $ 8,878,801      $18,618,844      $ 27,572,521      $ 19,079,180
Short-term holdings ...................       400,000               --               --                --                --
                                          -----------      -----------      -----------      ------------      ------------
Total Investments .....................    24,128,507        8,878,801       18,618,844        27,572,521        19,079,180
Cash ..................................        70,528               --          893,622         5,873,617           182,655
Interest and dividends receivable .....           123           13,351           26,601             7,291           510,008
Receivable from associated
  companies ...........................         1,081               50            4,459                --               291
Receivable for Capital Stock sold .....         1,181               56            7,965            39,026             7,782
Receivable for securities sold ........       395,052          449,111          250,422         1,061,961                --
Unrealized appreciation on
  foreign currencies and forward
  currency contracts ..................            --               --              990                --                --
Other .................................         1,001              805              785               789             1,203
                                          -----------      -----------      -----------      ------------      ------------
TOTAL ASSETS ..........................    24,597,473        9,342,174       19,802,698        34,556,195        19,781,119
                                          -----------      -----------      -----------      ------------      ------------
LIABILITIES:
Payable for securities purchased ......       616,797          123,033          287,914           924,301           145,195
Payable for Capital Stock redeemed ....       586,376           24,375            4,247             3,286            15,584
Payable to custodian ..................            --          108,083               --                --                --
Payable to associated companies .......            --               --               --             6,438                --
Unrealized depreciation on
  foreign currencies and forward
  currency contracts ..................            --              358               --                88                --
Accrued expenses and other ............         9,700           17,839           40,147            27,273            25,702
                                          -----------      -----------      -----------      ------------      ------------
TOTAL LIABILITIES .....................     1,212,873          273,688          332,308           961,386           186,481
                                          -----------      -----------      -----------      ------------      ------------
NET ASSETS ............................   $23,384,600      $ 9,068,486      $19,470,390      $ 33,594,809      $ 19,594,638
                                          ===========      ===========      ===========      ============      ============

COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par ..........   $     1,239      $       512      $     1,090      $      1,159      $      2,084
Additional paid-in-capital ............    17,032,300        4,558,363       13,274,075        22,261,329        25,166,590
Undistributed net investment
  income (loss) .......................      (111,396)         (43,192)         (43,853)          (68,817)        1,226,784
Undistributed/accumulated net
  realized gain (loss) ................     2,279,527        1,639,996        2,175,044         6,281,088        (3,837,495)
Net unrealized appreciation
  (depreciation) of investments .......     4,182,930        3,012,007        4,434,246         5,161,622        (2,963,325)
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities
  denominated in foreign
  currencies and forward
  currency contracts ..................            --          (99,200)        (370,212)          (41,572)               --
                                          -----------      -----------      -----------      ------------      ------------
NET ASSETS ............................   $23,384,600      $ 9,068,486      $19,470,390      $ 33,594,809      $ 19,594,638
                                          ===========      ===========      ===========      ============      ============
  Class 1 .............................   $23,384,600      $ 9,068,486      $19,470,390      $ 32,788,227      $ 19,594,638
  Class 2 .............................                                                      $    806,582

SHARES OF CAPITAL STOCK OUTSTANDING
  Class 1 .............................     1,238,926          512,168        1,089,610         1,130,680         2,083,589
  Class 2 .............................                                                            27.809

NET ASSET VALUE PER SHARE
  Class 1 .............................        $18.87           $17.71           $17.87            $29.00             $9.40
                                               ======           ======           ======            ======             =====
  Class 2 .............................                                                            $29.00
                                                                                                   ======

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                                            SELIGMAN         SELIGMAN         SELIGMAN          SELIGMAN
                                           SELIGMAN       INTERNATIONAL      LARGE-CAP        LARGE-CAP         SMALL-CAP
                                            INCOME           GROWTH           GROWTH            VALUE             VALUE
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                          -----------      -----------      -----------      ------------      ------------
ASSETS:
Investments, at value (see
  portfolios of investments):
Long-term holdings ....................   $ 6,999,954      $ 8,102,319      $ 6,559,152      $  4,933,415      $  5,859,375
Short-term holdings ...................            --               --          600,000                --                --
                                          -----------      -----------      -----------      ------------      ------------
Total Investments .....................     6,999,954        8,102,319        7,159,152         4,933,415         5,859,375
Cash ..................................       142,055          370,036           77,916                --           219,990
Interest and dividends receivable .....        50,381           18,134            2,186            12,150             1,080
Receivable from associated
  companies ...........................         5,865            8,868            1,589             3,139             3,003
Receivable for Capital Stock sold .....            --           11,152           11,446             5,924            56,645
Receivable for securities sold ........       105,063           64,513           43,959             2,701             2,941
Unrealized appreciation on
  foreign currencies and forward
  currency contracts ..................            --               --               --                --                --
Other .................................           412              411              134               257                --
                                          -----------      -----------      -----------      ------------      ------------
TOTAL ASSETS ..........................     7,303,730        8,575,433        7,296,382         4,957,586         6,143,034
                                          -----------      -----------      -----------      ------------      ------------
LIABILITIES:
Payable for securities purchased ......       143,644          135,907          145,535                --            13,869
Payable for Capital Stock redeemed ....           273            5,317              243             1,769             8,369
Payable to custodian ..................            --               --               --             8,605                --

Payable to associated companies .......            --               --               --                --                --
Unrealized depreciation on
  foreign currencies and forward
  currency contracts ..................            --              189               --                --                --
Accrued expenses and other ............        17,333           16,469            7,951             7,598             6,320
                                          -----------      -----------      -----------      ------------      ------------
TOTAL LIABILITIES .....................       161,250          157,882          153,729            17,972            28,558
                                          -----------      -----------      -----------      ------------      ------------
NET ASSETS ............................   $ 7,142,480      $ 8,417,551      $ 7,142,653      $  4,939,614      $  6,114,476
                                          ===========      ===========      ===========      ============      ============
COMPOSITION OF NET ASSETS:
Capital Stock, $0.001 at par ..........   $       709      $       665      $       536      $        563      $        707
Additional paid-in-capital ............     6,753,289        8,158,951        5,899,345         5,422,071         5,765,539
Undistributed net investment
  income (loss) .......................       119,408           55,101            5,949            40,096            (6,514)
Undistributed/accumulated net
  realized gain (loss) ................       (49,141)        (727,603)         (25,764)          134,438           431,695
Net unrealized appreciation
  (depreciation) of investments .......       318,215          909,979        1,262,587          (657,554)          (76,951)
Net unrealized appreciation
  (depreciation) on translation
  of assets and liabilities
  denominated in foreign
  currencies and forward
  currency contracts ..................            --           20,458               --                --                --
                                          -----------      -----------      -----------      ------------      ------------
NET ASSETS ............................   $ 7,142,480      $ 8,417,551      $ 7,142,653      $  4,939,614      $  6,114,476
                                          ===========      ===========      ===========      ============      ============
  Class 1 .............................   $ 7,142,480      $ 8,417,551      $ 7,142,653      $  4,939,614      $  6,114,476
  Class 2 .............................

SHARES OF CAPITAL STOCK OUTSTANDING
  Class 1 .............................       709,270          665,021          535,567           562,847           707,239
  Class 2 .............................

NET ASSET VALUE PER SHARE
  Class 1 .............................        $10.07           $12.66           $13.34             $8.78             $8.65
                                               ======           ======           ======             =====             =====
  Class 2 .............................

------------------
See Notes to Financial Statements.

                                   -- P-45 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

                                                                                                                SELIGMAN
                                                                             SELIGMAN         SELIGMAN        COMMUNICATIONS
                                           SELIGMAN         SELIGMAN           CASH            COMMON              AND
                                             BOND            CAPITAL         MANAGEMENT         STOCK          INFORMATION
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                          -----------      -----------      -----------      ------------      ------------
INVESTMENT INCOME:
Interest ..............................     $ 174,273      $    96,102        $ 409,120      $     19,556       $   299,207
Dividends* ............................            --           49,501               --           280,485            79,823
                                            ---------      -----------        ---------      ------------       -----------
TOTAL INVESTMENT INCOME ...............       174,273          145,603          409,120           300,041           379,030
                                            ---------      -----------        ---------      ------------       -----------
EXPENSES:
Management fee ........................        10,204           74,064           27,827            92,681           857,363
Auditing fee ..........................         2,871            6,281            4,444             8,913            31,113
Directors' fees and expenses ..........         2,266            2,338            2,107             2,482             3,044
Legal fee .............................         2,079            1,768            3,727             2,973             6,701
Custody and related services ..........         1,744            7,039            4,563             7,804            33,212
Registration ..........................           899            1,744            1,434             3,742             7,335
Shareholder reports and
  communications ......................           846            1,997               --             2,746             8,629
Shareholder account services ..........            --               --               --                --             5,570
12b-1 fees-- Class 2 ..................            --               --               --                --               290
Miscellaneous .........................         1,076            1,786            1,307             2,777             4,921
                                            ---------      -----------        ---------      ------------       -----------
TOTAL EXPENSES BEFORE WAIVER/
  REIMBURSEMENT .......................        21,985           97,017           45,409           124,118           958,178
Waiver/reimbursement of
  expenses ............................        (6,679)              --          (45,409)               --                --
                                            ---------      -----------        ---------      ------------       -----------
TOTAL EXPENSES AFTER WAIVER/
  REIMBURSEMENT .......................        15,306           97,017               --           124,118           958,178
                                            ---------      -----------        ---------      ------------       -----------
NET INVESTMENT INCOME (LOSS) ..........       158,967           48,586          409,120           175,923          (579,148)
                                            ---------      -----------        ---------      ------------       -----------
NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on
  investments .........................       (71,125)       6,985,898              (77)        1,978,050        37,569,938
Net realized loss from foreign
  currency transactions ...............            --               --               --                --                --
Net change in unrealized
  appreciation/depreciation
  of investments ......................        94,192        2,600,315               --        (2,526,508)      (26,832,294)
Net change in unrealized
  appreciation/depreciation on
  translation of assets and liabilities
  denominated in foreign currencies
  and forward currency contracts ......            --            --                  --                --                --
                                            ---------      -----------        ---------      ------------       -----------
NET GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS ........................        23,067        9,586,213              (77)         (548,458)       10,737,644
                                            ---------      -----------        ---------      ------------       -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS ..............     $ 182,034      $ 9,634,799        $ 409,043      $   (372,535)      $10,158,496
                                            =========      ===========        =========      ============       ===========
--------------------
*Net of foreign tax withheld as follows:    $      --      $        --        $      --      $      3,449       $        --

See Notes to Financial Statements.

                                   -- P-46 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                             SELIGMAN         SELIGMAN          SELIGMAN
                                           SELIGMAN         SELIGMAN      GLOBAL SMALLER       GLOBAL           HIGH-YIELD
                                           FRONTIER       GLOBAL GROWTH      COMPANIES        TECHNOLOGY          BOND
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                          -----------      -----------      -----------      ------------      ------------
INVESTMENT INCOME:
Interest ..............................    $    7,410      $        --        $  28,544      $     96,215       $ 1,171,561
Dividends* ............................         4,915           34,698           80,445            26,110           138,621
                                           ----------      -----------        ---------      ------------       -----------
TOTAL INVESTMENT INCOME ...............        12,325           34,698          108,989           122,325         1,310,182
                                           ----------      -----------        ---------      ------------       -----------
EXPENSES:
Management fee ........................        93,628           52,849          100,623           154,149            57,365
Auditing fee ..........................         5,495            3,707            4,968             5,322             5,658
Directors' fees and expenses ..........         2,213            2,159            2,176             2,196             2,244
Legal fee .............................         1,350            1,198            1,398             1,157             1,335
Custody and related services ..........        15,688           11,915           39,913            16,169            21,396
Registration ..........................         1,998            1,735            1,550             1,100             2,400
Shareholder reports and
  communications ......................         1,560            1,048            1,399             1,497             1,618
Shareholder account services ..........            --               --               --             3,936                --
12b-1 fees-- Class 2 ..................            --               --               --                51                --
Miscellaneous .........................         1,578            1,010            4,440               926               994
                                           ----------      -----------        ---------      ------------       -----------
TOTAL EXPENSES BEFORE WAIVER/
  REIMBURSEMENT .......................       123,510           75,621          156,467           186,503            93,010
Waiver/reimbursement of
  expenses ............................        (3,055)          (1,641)         (15,606)               --           (12,625)
                                           ----------      -----------        ---------      ------------       -----------
TOTAL EXPENSES AFTER WAIVER/
  REIMBURSEMENT .......................       120,455           73,980          140,861           186,503            80,385
                                           ----------      -----------        ---------      ------------       -----------
NET INVESTMENT INCOME (LOSS) ..........      (108,130)         (39,282)         (31,872)          (64,178)        1,229,797
                                           ----------      -----------        ---------      ------------       -----------
NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on
  investments .........................     2,709,311        1,709,250        1,607,072         5,216,699        (1,683,526)
Net realized loss from foreign
  currency transactions ...............            --         (207,036)          57,233           (10,299)               --
Net change in unrealized
  appreciation/depreciation
  of investments ......................    (1,216,203)      (1,621,904)        (798,817)       (3,905,745)          (14,427)
Net change in unrealized
  appreciation/depreciation on
  translation of assets and liabilities
  denominated in foreign currencies
  and forward currency contracts ......            --            4,631         (414,259)          (94,092)               --
                                           ----------      -----------        ---------      ------------       -----------
NET GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS ........................     1,493,108         (115,059)         451,229         1,206,563        (1,697,953)
                                           ----------      -----------        ---------      ------------       -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS ..............    $1,384,978      $  (154,341)       $ 419,357      $  1,142,385       $  (468,156)
                                           ==========      ===========        =========      ============       ===========
--------------------
*Net of foreign tax withheld as follows:   $      302           $4,785        $   7,869      $      2,160       $        --


                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
                                          For the Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

                                                            SELIGMAN         SELIGMAN         SELIGMAN
                                           SELIGMAN       INTERNATIONAL      LARGE-CAP        LARGE-CAP         SMALL-CAP
                                            INCOME           GROWTH           GROWTH            VALUE             VALUE
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                          -----------      -----------      -----------      ------------      ------------
INVESTMENT INCOME:
Interest ..............................    $  107,954      $     7,771        $  15,632      $         25       $        --
Dividends* ............................        31,081           32,983            9,748            61,007            17,775
                                           ----------      -----------        ---------      ------------       -----------
TOTAL INVESTMENT INCOME ...............       139,035           40,754           25,380            61,032            17,775
                                           ----------      -----------        ---------      ------------       -----------
EXPENSES:
Management fee ........................        15,114           47,186           19,136            19,970            23,286
Auditing fee ..........................         3,241            3,483            2,692             2,953             2,784
Directors' fees and expenses ..........         2,268            2,106            2,228             2,188             2,190
Legal fee .............................         1,754            1,158            1,667             2,080               573
Custody and related services ..........         9,313           27,948            2,362               906               998
Registration ..........................         2,387              847            1,940             1,001               997
Shareholder reports and
  communications ......................           996            1,048              771               849             1,363
Shareholder account services ..........            --               --               --                --                --
12b-1 fees-- Class 2 ..................            --               --               --                --                --
Miscellaneous .........................         1,304              935              860               798               919
                                           ----------      -----------        ---------      ------------       -----------
TOTAL EXPENSES BEFORE WAIVER/
  REIMBURSEMENT .......................        36,377           84,711           31,656            30,745            33,110
Waiver/reimbursement of
  expenses ............................       (13,715)         (18,654)         (12,529)          (10,777)           (9,824)
                                           ----------      -----------        ---------      ------------       -----------
TOTAL EXPENSES AFTER WAIVER/
  REIMBURSEMENT .......................        22,662           66,057           19,127            19,968            23,286
NET INVESTMENT INCOME (LOSS) ..........       116,373          (25,303)           6,253            41,064            (5,511)
                                           ----------      -----------        ---------      ------------       -----------
NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain (loss) on
  investments .........................       (62,533)        (518,134)         (21,009)          114,431           258,125
Net realized loss from foreign
  currency transactions ...............            --         (466,702)              --                --                --
Net change in unrealized
  appreciation/depreciation
  of investments ......................        34,946       (1,721,837)         642,879          (447,528)           18,768
Net change in unrealized
  appreciation/depreciation on
  translation of assets and liabilities
  denominated in foreign currencies
  and forward currency contracts ......            --          138,627               --                --                --
NET GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS ........................       (27,587)      (2,568,046)         621,870          (333,097)          276,893
                                           ----------      -----------        ---------      ------------       -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS ..............     $  88,786      $(2,593,349)       $ 628,123      $   (292,033)      $   271,382
                                            =========      ===========        =========      ============       ===========
--------------------
*Net of foreign tax withheld as follows:    $     369      $     4,018        $      86      $         --       $        --

See Notes to Financial Statements.

                                   -- P-47 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    SELIGMAN                    SELIGMAN                      SELIGMAN
                                                 BOND PORTFOLIO             CAPITAL PORTFOLIO         CASH MANAGEMENT PORTFOLIO
                                           -------------------------   ---------------------------   ---------------------------
                                            SIX MONTHS       YEAR       SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                           ENDED 6/30/00     ENDED     ENDED 6/30/00      ENDED      ENDED 6/30/00      ENDED
                                            (unaudited)    12/31/99     (unaudited)     12/31/99      (unaudited)     12/31/99
                                           -------------  ----------   -------------   -----------   -------------   -----------
OPERATIONS:
Net investment income (loss).............   $  158,967    $  349,655    $    48,586    $     7,323    $   409,120    $   737,469
Net realized gain (loss) on investments..      (71,125)     (228,598)     6,985,898      7,533,936            (77)         1,233
Net realized gain (loss) from foreign
  currency transactions..................           --            --             --             --             --             --
Net change in unrealized appreciation/
  depreciation of investments............       94,192      (454,121)     2,600,315      2,159,898             --             --
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................           --            --             --             --             --             --
                                            ----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS.......................      182,034      (333,064)     9,634,799      9,701,157        409,043        738,702
                                            ----------    ----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income--Class 1...........           --      (353,096)            --         (8,682)      (409,120)      (737,469)
Realized gain on investments-- Class 1...           --            --             --     (6,178,894)            --             --
                                            ----------    ----------    -----------    -----------    -----------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................           --      (353,096)            --     (6,187,576)      (409,120)      (737,469)
                                            ----------    ----------    -----------    -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:**
Proceeds from sale of shares-- Class 1...    1,348,547     3,696,281     13,434,759      8,798,590     24,531,404     45,713,281
Proceeds from sale of shares-- Class 2...           --            --             --             --             --             --
Investment of dividends-- Class 1........           --       353,096             --          8,682        409,120        737,469
Shares issued in payment of
  gain distributions-- Class 1...........           --            --             --      6,178,894             --             --
                                            ----------    ----------    -----------    -----------    -----------    -----------
Total....................................    1,348,547     4,049,377     13,434,759     14,986,166     24,940,524     46,450,750
                                            ----------    ----------    -----------    -----------    -----------    -----------
Cost of shares redeemed-- Class 1........     (867,968)   (5,736,425)    (5,501,545)   (15,054,648)   (28,923,856)   (39,360,497)
Cost of shares redeemed-- Class 2........           --            --             --             --             --             --
                                            ----------    ----------    -----------    -----------    -----------    -----------
Total....................................     (867,968)   (5,736,425)    (5,501,545)   (15,054,648)   (28,923,856)   (39,360,497)
                                            ----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS.......      480,579    (1,687,048)     7,933,214        (68,482)    (3,983,332)     7,090,253
                                            ----------    ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS........      662,613    (2,373,208)    17,568,013      3,445,099     (3,983,409)     7,091,486
NET ASSETS:
Beginning of period......................    4,947,148     7,320,356     27,585,793     24,140,694     17,611,381     10,519,895
                                            ----------    ----------    -----------    -----------    -----------    -----------
END OF PERIOD............................   $5,609,761    $4,947,148    $45,153,806    $27,585,793    $13,627,972    $ 17,611,38
                                            ==========    ==========    ===========    ===========    ===========    ===========

--------------------
*  Commencement of operations.
** The Fund began offering Class 2 shares on May 1, 2000.
See Notes to Financial Statements.

                                   -- P-48 --

                            Seligman Portfolios, Inc.

                                                   SELIGMAN                        SELIGMAN
                                                 COMMON STOCK                 COMMUNICATIONS AND                 SELIGMAN
                                                   PORTFOLIO                 INFORMATION PORTFOLIO          FRONTIER  PORTFOLIO
                                           ---------------------------    ---------------------------   ---------------------------
                                            SIX MONTHS        YEAR         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                           ENDED 6/30/00      ENDED       ENDED 6/30/00      ENDED      ENDED 6/30/00       ENDED
                                            (unaudited)     12/31/99      (unaudited)      12/31/99      (unaudited)      12/31/99
                                           -------------   -----------    ------------   ------------    -----------    -----------
OPERATIONS:
Net investment income (loss).............   $   175,923    $   740,840    $   (579,148)  $   (733,224)   $  (108,130)   $  (184,506)
Net realized gain (loss) on investments..     1,978,050     10,832,866      37,569,938     50,179,223      2,709,311        693,862
Net realized gain (loss) from foreign
  currency transactions..................            --             --              --             --             --             --
Net change in unrealized appreciation/
  depreciation of investments............    (2,526,508)    (4,409,218)    (26,832,294)    49,869,648     (1,216,203)     1,462,795
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................            --             --              --             --             --             --
                                            -----------    -----------    ------------   ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS.......................      (372,535)     7,164,488      10,158,496     99,315,647      1,384,978      1,972,151
                                            -----------    -----------    ------------   ------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1..........            --       (731,802)             --             --             --             --
Realized gain on investments-- Class 1...            --     (9,413,530)             --    (31,388,512)            --             --
                                            -----------    -----------    ------------   ------------    -----------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................            --    (10,145,332)             --    (31,388,512)            --             --
                                            -----------    -----------    ------------   ------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:**
Proceeds from sale of shares-- Class 1...     4,293,512     18,687,094      51,091,067     58,041,904     23,751,687     23,520,563
Proceeds from sale of shares-- Class 2...            --             --              --             --             --             --
Investment of dividends-- Class 1........            --        731,802              --             --             --             --
Shares issued in payment of
  gain distributions-- Class 1...........            --      9,413,530              --     31,388,512             --             --
                                            -----------    -----------    ------------   ------------    -----------    -----------
Total....................................     4,293,512     28,832,426      51,091,067     89,430,416     23,751,687     23,520,563
                                            -----------    -----------    ------------   ------------    -----------    -----------
Cost of shares redeemed-- Class 1........   (11,505,896)   (41,136,919)    (51,174,261)   (65,675,233)   (27,457,899)   (38,934,551)
Cost of shares redeemed-- Class 2........            --           --                --             --             --             --
                                            -----------    -----------    ------------   ------------    -----------    -----------
Total....................................   (11,505,896)   (41,136,919)    (51,174,261)   (65,675,233)   (27,457,899)   (38,934,551)
                                            -----------    -----------    ------------   ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS.......    (7,212,384)   (12,304,493)        (83,194)    23,755,183     (3,706,212)   (15,413,988)
                                            -----------    -----------    ------------   ------------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS........    (7,584,919)   (15,285,337)     10,075,302     91,682,318     (2,321,234)   (13,441,837)
NET ASSETS:
Beginning of period......................    47,302,721     62,588,058     213,961,249    122,278,931     25,705,834     39,147,671
                                            -----------    -----------    ------------   ------------    -----------    -----------
END OF PERIOD............................   $39,717,802    $47,302,721    $224,036,551   $213,961,249    $23,384,600    $25,705,834
                                            ===========    ===========    ============   ============    ===========    ===========

--------------------
*  Commencement of operations.
** The Fund began offering Class 2 shares on May 1, 2000.
See Notes to Financial Statements.

                                   -- P-49 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                   SELIGMAN                      SELIGMAN                    SELIGMAN
                                                 GLOBAL GROWTH                GLOBAL SMALLER             GLOBAL TECHNOLOGY
                                                   PORTFOLIO                COMPANIES PORTFOLIO              PORTFOLIO
                                           ---------------------------   --------------------------  ----------------------------
                                            SIX MONTHS       YEAR         SIX MONTHS       YEAR       SIX MONTHS        YEAR
                                           ENDED 6/30/00     ENDED       ENDED 6/30/00     ENDED     ENDED 6/30/00      ENDED
                                            (unaudited)     12/31/99      (unaudited)    12/31/99     (unaudited)      12/31/99
                                            -----------    -----------    -----------   -----------   ------------    -----------
OPERATIONS:
Net investment income (loss).............   $   (39,282)   $   (36,124)   $   (31,872)  $   (82,322)   $   (64,178)   $   (54,880)
Net realized gain on investments.........     1,709,250      1,718,575      1,607,072       961,203      5,216,699      2,982,910
Net realized gain (loss) from foreign
  currency transactions..................      (207,036)       (54,259)        57,233      (191,782)       (10,299)       (34,676)
Net change in unrealized appreciation/
  depreciation of investments............    (1,621,904)     2,817,010       (798,817)    3,647,161     (3,905,745)     7,971,407
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in
  foreign currencies and forward currency
  contracts..............................         4,631       (222,964)      (414,259)      (36,178)       (94,092)        10,176
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS.......................      (154,341)     4,222,238        419,357     4,298,082      1,142,385     10,874,937
                                            -----------    -----------    -----------   -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1..........            --             --             --            --             --             --
Realized gain on investments-- Class 1...            --     (1,134,348)            --            --             --     (1,874,628)
                                            -----------    -----------    -----------   -----------    -----------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................            --     (1,134,348)            --            --             --     (1,874,628)
                                            -----------    -----------    -----------   -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:**
Proceeds from sale of shares-- Class 1...     2,789,019      3,291,118      1,601,514     2,425,180     20,158,389     22,424,095
Proceeds from sale of shares-- Class 2...            --             --             --            --        835,584             --
Investment of dividends-- Class 1........            --             --             --            --             --             --
Shares issued in payment of
  gain distributions-- Class 1...........            --      1,134,348             --            --             --      1,874,628
                                            -----------    -----------    -----------   -----------    -----------    -----------
Total....................................     2,789,019      4,425,466      1,601,514     2,425,180     20,993,973     24,298,723
                                            -----------    -----------    -----------   -----------    -----------    -----------
Cost of shares redeemed-- Class 1........    (5,454,945)    (4,267,898)    (2,119,127)   (7,968,678)   (10,608,657)   (17,341,656)
Cost of shares redeemed-- Class 2........            --             --             --            --        (20,239)            --
                                            -----------    -----------    -----------   -----------    -----------    -----------
Total....................................    (5,454,945)    (4,267,898)    (2,119,127)   (7,968,678)   (10,628,896)   (17,341,656)
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS.......    (2,665,926)       157,568       (517,613)   (5,543,498)    10,365,077      6,957,067
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS........    (2,820,267)     3,245,458        (98,256)   (1,245,416)    11,507,462     15,957,376
NET ASSETS:
Beginning of period......................    11,888,753      8,643,295     19,568,646    20,814,062     22,087,347      6,129,971
                                            -----------    -----------    -----------   -----------    -----------    -----------
END OF PERIOD............................   $ 9,068,486    $11,888,753    $19,470,390   $19,568,646    $33,594,809    $22,087,347
                                            ===========    ===========    ===========   ===========    ===========    ===========

-----------------------
 * Commencement of operations.
** The Fund began offering Class 2 shares on May 1, 2000.
See Notes to Financial Statements.

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                     SELIGMAN                                                 SELIGMAN
                                                  HIGH-YIELD BOND                 SELIGMAN               INTERNATIONAL GROWTH
                                                     PORTFOLIO                INCOME PORTFOLIO                PORTFOLIO
                                            --------------------------   --------------------------   ---------------------------
                                             SIX MONTHS       YEAR        SIX MONTHS      YEAR         SIX MONTHS       YEAR
                                            ENDED 6/30/00    ENDED       ENDED 6/30/00    ENDED       ENDED 6/30/00     ENDED
                                             (unaudited)    12/31/99      (unaudited)    12/31/99      (unaudited)     12/31/99
                                            -----------    -----------   ------------   -----------    -----------    -----------
OPERATIONS:
Net investment income (loss).............   $ 1,229,797    $ 3,099,027    $   116,373   $   420,100    $   (25,303)   $    31,302
Net realized gain on investments.........    (1,683,526)    (2,143,090)       (62,533)      779,879       (518,134)     1,862,678
Net realized gain (loss) from foreign
  currency transactions..................            --             --             --            --       (466,702)      (148,777)
Net change in unrealized appreciation/
  depreciation of investments............       (14,427)    (1,145,943)        34,946      (931,859)    (1,721,837)       789,435
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................            --             --             --            --        138,627       (285,019)
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS.......................      (468,156)      (190,006)        88,786       268,120     (2,593,349)     2,249,619
                                            -----------    -----------    -----------   -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1..........            --     (3,116,594)            --      (413,971)            --             --
Realized gain on investments-- Class 1...            --             --             --      (691,269)            --     (1,396,893)
                                            -----------    -----------    -----------   -----------    -----------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................            --     (3,116,594)            --    (1,105,240)            --     (1,396,893)
                                            -----------    -----------    -----------   -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:**
Proceeds from sale of shares-- Class 1...     2,209,454     15,071,625        283,855     1,887,360      1,821,011      1,464,332
Proceeds from sale of shares-- Class 2...            --             --             --            --             --             --
Investment of dividends-- Class 1........            --      3,116,594             --       413,971             --             --
Shares issued in payment of
  gain distributions-- Class 1...........            --            --              --       691,269             --      1,396,893
                                            -----------    -----------    -----------   -----------    -----------    -----------
Total....................................     2,209,454     18,188,219        283,855     2,992,600      1,821,011      2,861,225
                                            -----------    -----------    -----------   -----------    -----------    -----------
Cost of shares redeemed-- Class 1........    (9,038,668)   (20,242,419)    (1,824,675)   (8,143,191)    (1,058,600)    (3,358,291)
Cost of shares redeemed-- Class 2........            --             --             --            --             --             --
                                            -----------    -----------    -----------   -----------    -----------    -----------
Total....................................    (9,038,668)   (20,242,419)    (1,824,675)   (8,143,191)    (1,058,600)    (3,358,291)
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS.......    (6,829,214)   (20,054,200)    (1,540,820)   (5,150,591)       762,411       (497,066)
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS........    (7,297,370)    (5,360,800)    (1,452,034)   (5,987,711)    (1,830,938)       355,660
NET ASSETS:
Beginning of period......................    26,892,008     32,252,808      8,594,514    14,582,225     10,248,489      9,892,829
                                            -----------    -----------    -----------   -----------    -----------    -----------
END OF PERIOD............................   $19,594,638    $26,892,008     $7,142,480   $ 8,594,514    $ 8,417,551    $10,248,489
                                            ===========    ===========    ===========   ===========    ===========    ===========

---------------------
 * Commencement of operations.
** The Fund began offering Class 2 shares on May 1, 2000.
See Notes to Financial Statements.


                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                                     SELIGMAN                     SELIGMAN                     SELIGMAN
                                                     LARGE-CAP                    LARGE-CAP                    SMALL-CAP
                                                 GROWTH PORTFOLIO              VALUE PORTFOLIO              VALUE PORTFOLIO
                                            --------------------------    -------------------------   ---------------------------
                                            SIX MONTHS       5/1/99*      SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                           ENDED 6/30/00       TO        ENDED 6/30/00      ENDED     ENDED 6/30/00      ENDED
                                            (unaudited)     12/31/99      (unaudited)     12/31/99     (unaudited)      12/31/99
                                            -----------    -----------    -----------    ----------   ------------     ----------
OPERATIONS:
Net investment income (loss).............   $     6,253    $      (524)   $    41,064    $   64,106     $   (5,511)    $  (11,090)
Net realized gain on investments.........       (21,009)        (4,755)       114,431        54,497        258,125        969,509
Net realized gain (loss) from foreign
  currency transactions..................            --             --             --            --             --             --
Net change in unrealized appreciation/
  depreciation of investments............       642,879        619,708       (447,528)     (318,566)        18,768         68,618
Net change in unrealized appreciation/
  depreciation on translation of assets
   and liabilities denominated in foreign
  currencies and forward currency
  contracts..............................            --             --             --            --             --             --
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS.......................       628,123        614,429       (292,033)     (199,963)       271,382      1,027,037
                                            -----------    -----------    -----------   -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income-- Class 1..........            --             --             --       (67,324)            --             --
Realized gain on investments-- Class 1...            --             --             --            --             --       (785,429)
                                            -----------    -----------    -----------   -----------    -----------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................            --             --             --       (67,324)            --       (785,429)
                                            -----------    -----------    -----------   -----------    -----------    -----------
CAPITAL SHARE TRANSACTIONS:**
Proceeds from sale of shares-- Class 1...     3,180,988      2,683,558      1,217,300     4,766,032      2,534,294      3,118,001
Proceeds from sale of shares-- Class 2...            --             --             --            --             --             --
Investment of dividends-- Class 1........            --             --             --        67,324             --             --
Shares issued in payment of
  gain distributions-- Class 1...........            --             --             --            --             --        785,429
                                            -----------    -----------    -----------   -----------    -----------    -----------
Total....................................     3,180,988      2,683,558      1,217,300     4,833,356      2,534,294      3,903,430
                                            -----------    -----------    -----------   -----------    -----------    -----------
Cost of shares redeemed-- Class 1........      (334,832)      (172,873)    (1,743,533)   (2,654,012)    (1,094,568)    (2,210,601)
Cost of shares redeemed-- Class 2........            --             --             --            --             --             --
                                            -----------    -----------    -----------   -----------    -----------    -----------
Total....................................      (334,832       (172,873)    (1,743,533)   (2,654,012)    (1,094,568)    (2,210,601)
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS.......     2,846,156      2,510,685       (526,233)    2,179,344      1,439,726      1,692,829
                                            -----------    -----------    -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS........     3,474,279      3,125,114       (818,266)    1,912,057      1,711,108      1,934,437
NET ASSETS:
Beginning of period......................     3,668,374        543,260      5,757,880     3,845,823      4,403,368      2,468,931
                                            -----------    -----------    -----------   -----------    -----------    -----------
END OF PERIOD............................   $ 7,142,653    $ 3,668,374    $ 4,939,614   $ 5,757,880    $ 6,114,476    $ 4,403,368
                                            ===========    ===========    ===========   ===========    ===========    ===========

---------------------
 * Commencement of operations.
** The Fund began offering Class 2 shares on May 1, 2000.
See Notes to Financial Statements.

                                   -- P-51 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 15 separate portfolios (the Portfolios): Seligman Bond Portfolio ("Bond Portfolio"), Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier Portfolio ("Frontier Portfolio"), Seligman Global Growth Portfolio ("Global Growth Portfolio"), Seligman Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"),Seligman Global Technology Portfolio ("Global Technology Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income Portfolio ("Income Portfolio"), Seligman International Growth Portfolio ("International Growth Portfolio"), Seligman Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity separate accounts established and offered by various insurance companies, and effective March 24, 2000, upon receipt by the Fund of an exemptive order from the Securities and Exchange Commission, shares of the Fund are available as an investment vehicle of variable life insurance separate accounts.

2. MULTIPLE CLASSES OF SHARES -- Effective May 1, 2000, the Fund began offering two classes of shares of each Portfolio -- Class 1 shares and Class 2 shares. All shares existing prior to May 1, 2000, have been classified as Class 1 shares. Class 2 shares pay an annual 12b-1 fee of up to 0.25% of average daily net assets. Class 1 shares do not pay 12b-1 fees. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

    a. SECURITY VALUATION -- Investments in US Government and Government Agency securities, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at the last sales price or, in its absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio's liability for deferred directors' fees are valued at current market values.

    b. FOREIGN SECURITIES -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Growth Portfolio, (together, the "Seligman International Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs,GDRs,and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

       (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

       (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

       The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

       Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

                                  -- P-52 --

                            Seligman Portfolios, Inc.


      The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

   c. FORWARD CURRENCY CONTRACTS -- The Seligman International Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

   d. FEDERAL TAXES -- The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required.

   e. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

   f. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the period ended June 30, 2000, 12b-1 fees were the only class-specific expenses.

   g. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

   h. EXPENSE ALLOCATIONS -- Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

   i. DISTRIBUTIONS TO SHAREHOLDERS -- The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

4. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2000, were as follows:

          PORTFOLIO                             PURCHASES            SALES
          ---------                            -----------        -----------
          Bond                              $    1,941,007     $    1,561,372
          Capital                               41,721,765         34,844,321
          Common Stock                           7,607,483         14,076,207
          Communications and Information       110,760,840        107,758,831
          Frontier                              22,329,467         26,588,045

                                   -- P-53 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

          PORTFOLIO                             PURCHASES            SALES
          ---------                            -----------        -----------
          Global Growth                        $ 2,974,100        $ 5,646,803
          Global Smaller Companies               9,066,485         10,115,440
          Global Technology                     22,209,773         17,428,526
          High-Yield Bond                        2,945,654          7,073,162
          Income                                 2,304,163          3,926,301
          International Growth                  15,175,605         14,448,734
          Large-Cap Growth                       5,424,217          2,699,122
          Large-Cap Value                        1,081,847          1,446,108
          Small-Cap Value                        2,833,953          1,613,749

   For the six months ended June 30, 2000, purchases and sales of US Government obligations were $357,009 and $99,939, respectively, for the Bond Portfolio, and $315,217 and $473,767, respectively, for the Income Portfolio.

   Identified cost of investments sold is used for both financial statement and federal income tax purposes.

   At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                               UNREALIZED         UNREALIZED
          PORTFOLIO                           APPRECIATION       DEPRECIATION
          ---------                           ------------       ------------
          Bond                                $     31,525       $    132,322
          Capital                               12,305,536            984,021
          Common Stock                          10,345,540          1,569,002
          Communications and Information        62,275,005         16,788,353
          Frontier                               5,404,982          1,222,052
          Global Growth                          3,077,802            167,166
          Global Smaller Companies               5,607,714          1,543,666
          Global Technology                      6,884,304          1,764,364
          High-Yield Bond                          316,210          3,279,535
          Income                                   735,302            417,087
          International Growth                   1,207,958            272,922
          Large-Cap Growth                       1,390,610            128,023
          Large-Cap Value                          542,635          1,200,189
          Small-Cap Value                          722,016            798,967

5. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager's fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios' daily net assets; equal to 1.00%, on an annual basis, of each of the Seligman International Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Manager's fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager's fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

   Effective July 1, 1998, Henderson Investment Management Limited (the "Subadviser") became adviser to the Seligman International Portfolios responsible for furnishing investment advice, research, and assistance with respect to their non-US investments. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee for each of the Seligman International Portfolios at a rate of 0.50% per annum of the average monthly assets under the Subadviser's supervision. The Subadivser is a wholly-owned subsidiary of Henderson plc, which is an indirect subsidiary of Amp Limited, an Australian life insurance and financial services company.

                                  -- P-54 --

                            Seligman Portfolios, Inc.

   On January 21, 2000, pursuant to authorization from the Fund's Board of Directors, the Manager gave notice to the Subadviser of its termination, effective as of the close of business on March 31, 2000, of the subadvisory agreement between the Manager and the Subadviser with respect to Seligman Global Growth Portfolio, Seligman Global Technology Portfolio, and Seligman International Growth Portfolio (the "Global Portfolios"). During the notice period, the Subadviser continued to provide the Global Portfolios with investment advice, research and assistance with respect to their non-US investments, subject to the Manager's overall supervision. Following the close of business on March 31, 2000, the Manager assumed full responsibility for the non-US investments of the Portfolios. The Subadviser continues to act as subadviser with respect to Seligman Global Smaller Companies Portfolio's non-US investments.

   The Manager has agreed to reimburse expenses, other than the management fee, that exceed 0.20% per annum of the average daily net assets of each of Bond, Capital, Common Stock, Communications and Information, Frontier, High-Yield Bond and Income Portfolios. The Manager, at its discretion and until it determines otherwise, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio. The Manager has agreed to reimburse expenses, other than the management fee, which exceed 0.40% per annum of the average daily net assets of each of the Seligman International Portfolios. The Manager, at its discretion, has also agreed to reimburse all expenses, other than the management fees, of the Large-Cap Growth, Large-Cap Value and Small-Cap Value Portfolios. The amounts of these reimbursements for the six months ended June 30, 2000 are disclosed in the Statements of Operations.

   Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager.

   Seligman Advisors, Inc. (the "Distributor"), a subsidiary of the Manager, acts as distributor of shares of the Fund and of contracts issued by variable annuity separate accounts of one insurance company and its affiliates. For the six months ended June 30, 2000, the Distributor earned fees of $43,133 for distributing such contracts.

   Under a Rule 12b-1 plan (the "Plan") adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the period ended June 30, 2000, fees incurred under the Plan aggregated $290, or 0.25% per annum and $51, or 0.15% per annum of the average daily net assets of Class 2 shares of Communications and Information Portfolio and Global Technology Portfolio, respectively.

   Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

   The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at June 30, 2000, are included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

6. CAPITAL LOSS CARRYFORWARD -- At December 31, 1999, the Bond Portfolio, Frontier Portfolio, High-Yield Bond Portfolio, and Large-Cap Growth Portfolio had net capital loss carryforwards for federal income tax purposes of $212,775, $428,834, $1,594,792, and $1,091, respectively, which are available for offset against future taxable net capital gains. These net capital loss carryforwards will expire in 2007. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

7. OUTSTANDING FORWARD EXCHANGE CURRENCY CONTRACTS -- At June 30, 2000, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                                                                          UNREALIZED
                                    FOREIGN     IN EXCHANGE    SETTLEMENT     US $       APPRECIATION
CONTRACT                            CURRENCY      FOR US $        DATE        VALUE     (DEPRECIATION)
--------                           ---------    -----------    ---------     -------    -------------
GLOBAL GROWTH PORTFOLIO
Purchases:
Norwegian krone                      125,490     $ 14,682        7/3/00     $ 14,644        $ (38)
                                                                                            -----
Sales:
Euro's                               135,968      129,645        7/3/00      129,965         (320)
                                                                                            -----
                                                                                            $(358)
                                                                                            =====
GLOBAL TECHNOLOGY PORTFOLIO
Purchases:
Euro's                                31,071       29,626        7/3/00       29,699        $  73
Euro's                                76,752       73,452        7/3/00       73,363          (88)
South African rand                 1,412,366      207,396        7/3/00      208,314          917
                                                                                            -----
                                                                                            $ 902
                                                                                            =====

                                  -- P-55 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                          UNREALIZED
                                    FOREIGN     IN EXCHANGE   SETTLEMENT      US $       APPRECIATION
CONTRACT                            CURRENCY      FOR US $       DATE         VALUE     (DEPRECIATION)
--------                           ---------    -----------   ----------    ---------    ------------
INTERNATIONAL GROWTH PORTFOLIO
Purchases:
Danish krone                         540,617      $69,443        7/3/00      $69,279        $(164)
Norwegian krone                       83,660        9,788        7/3/00        9,763          (25)
                                                                                            -----
                                                                                            $(189)
                                                                                            =====

8. CAPITAL STOCK TRANSACTIONS -- At June 30, 2000, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Bond, Capital, Global Smaller Companies, International Growth, and Income Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, and High-Yield Bond Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

                                               BOND                      CAPITAL                    CASH MANAGEMENT
                                             PORTFOLIO                  PORTFOLIO                      PORTFOLIO
                                     -----------------------    -----------------------       --------------------------
                                     SIX MONTHS                 SIX MONTHS                    SIX MONTHS
                                        ENDED         YEAR         ENDED         YEAR            ENDED           YEAR
                                       6/30/00        ENDED       6/30/00        ENDED          6/30/00          ENDED
                                     (unaudited)    12/31/99    (unaudited)    12/31/99       (unaudited)      12/31/99
                                     -----------    ---------   -----------    --------       -----------      ----------
Sale of shares..................       143,685      368,413       529,144       401,662       24,531,404      45,713,281
Shares issued in payment
   of dividends.................            --       37,845            --           408          409,120         737,469
Shares issued in payment
   of gain distributions........            --           --            --       290,498               --              --
                                      --------    ---------      --------      --------      -----------     -----------
Total...........................       143,685      406,258       529,144       692,568       24,940,524      46,450,750
                                      --------    ---------      --------      --------      -----------     -----------
Shares redeemed.................       (92,948)    (577,822)     (214,786)     (698,555)     (28,923,855)    (39,360,497)
                                      --------    ---------      --------      --------      -----------     -----------
Increase (decrease) in shares...        50,737     (171,564)      314,358        (5,987)      (3,983,331)      7,090,253
                                      ========    =========      ========      ========      ===========     ===========


                                                                COMMUNICATIONS AND INFORMATION PORTFOLIO
                                          COMMON STOCK          ----------------------------------------
                                            PORTFOLIO                  CLASS 1                 CLASS 2
                                    ------------------------    -----------------------       ---------
                                    SIX MONTHS                  SIX MONTHS                      5/1/00*
                                       ENDED         YEAR          ENDED         YEAR             TO
                                      6/30/00        ENDED        6/30/00        ENDED         6/30/00
                                    (unaudited)    12/31/99     (unaudited)     12/31/99      (unaudited)
                                    -----------   ---------     -----------    ----------     -----------
Sale of shares..................       264,106      960,847      1,710,775      2,745,361       63,479
Shares issued in payment
   of dividends.................            --       45,089             --             --           --
Shares issued in payment
   of gain distributions........            --      580,008             --      1,287,998           --
                                     ---------   ----------     ----------     ----------      -------
Total...........................       264,106    1,585,944      1,710,775      4,033,359       63,479
                                     ---------   ----------     ----------     ----------      -------
Shares redeemed.................      (715,185)  (2,098,043)    (1,783,854)    (3,152,170)        (121)
                                     ---------   ----------     ----------     ----------      -------
Increase (decrease) in shares...      (451,079)    (512,099)       (73,079)       881,189       63,358
                                     =========   ==========     ==========     ==========      =======

                                             FRONTIER                GLOBAL GROWTH                GLOBAL SMALLER
                                             PORTFOLIO                 PORTFOLIO                COMPANIES PORTFOLIO
                                     -----------------------    -----------------------       -----------------------
                                     SIX MONTHS                 SIX MONTHS                    SIX MONTHS
                                        ENDED         YEAR         ENDED         YEAR            ENDED        YEAR
                                       6/30/00        ENDED       6/30/00        ENDED          6/30/00       ENDED
                                     (unaudited)    12/31/99    (unaudited)    12/31/99       (unaudited)   12/31/99
                                      ---------    ---------    ----------     --------       ----------   ----------
Sale of shares..................     1,261,514    1,649,550       154,169       217,292           87,135      174,796
Shares issued in payment
   of dividends.................            --           --            --            --               --           --
Shares issued in payment
   of gain distributions........            --   (2,748,676)           --        68,170               --           --
                                    ----------   ----------      --------      --------        ---------     --------
Total...........................     1,261,514   (1,099,126)      154,169       285,462           87,135      174,796
                                    ----------   ----------      --------      --------        ---------     --------
Shares redeemed.................    (1,440,427)           0      (294,623)     (281,349)        (117,029)    (583,501)
                                    ----------   ----------      --------      --------        ---------     --------
Increase (decrease) in shares...      (178,913)  (1,099,126)     (140,454)        4,113          (29,894)    (408,705)
                                    ==========   ==========      ========      ========        =========     ========

[FN]
-------------------
* Commencement of offering of shares.


                                  -- P-56 --

                            Seligman Portfolios, Inc.

                                          GLOBAL TECHNOLOGY PORTFOLIO
                                    --------------------------------------          HIGH-YIELD BOND
                                             CLASS 1              CLASS 2              PORTFOLIO
                                    -----------------------      ---------     -------------------------
                                    SIX MONTHS                     5/1/00*     SIX MONTHS
                                       ENDED         YEAR            TO           ENDED         YEAR
                                      6/30/00        ENDED        6/30/00        6/30/00        ENDED
                                    (unaudited)     12/31/99    (unaudited)    (unaudited)     12/31/99
                                      --------     ---------     ---------     -----------    ----------
Sale of shares..................       679,908     1,185,726       28,499        231,648       1,398,390
Shares issued in payment
   of dividends.................            --            --           --             --         325,663
Shares issued in payment
   of gain distributions........            --        77,240           --             --              --
                                      --------     ---------      -------       --------      ----------
Total...........................       679,908     1,262,966       28,499        231,648       1,724,053
                                      --------     ---------      -------       --------      ----------
Shares redeemed.................      (354,861)     (899,796)        (690)      (950,865)     (1,887,102)
                                      --------     ---------      -------       --------      ----------
Increase (decrease) in shares...       325,047       363,170       27,809       (719,217)       (163,049)
                                      ========     =========      =======       ========      ==========

                                             INCOME               INTERNATIONAL GROWTH           LARGE-CAP GROWTH
                                            PORTFOLIO                  PORTFOLIO                    PORTFOLIO
                                     -----------------------    -----------------------       -----------------------
                                     SIX MONTHS                 SIX MONTHS                    SIX MONTHS
                                        ENDED         YEAR         ENDED         YEAR            ENDED      5/1/99**
                                       6/30/00        ENDED       6/30/00        ENDED          6/30/00        TO
                                     (unaudited)    12/31/99    (unaudited)    12/31/99       (unaudited)   12/31/99
                                      ---------    ---------    ----------     --------       ----------   ----------
Sale of shares..................        28,841      175,401       118,908        89,554          261,151      263,099
Shares issued in payment
   of dividends.................            --       42,285            --            --               --           --
Shares issued in payment
   of gain distributions........            --       70,610            --        89,832               --           --
                                      --------    ---------      --------      --------         --------     --------
Total...........................        28,841      288,296       118,908       179,386          261,151      263,099
                                      --------    ---------      --------      --------         --------     --------
Shares redeemed.................      (187,022)    (745,147)      (70,331)     (206,695)         (27,310)     (15,699)
                                      --------    ---------      --------      --------         --------     --------
Increase (decrease) in shares...      (158,181)    (456,851)       48,577       (27,309)         233,841      247,400
                                      ========    =========      ========      ========         ========     ========


                                          LARGE-CAP VALUE           SMALL-CAP VALUE
                                             PORTFOLIO                 PORTFOLIO
                                     -----------------------     -----------------------
                                     SIX MONTHS                  SIX MONTHS
                                        ENDED         YEAR          ENDED          YEAR
                                       6/30/00        ENDED        6/30/00         ENDED
                                     (unaudited)    12/31/99     (unaudited)     12/31/99
                                     -----------    --------     -----------     --------
Sale of shares..................       139,969       486,900       294,375        400,968
Shares issued in payment
   of dividends.................            --         7,447            --             --
Shares issued in payment
   of gain distributions........            --            --            --         39,088
                                      --------      --------      --------        -------
Total...........................       139,969       494,347       294,375        440,056
                                      --------      --------      --------        -------
Shares redeemed.................      (197,753)     (271,884)     (132,399)      (117,123)
                                      --------      --------      --------        -------
Increase (decrease) in shares...       (57,784)      222,463       161,976        322,933
                                      ========      ========      ========        =======

-------------------
  *Commencement of offering of shares.
 **Commencement of operations.

9. COMMITTED LINE OF CREDIT --All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $825 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Portfolio's borrowings are limited to 10% (5% for the Seligman International Portfolios) of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2001, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2000, none of the Portfolios had borrowed from the credit facility.

                                   -- P-57 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The tables below are intended to help you understand the financial performance of each Class of each Portfolio for the past five and one-half years or from its inception, if less than five and one-half years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

                                                                                 BOND PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED DECEMBER 31,
                                                        6/30/00     ------------------------------------------------------
                                                      (unaudited)    1999        1998        1997        1996        1995
                                                      -----------   ------      ------      ------      ------      ------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ...........        $ 9.27      $10.38      $10.24      $ 9.89      $10.44      $ 9.27
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................          0.29        0.64        0.59        0.54        0.56        0.61
Net realized and unrealized gain (loss)
  on investments ...............................          0.04       (1.10)       0.25        0.35       (0.55)       1.17
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ...............          0.33       (0.46)       0.84        0.89        0.01        1.78
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ...........            --       (0.65)      (0.59)      (0.54)      (0.56)      (0.61)
Distributions from net realized capital gain ...            --          --       (0.11)         --          --          --
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS ............................            --       (0.65)      (0.70)      (0.54)      (0.56)      (0.61)
                                                        ------      ------      ------      ------      ------      ------
NET ASSETS VALUE, END OF PERIOD ................         $9.60      $ 9.27      $10.38      $10.24      $ 9.89      $10.44
                                                        ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                             3.56%      (4.48)%      8.20%       8.98%       0.09%      19.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) .......        $5,610      $4,947      $7,320      $7,232      $5,015      $4,497
Ratio of expenses to average net assets ........          0.60%+      0.60%       0.60%       0.60%       0.60%       0.60%
Ratio of net income to average net assets ......          6.23%+      5.56%       5.58%       6.22%       5.97%       6.22%
Portfolio turnover rate ........................         33.20%      64.22%      73.31%     170.12%     199.74%     114.42%
Without management fee waiver:++
Ratio of expenses to average net assets ........          0.86%       0.71%       0.82%       0.83%       0.79%       0.99%
Ratio of net income to average net assets ......          5.97%       5.45%       5.36%       5.99%       5.78%       5.83%

--------------------

  +Annualized.
 ++The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                   -- P-58 --

                            Seligman Portfolios, Inc.


                                                                              CAPITAL PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEAR ENDED DECEMBER 31,
                                                        6/30/00     ------------------------------------------------------
                                                      (unaudited)    1999        1998        1997        1996        1995
                                                      -----------   ------      ------      ------      ------      ------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ...........        $23.90      $20.81      $18.10      $16.01      $14.91      $12.70
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................          0.04        0.01        0.04        0.03        0.04        0.05
Net realized and unrealized gain (loss)
  on investments ...............................          6.81       10.21        3.89        3.35        2.12        3.39
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ...............          6.85       10.22        3.93        3.38        2.16        3.44
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income ...........            --       (0.01)      (0.04)      (0.03)      (0.04)      (0.05)
Distributions from net realized capital gain ...            --       (7.12)      (1.18)      (1.26)      (1.02)      (1.18)
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS ............................            --       (7.13)      (1.22)      (1.29)      (1.06)      (1.23)
                                                        ------      ------      ------      ------      ------      ------
NET ASSETS VALUE, END OF PERIOD ................        $30.75      $23.90      $20.81      $18.10      $16.01      $14.91
                                                        ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                            28.66%      53.35%      22.19%      21.31%      14.51%      27.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) .......        $45,154     $27,586     $24,141     $20,400     $14,313      $9,294
Ratio of expenses to average net assets ........          0.52%+      0.59%       0.60%       0.60%       0.59%       0.60%
Ratio of net income to average net assets ......          0.26%+      0.03%       0.19%       0.16%       0.29%       0.32%
Portfolio turnover rate ........................        101.51%     172.88%     130.86%      93.97%      88.78%     122.20%
Without management fee waiver:++
Ratio of expenses to average net assets ........                                              0.62%                   0.71%
Ratio of net income to average net assets ......                                              0.14%                   0.21%

                                                                            CASH MANAGEMENT PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEAR ENDED DECEMBER 31,
                                                        6/30/00
                                                                    ------------------------------------------------------
                                                      (unaudited)    1999        1998        1997        1996        1995
                                                      -----------   ------      ------      ------      ------      ------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD ...........        $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................         0.029       0.050       0.053       0.054       0.053       0.055
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS ...............         0.029       0.050       0.053       0.054       0.053       0.055
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Distributions from net investment income .......        (0.029)     (0.050)     (0.053)     (0.054)     (0.053)     (0.055)
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS ............................        (0.029)     (0.050)     (0.053)     (0.054)     (0.053)     (0.055)
                                                        ------      ------      ------      ------      ------      ------
NET ASSETS VALUE, END OF PERIOD ................        $1.000      $1.000      $1.000      $1.000      $1.000      $1.000
                                                        ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                             2.97%       5.07%       5.42%       5.52%       5.43%       5.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) .......        $13,628     $17,611     $10,520      $8,635      $9,755      $7,800
Ratio of expenses to average net assets ........             --          --          --          --          --          --
Ratio of net income to average net assets ......          5.88%+      4.99%       5.30%       5.39%       5.30%       5.48%
Without management fee waiver and
  expense reimbursement:++
Ratio of expenses to average net assets ........          0.65%+      0.65%       0.67%       0.79%       0.63%       0.87%
Ratio of net income to average net assets ......          5.23%+      4.34%       4.63%       4.60%       4.67%       4.61%

--------------------
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                   -- P-59 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                             COMMON STOCK  PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEAR ENDED DECEMBER 31,
                                                        6/30/00     ------------------------------------------------------
                                                      (unaudited)    1999        1998        1997        1996        1995
                                                      -----------   ------      ------      ------      ------      ------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD............        $16.61      $18.63      $16.28      $15.92      $15.44      $13.78
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................          0.07        0.32        0.29        0.33        0.34        0.35
Net realized and unrealized gain (loss)
  on investments ...............................         (0.11)       2.03        3.61        3.01        2.79        3.40
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................         (0.04)       2.35        3.90        3.34        3.13        3.75
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............            --       (0.32)      (0.31)      (0.32)      (0.34)      (0.35)
Distributions from net realized capital gain....            --       (4.05)      (1.24)      (2.66)      (2.31)      (1.74)
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS.............................            --       (4.37)      (1.55)      (2.98)      (2.65)      (2.09)
                                                        ------      ------      ------      ------      ------      ------
NET ASSETS VALUE, END OF PERIOD.................        $16.57      $16.61      $18.63      $16.28      $15.92      $15.44
                                                        ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                            (0.24)%     13.15%      24.16%      21.31%      20.08%      27.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........        $39,718     $47,303     $62,588     $50,737     $37,168     $28,836
Ratio of expenses to average net assets.........          0.60%+      0.52%       0.52%       0.53%       0.53%       0.54%
Ratio of net income to average net assets.......          0.85%+      1.30%       1.61%       1.92%       1.99%       2.42%
Portfolio turnover rate.........................         22.04%      38.11%      55.55%      80.13%      50.33%      55.48%


                                                              COMMUNICATIONS AND INFORMATION PORTFOLIO
                                             -----------------------------------------------------------------------------
                                                                           CLASS 1                                CLASS 2
                                             ----------------------------------------------------------------    ---------
                                             SIX MONTHS                                                            5/1/00*
                                                ENDED                    YEAR ENDED DECEMBER 31,                     TO
                                               6/30/00                                                            6/30/00
                                                            -------------------------------------------------
                                             (unaudited)    1999       1998       1997       1996       1995    (unaudited)
                                              ---------    ------     ------     ------     ------     ------    ---------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD .....     $26.70      $17.14     $13.09     $14.69     $13.50     $10.44      $30.61
                                               ------      ------     ------     ------     ------     ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .............      (0.06)      (0.10)     (0.08)     (0.08)     (0.04)     (0.13)      (0.02)
Net realized and unrealized gain
  on investments .........................       1.35       14.36       4.81       3.13       1.23       4.15       (2.60)
                                               ------      ------     ------     ------     ------     ------      ------
TOTAL FROM INVESTMENT OPERATIONS .........       1.29       14.26       4.73       3.05       1.19       4.02       (2.62)
                                               ------      ------     ------     ------     ------     ------      ------
LESS DISTRIBUTIONS:
Distributions from net realized
  capital gain ...........................         --       (4.70)     (0.68)     (4.65)        --      (0.96)         --
                                               ------      ------     ------     ------     ------     ------      ------
TOTAL DISTRIBUTIONS ......................         --       (4.70)     (0.68)     (4.65)        --      (0.96)         --
                                               ------      ------     ------     ------     ------     ------      ------
NET ASSET VALUE, END OF PERIOD............     $27.99      $26.70     $17.14      $13.09    $14.69     $13.50      $27.99
                                               ======      ======     ======     ======     ======     ======      ======
TOTAL RETURN:                                    4.83%      85.81%     36.49%     22.22%      8.81%     38.55%      (8.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)..    $222,263    $213,961   $122,279    $87,633    $60,645    $38,442      $1,773
Ratio of expenses to average net assets ..       0.84%+      0.86%      0.87%      0.87%      0.87%      0.95%       1.19%+
Ratio of net income (loss) to average
   net assets ............................      (0.51)%+    (0.51)%    (0.56)%    (0.49)%    (0.32)%    (0.89)%     (0.62)%+
Portfolio turnover rate ..................      48.70%     118.16%    132.57%    277.14%    167.20%     96.62%      48.70%.

------------------
*  Commencement of offering of shares.
+  Annualized.
 .  For the six months ended 6/30/00.
See Notes to Financial Statements.

                                   -- P-60 --

                            Seligman Portfolios, Inc.

                                                                             FRONTIER PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEAR ENDED DECEMBER 31,
                                                        6/30/00     ------------------------------------------------------
                                                      (unaudited)    1999        1998        1997        1996        1995
                                                      -----------   ------      ------      ------      ------      ------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD............        $18.13      $15.55      $15.78      $14.98      $13.56      $10.58
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................         (0.12)      (0.10)      (0.08)      (0.08)      (0.06)      (0.07)
Net realized and unrealized gain
   (loss) on investments........................          0.86        2.68       (0.15)       2.47        3.28        3.58
Net realized and unrealized gain (loss) on
  foreign currency transactions.................            --          --          --          --          --          --
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................          0.74        2.58       (0.23)       2.39        3.22        3.51
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............            --          --          --          --          --          --
Distributions from net realized capital gain....            --          --          --       (1.59)      (1.80)      (0.53)
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:............................            --          --          --       (1.59)      (1.80)      (0.53)
                                                        ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD..................        $18.87      $18.13      $15.55      $15.78      $14.98      $13.56
                                                        ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                             4.08%      16.59%      (1.46)%     16.33%      23.93%      33.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........        $23,385     $25,706     $39,148     $42,973     $31,672     $12,476
Ratio of expenses to average net assets.........          0.95%+      0.95%       0.92%       0.89%       0.92%       0.95%
Ratio of net income (loss) to average net assets         (0.87)%+    (0.68)%     (0.51)%     (0.49)%     (0.37)%     (0.55)%
Portfolio turnover rate.........................         89.44%      57.93%      86.52%     101.68%     119.74%     106.48%
Without management fee waiver and expense
   reimbursement:++
Ratio of expenses to average net assets.........          0.98%+      0.96%                               1.37%
Ratio of net income (loss) to average net assets         (0.90)%+    (0.69)%                             (0.97)%

                                                                       GLOBAL GROWTH PORTFOLIO
                                                      --------------------------------------------------------
                                                      SIX MONTHS               YEAR ENDED
                                                         ENDED                DECEMBER 31,            5/1/96**
                                                        6/30/00                                          TO
                                                                    ------------------------------
                                                     (unaudited)     1999        1998        1997     12/31/96
                                                      ---------     ------      ------      ------    --------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD............        $18.22      $13.33      $11.03      $ 9.91      $10.00
                                                        ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................         (0.07)      (0.06)      (0.01)       0.01        0.01
Net realized and unrealized gain
   (loss) on investments........................         (0.09)       7.31        2.25        1.79        0.02
Net realized and unrealized gain (loss) on
  foreign currency transactions.................         (0.35)      (0.44)       0.14       (0.56)      (0.11)
                                                        ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................         (0.51)       6.81        2.38        1.24       (0.08)
                                                        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............            --          --          --          --       (0.01)
Distributions from net realized capital gain....            --       (1.92)      (0.08)      (0.12)         --
                                                        ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:............................            --       (1.92)      (0.08)      (0.12)      (0.01)
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD..................        $17.71      $18.22      $13.33      $11.03       $9.91
                                                        ======      ======      ======      ======       =====
TOTAL RETURN:                                            (2.80)%     52.49%      21.60%      12.57%      (0.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........        $9,068     $11,889      $8,643      $5,449      $1,590
Ratio of expenses to average net assets.........          1.40%+      1.40%       1.40%       1.40%       1.40%+
Ratio of net income (loss) to average net assets         (0.74)%+    (0.38)%     (0.06)%      0.01%       0.37%+
Portfolio turnover rate.........................         27.85%      69.18%      48.99%      77.85%      12.99%
Without management fee waiver and expense
   reimbursement:++
Ratio of expenses to average net assets.........          1.43%+      1.45%       1.60%       2.11%       6.04%+
Ratio of net income (loss) to average net assets         (0.77)%+    (0.43)%     (0.26)%     (0.70)%     (4.27)%+

------------------
 **Commencement of operations.
  +Annualized.
 ++The Manager, and Seligman Henderson, the former subadviser to the Seligman
   International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                   -- P-61 --

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                             GLOBAL SMALLER COMPANIES PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEAR ENDED DECEMBER 31,
                                                        6/30/00
                                                                    ------------------------------------------------------
                                                      (unaudited)    1999        1998        1997        1996        1995
                                                      -----------   ------      ------      ------      ------      ------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD............        $17.48      $13.62      $12.98      $12.87      $11.67      $10.31
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................         (0.04)      (0.06)      (0.01)       0.02        0.02        0.05
Net realized and unrealized gain (loss)
  on investments ...............................          0.75        4.10        1.02        1.17        2.31        2.04
Net realized and unrealized gain (loss) on
  foreign currency transactions ................         (0.32)      (0.18)      (0.17)      (0.75)      (0.16)      (0.30)
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................          0.39        3.86        0.84        0.44        2.17        1.79
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............            --          --          --       (0.02)      (0.02)      (0.05)
Distributions from net realized capital gain....            --          --       (0.20)      (0.31)      (0.95)      (0.38)
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:............................            --          --       (0.20)      (0.33)      (0.97)      (0.43)
                                                        ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD..................        $17.87      $17.48      $13.62      $12.98      $12.87      $11.67
                                                        ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                             2.23%      28.34%       6.58%       3.43%      18.66%      17.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........       $19,470     $19,569     $20,814     $20,505     $16,876      $4,837
Ratio of expenses to average net assets.........          1.40%+      1.40%       1.40%       1.40%       1.40%       1.39%
Ratio of net income (loss) to average net assets         (0.32)%+    (0.46)%     (0.06)%      0.24%       0.23%       0.64%
Portfolio turnover rate.........................         47.83%      46.75%      66.40%      64.81%      62.31%      55.65%
Without management fee waiver and expense
  reimbursement:++
Ratio of expenses to average net assets.........          1.55%+      1.60%       1.50%       1.56%       1.90%       3.84%
Ratio of net income (loss) to average net assets         (0.47)%+    (0.66)%     (0.16)%      0.08%      (0.27)%     (1.81)%


                                                                            GLOBAL TECHNOLOGY PORTFOLIO
                                                       ---------------------------------------------------------------------
                                                                                CLASS 1                            CLASS 2
                                                       -------------------------------------------------------    ----------
                                                       SIX MONTHS                                                   5/1/00*
                                                         ENDED          YEAR ENDED DECEMBER 31,        5/1/96**       TO
                                                        6/30/00                                           TO        6/30/00
                                                                    ------------------------------
PER SHARE DATA:                                       (unaudited)    1999        1998        1997      12/31/96   (unaudited)
                                                        ------      ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD............        $27.42      $13.85      $10.59      $10.32      $10.00      $30.96
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................         (0.02)      (0.09)      (0.05)       0.01          --       (0.03)
Net realized and unrealized gain (loss)
  on investments................................          1.70       16.25        3.81        2.15        0.30       (1.97)
Net realized and unrealized gain (loss) on
  foreign currency transactions ................         (0.10)      (0.04)       0.11       (0.19)       0.10        0.04
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................          1.58       16.12        3.87        1.97        0.40       (1.96)
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............            --          --          --       (0.01)         --          --
Distributions from net realized capital gain....            --       (2.55)      (0.61)      (1.69)      (0.08)         --
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:............................            --       (2.55)      (0.61)      (1.70)      (0.08)         --
                                                        ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD..................        $29.00      $27.42      $13.85      $10.59      $10.32      $29.00
                                                        ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                             5.76%     118.80%      36.80%      19.53%       4.01%      (6.33)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)........       $32,788     $22,087      $6,130      $3,686      $1,364        $807
Ratio of expenses to average net assets.........          1.21%+      1.40%       1.40%       1.40%       1.40%+      1.40%+
Ratio of net income (loss) to average net assets         (0.41)%+    (0.51)%     (0.43)%      0.12%       0.60%+     (1.30)%+
Portfolio turnover rate.........................         65.94%     116.88%      82.27%     167.36%      45.04%      65.94%.
Without management fee waiver and expense
  reimbursement:++
Ratio of expenses to average net assets.........                      1.41%       1.80%       2.10%       4.71%+
Ratio of net income (loss) to average net assets                     (0.52)%     (0.83)%     (0.58)%     (2.71)%+

----------------------
  *Commencement of offering of shares.
 **Commencement of operations.
  +Annualized.
 ++The Manager, and Seligman Henderson, the former subadviser to the Seligman
   International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
 .  For the six months ended 6/30/00.
See Notes to Financial Statements.

                                   -- P-62 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            HIGH-YIELD BOND PORTFOLIO
                                                       --------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                YEAR ENDED DECEMBER 31,              5/1/95**
                                                        6/30/00     ------------------------------------------        TO
PER SHARE DATA:                                       (unaudited)    1999        1998        1997        1996      12/31/95
                                                        ------      ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD............        $ 9.59      $10.87      $11.87      $11.19      $10.50      $10.00
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
et investment income...........................           0.50        1.19        1.11        0.91        0.77        0.22
Net realized and unrealized gain (loss)
  on investments................................         (0.69)      (1.27)      (0.99)       0.78        0.77        0.52
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................         (0.19)      (0.08)       0.12        1.69        1.54        0.74
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............            --       (1.20)      (1.11)      (0.90)      (0.77)      (0.22)
Distributions from net realized capital gain....            --          --       (0.01)      (0.11)      (0.08)      (0.02)
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:...........................             --       (1.20)      (1.12)      (1.01)      (0.85)      (0.24)
                                                        ------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD..................        $ 9.40      $ 9.59      $10.87      $11.87      $11.19      $10.50
                                                        ======      ======      ======      ======      ======      ======
TOTAL RETURN:                                            (1.98)%     (0.75)%      1.02%      15.09%      14.62%       7.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........       $19,595     $26,892     $32,253     $23,268     $11,176      $3,009
Ratio of expenses to average net assets.........          0.70%+      0.70%       0.70%       0.70%       0.70%       0.70%+
Ratio of net income (loss) to average net assets         10.72%+     10.33%       9.60%       9.61%       9.77%       7.46%+
Portfolio turnover rate.........................         13.35%      57.05%      43.13%      74.54%     117.01%      67.55%
Without management fee waiver and expense
  reimbursement:++
Ratio of expenses to average net assets.........          0.81%+      0.77%       0.74%       0.79%       0.88%       4.38%+
Ratio of net income to average net assets.......         10.61%+     10.26%       9.56%       9.52%       9.59%       3.78%+

                                                                                      INCOME PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEAR ENDED DECEMBER 31,
                                                        6/30/00     ------------------------------------------------------
                                                      (unaudited)    1999        1998        1997        1996        1995
                                                      -----------   ------      ------      ------      ------      ------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD............        $ 9.91      $11.01      $10.80      $10.52      $10.56      $ 9.97
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................          0.15        0.53        0.45        0.56        0.58        0.60
Net realized and unrealized gain (loss)
  on investments................................          0.01       (0.23)       0.38        0.91        0.13        1.19
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................          0.16        0.30        0.83        1.47        0.71        1.79
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............            --       (0.52)      (0.46)      (0.55)      (0.58)      (0.60)
Distributions from net realized capital gain....            --       (0.88)      (0.16)      (0.64)      (0.17)      (0.60)
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:............................            --       (1.40)      (0.62)      (1.19)      (0.75)      (1.20)
                                                        ------      ------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD..................        $10.07      $ 9.91     $ 11.01     $ 10.80     $ 10.52     $ 10.56
                                                        ======      ======     =======     =======     =======     =======
TOTAL RETURN:                                             1.61%       2.87%       7.76%      14.02%       6.66%      17.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........        $7,142      $8,595     $14,582     $13,835     $13,717     $12,619
Ratio of expenses to average net assets.........          0.60%+      0.60%       0.60%       0.60%       0.59%       0.60%
Ratio of net income to average net assets.......          3.08%+      3.62%       3.94%       4.71%       5.37%       5.55%
Portfolio turnover rate.........................         30.56%      75.08%      70.45%      96.99%      19.59%      51.22%
Without management fee waiver and expense
  reimbursement:++
Ratio of expenses to average net assets.........          0.96%+      0.72%       0.61%       0.63%                   0.62%
Ratio of net income to average net assets.......          2.72%+      3.50%       3.93%       4.68%                   5.53%

--------------------
  *Commencement of operations.
  +Annualized.
 ++The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                   -- P-63 --

                            Seligman Portfolios, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  (continued)
--------------------------------------------------------------------------------

                                                                         INTERNATIONAL GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                      YEAR ENDED DECEMBER 31,
                                                        6/30/00     ------------------------------------------------------
                                                      (unaudited)    1999        1998        1997        1996        1995
                                                      -----------   ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD............        $16.63      $15.37      $13.54      $12.96      $12.39      $11.34
                                                        ------      ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................         (0.04)      (0.05)       0.08        0.03        0.07        0.15
Net realized and unrealized gain (loss)
  on investments................................         (3.42)       4.69        1.90        2.11        1.13        0.90
Net realized and unrealized gain (loss) on
  foreign currency transactions ................         (0.51)       0.73        0.16       (1.06)      (0.32)       0.24
                                                        ------      ------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS................         (3.97)       3.91        2.14        1.08        0.88        1.29
                                                        ------      ------      ------      ------      ------      ------
LESS DISTRIBUTIONS:
Dividends from net investment income............            --          --       (0.15)      (0.03)      (0.07)      (0.15)
Distributions from net realized capital gain....            --       (2.65)      (0.16)      (0.47)      (0.24)      (0.09)
                                                        ------      ------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS:............................            --       (2.65)      (0.31)      (0.50)      (0.31)      (0.24)
                                                       -------      ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD..................       $ 12.66      $16.63      $15.37      $13.54      $12.96      $12.39
                                                       =======      ======      ======      ======      ======      ======
TOTAL RETURN:                                           (23.87)%     26.64%      15.81%       8.35%       7.08%      11.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........       $ 8,418     $10,248     $ 9,893     $ 9,182     $ 7,242     $ 4,183
Ratio of expenses to average net assets.........          1.40%+      1.39%       1.40%       1.40%       1.40%       1.35%
Ratio of net income (loss) to average net assets         (0.54)%+     0.33%       0.52%       0.43%       0.70%       1.01%
Portfolio turnover rate.........................        158.95%      79.17%      75.81%      89.43%      48.53%      41.40%
Without management fee waiver and expense
  reimbursement:++
Ratio of expenses to average net assets.........          1.80%+      1.66%       1.78%       2.07%       2.30%       3.40%
Ratio of net income (loss) to average net assets         (0.93)%+     0.06%       0.14%      (0.24)%     (0.20)%     (1.04)%

                                                 LARGE-CAP
                                                  GROWTH                   LARGE-CAP                          SMALL-CAP
                                                 PORTFOLIO               VALUE PORTFOLIO                   VALUE PORTFOLIO
                                            --------------------  -------------------------------  -------------------------------
                                            SIX MONTHS            SIX MONTHS                       SIX MONTHS
                                              ENDED     5/1/99**     ENDED       YEAR    5/1/98**     ENDED      YEAR     5/1/98**
                                             6/30/00       TO       6/30/00      ENDED     TO        6/30/00     ENDED       TO
PER SHARE DATA:                            (unaudited)  12/31/99  (unaudited)  12/31/99  12/31/98  (unaudited)  12/31/99  12/31/98
                                            ---------   --------   ---------   --------  --------   ---------   --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD........  $12.16     $10.00     $ 9.28      $ 9.66    $10.00     $ 8.08      $ 7.31    $10.00
                                              ------     ------     ------      ------    ------     ------      ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................    0.02         --       0.07        0.10      0.04         --       (0.03)    (0.02)
Net realized and unrealized gain (loss) on
   investments..............................    1.16       2.16      (0.57)      (0.37)    (0.07)      0.57        2.49     (1.73)
Net realized and unrealized gain (loss) on
   foreign currency transactions............      --         --         --          --        --         --          --        --
                                              ------     ------     ------      ------    ------     ------      ------    ------
TOTAL FROM INVESTMENT OPERATIONS............    1.18       2.16      (0.50)      (0.27)    (0.03)      0.57        2.46     (1.75)
                                              ------     ------     ------      ------    ------     ------      ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income........      --         --         --       (0.11)    (0.04)        --          --        --
Distributions from net realized capital gain      --         --         --          --     (0.27)        --       (1.69)    (0.94)
                                              ------     ------     ------      ------    ------     ------      ------    ------
TOTAL DISTRIBUTIONS:........................      --         --         --       (0.11)    (0.31)        --       (1.69)    (0.94)
                                              ------     ------     ------      ------    ------     ------      ------    ------
NET ASSET VALUE, END OF PERIOD..............  $13.34     $12.16     $ 8.78      $ 9.28    $ 9.66     $ 8.65      $ 8.08    $ 7.31
                                              ======     ======     ======      ======    ======     ======      ======    ======
TOTAL RETURN:                                   9.70%     21.60%     (5.39)%     (2.76)%   (0.26)%     7.05%      35.26%   (17.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)....   $7,143     $3,668     $4,940      $5,758    $3,845     $6,114      $4,403    $2,469
Ratio of expenses to average net assets.....    0.70%+     0.70%+     0.80%+      0.80%     0.80%+     1.00%+      1.00%     1.00%+
Ratio of net income (loss) to average
  net assets................................    0.23%+   (0.03)%+     1.64%+      1.18%     1.11%+   (0.24)%+    (0.27)%   (0.34)%+
Portfolio turnover rate.....................   55.34%     56.69%     21.34%      28.01%    65.82%     34.22%      90.51%    73.87%
Without management fee waiver and
   expense reimbursement:++
Ratio of expenses to average net assets.....    1.16%+     1.52%+     1.23%+      1.13%     2.24%+     1.42%+      1.41%     3.08%+
Ratio of net income (loss) to average
  net assets................................  (0.23)%+   (0.85)%+     1.21%+      0.85%   (0.33)%+   (0.66)%+    (0.68)%    (2.43%)+

--------------------
 **Commencement of operations.
  +Annualized.
 ++The Manager and Seligman Henderson, the former subadviser to the Seligman
   International Portfolios, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                  -- P-64 --

                            Seligman Portfolios, Inc.

--------------------------------------------------------------------------------
BOARD OF DIRECTORS
--------------------------------------------------------------------------------

JOHN R. GALVIN 2, 4
Director, Raytheon Company
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

ALICE S. ILCHMAN 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center
Director, Conoco Inc.

JOHN E. MEROW 2, 4
Director, Commonwealth Industries, Inc.
Trustee, New York-Presbyterian Hospital
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm

BETSY S. MICHEL 2, 4
Trustee, The Geraldine R. Dodge Foundation

WILLIAM C. MORRIS 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

JAMES Q. RIORDAN 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development

RICHARD R. SCHMALTZ 1
Managing Director, Director of Investments,
   J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

ROBERT L. SHAFER 3, 4
Retired Vice President, Pfizer Inc.

JAMES N. WHITSON 2, 4
Director and Consultant,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

BRIAN T. ZINO 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company
Member of the Board of Governors,
   Investment Company Institute

Director Emeritus
FRED E. BROWN
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

-----------------
Member:
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee
4 Board Operations Committee

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS

WILLIAM C. MORRIS
Chairman

BRIANT.ZINO
President

DANIEL J. BARKER
Vice President

JACK P. CHANG
Vice President

DANIEL J. CHARLESTON
Vice President

IAIN C. CLARK
Vice President

MARK J. CUNNEEN
Vice President

NEIL T. EIGEN
Vice President

MARION S. SCHULTHEIS
Vice President

CHARLES C. SMITH, JR.
Vice President

LAWRENCE P. VOGEL
Vice President and Treasurer

STEVEN A. WERBER, JR.
Vice President

PAUL H. WICK
Vice President

GARY S. ZELTZER
Vice President

FRANK J. NASTA
Secretary

--------------------------------------------------------------------------------
MANAGER

J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

SUBADVISER (to Seligman Global
Smaller Companies Portfolio)
Henderson Investment
   Management Limited
3 Finsbury Avenue
London EC2M 2PA

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, New York 10017

CUSTODIANS
State Street Bank & Trust Co.
The Chase Manhattan Bank

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Ernst & Young LLP

                                  -- P-65 --
                               www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Portfolios, Inc., which contains information about the management fees and other costs. Please read the prospectus carefully before investing or sending money.